As filed with the SEC on April 7, 2020 .	Registration No. 333‑215544
Registration No. 811-05826

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 3

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 192
_____________

PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, NJ 07102
800-778-2255
(Address and telephone number of principal executive offices)
_____________

Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
280 Trumbull Street
Hartford, CT 06103
(Name and address of agent for service)

_____________

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
■ on May 1, 2020, pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)
■ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A:

INFORMATION REQUIRED IN THE PROSPECTUS

PROSPECTUS
May 1, 2020

PruLife® SVUL Protector®
AN INDIVIDUAL, FLEXIBLE PREMIUM, SURVIVORSHIP, VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT ISSUED BY:
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
TELEPHONE: 800-944-8786

This prospectus describes the PruLife® SVUL Protector® Contract (t he “Contract”) offered by Pruco Life Insurance Company ("Pruco Life", "us", "we", or "our"), a stock life insurance company. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing finances in a variable insurance product. Clients seeking information regarding their particular investment needs should contact a financial professional.
____________________________________________________________________________________________________________
Please read this prospectus before purchasing a PruLife® SVUL Protector® Contract and keep it for future reference. Capitalized terms used in this prospectus are defined where first used or in the section DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS.
You (the "Contract Owner") may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options of the Pruco Life Variable Universal Account (the "Separate Account" or “Account”). The Account offers a wide variety of Variable Investment Options from the firms listed below. A complete list of the available Funds is included in this prospectus.

• Advanced Series Trust	• MFS®
• American Funds®	• Neuberger Berman
• BNY Mellon	• Prudential
• Fidelity® Investments	• TOPS – The Optimized Portfolio System®
• Franklin Templeton®
You may also choose to invest your Contract’s premiums and its earnings in the Fixed Rate Option, referred to as the “fixed investment option” in your Contract, which pays a guaranteed interest rate.
____________________________________________________________________________________________________________
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on our website (www. prudential.com/eprospectus), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by going to www.prudential.com/edelivery. You may elect to receive all future reports in paper free of charge by calling 877-248-4019 .

In compliance with U.S. law, Pruco Life delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined that this Contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.
The Contract may be purchased through registered representatives located in banks and other financial institutions. Investment in a variable life insurance contract is subject to risk, including the possible loss of your money. An investment in PruLife® SVUL Protector® is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

Appendix A: State Availability or Variations of Certain Features and Riders	i

The following summaries provide a brief overview of the more significant aspects of the Contract. We provide more complete and detailed information in the subsequent sections of this prospectus and in the statement of additional information and Contract.
SUMMARY OF THE CONTRACT AND CONTRACT BENEFITS
Brief Description of the Contract – PruLife® SVUL Protector® is a form of variable universal life insurance providing coverage on the lives of two insureds. A Death Benefit is paid upon the death of the surviving (second-to-die) insured person.
Some Contract forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See Appendix A, which is part of your prospectus, for state availability and a description of all material variations to features and riders that differ from the description contained in the prospectus. Some Contract forms, features, and/or Variable Investment Options described in this prospectus may not be available through all brokers. The Contract form number for this Contract is ICC17 SVUNLG-2017 or SVUNLG-2017. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left hand corner of the first page of your Contract.
Types of Death Benefit – You may choose from three types of Death Benefit options. You may change from one Death Benefit type to another, subject to limitations, and charges may apply.

•	Type A (fixed): the Death Benefit is generally the Basic Insurance Amount you chose.

•	Type B (variable): the Death Benefit is generally the Basic Insurance Amount plus the value of the Contract Fund.

•	Type C (return of premium): the Death Benefit is generally the Basic Insurance Amount plus the total premiums paid into the Contract and less any withdrawals.
Decreasing the Basic Insurance Amount – Subject to certain limitations and charges, you have the option of decreasing the Basic Insurance Amount after the Contract is issued.
Premium Payments – With certain exceptions, you choose the timing and the amount of premium payments.
Investment Choices – You may choose to allocate your net premiums and earnings to one or more of the available Variable Investment Options or our Fixed Rate Option. You may change the way in which subsequent premiums are allocated. You may transfer money among your investment choices, subject to restrictions. In addition, you may use our dollar cost averaging feature or our automatic rebalancing feature.
The Contract Fund – Your net premiums paid into the Contract are held in the Contract Fund, the value of which changes daily reflecting: (1) increases or decreases in the value of the Funds; (2) interest credited on any amounts allocated to the Fixed Rate Option; (3) interest credited on any loan; and (4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options. The Contract Fund value also changes to reflect monthly deductions and any withdrawals.
Death Benefit Protection - The Contract includes at no additional cost a Limited No-Lapse Guarantee and a Rider to Provide Lapse Protection. These provide conditional guarantees that can keep your Contract in effect regardless of investment performance or Contract Fund value. The Limited No-lapse Guarantee can protect your Contract during the first 10 Contract years. The Rider to Provide Lapse Protection can protect your Contract starting in the 11st Contract year. Both are subject to requirements for maintaining the guarantees. The guarantees may not last for the period of time you wish to keep your Contract.
Loans – You may borrow money from us using your Contract as security for the loan. Interest charges will apply.
Withdrawals – Under certain circumstances and limitations, you may withdraw a part of the Contract's Cash Surrender Value without surrendering the Contract. Charges may apply.
Surrendering the Contract – A Contract may be surrendered for its Cash Surrender Value while at least one insured is living. Charges may apply.
Canceling the Contract ( Right to Cancel or “Free Look” ) – Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law).
SUMMARY OF CONTRACT RISKS
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
Increase in Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Risks of Using the Contract as a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the

Contract is consistent with the purpose for which it is being considered.
Risk of Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charges and less any Contract Debt, is zero or less, unless it remains in force under the Limited No-Lapse Guarantee or Rider to Provide Lapse Protection. Your Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charges, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse and you could lose your insurance coverage.
Risks of Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Risks of Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. In addition, a loan from your Contract may have tax consequences.
Limitations on Transfers – Currently, we allow up to 20 transfers among the Variable Investment Options per calendar year. After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they bear an original signature in ink, are received in Good Order at a Service Office, and are sent to us by U.S. regular mail.
Only one transfer from the Fixed Rate Option is permitted during each Contract Year and the amount of the transfer is subject to strict limits.
Surrender of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance contract.

However, your Death Benefit could be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering purchasing this Contract to replace an existing contract, you should first consider other options. In some cases, if you require additional life insurance coverage, the benefits of your existing contract can be protected by increasing the insurance amount of your existing contract, if permitted, or by purchasing an additional contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing a new Contract from us and you should consult with a tax adviser.
Our Ability to Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.
SUMMARY OF RISKS ASSOCIATED WITH THE VARIABLE INVESTMENT OPTIONS
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund's prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.prudential.com/eprospectus or by calling 800-944-8786. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust ("AST"). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
SUMMARY OF CHARGES AND EXPENSES
Charges other than Fund Expenses
The following tables describe the maximum fees and expenses that you could pay when buying, owning, and surrendering the Contract. Generally, our current fees and expenses are lower than the maximum fees and expenses reflected in the following tables.
The first table describes maximum fees and expenses that we deduct from each premium payment, and maximum fees we charge for purchases, surrenders, transfers and other transactions, and certain riders.

Table 1: Transaction and Optional Rider Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Charge (load) on Premiums	Deducted from premium payments.	2.68%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	3.75%
Surrender Charge(1) (Minimum and maximum per $1,000 of Basic Insurance Amount.) _____________ Initial charge for a representative Contract Owner(2)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From $3.83 to $17.04(3) _____________ $8.39
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25
Withdrawal fee	Upon withdrawal.	$25
Basic Insurance Amount Decrease fee	Upon decrease in Basic Insurance Amount.	$25
Enhanced Cash Value Rider charge (per $1,000 of Basic Insurance Amount)	One-time charge applied on first month of processing.	$0.75
Overloan Protection Rider fee (percentage of the Contract Fund amount)	One-time charge upon exercising the rider benefit.	3.5%

(1)
The surrender charge amount per $1,000 varies based on the individual characteristics of the insureds, including issue age, sex, and underwriting classification, as well as Contract duration and the addition of optional riders. The maximum surrender charge amount per $1,000 applies in the first Contract Year to insureds age 55 and when both insureds are a smoker substandard class D or worse underwriting classification. The charge decreases to zero by the end of the 14th year.

(2)	Representative insureds are male age 59 and female age 57 , both preferred best underwriting class, no riders or extras.

(3)	No optional riders have been added to the Contract.
The second table describes the maximum Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

Table 2: Periodic Contract and Optional Rider Charges Other Than the Funds’ Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance (“COI”) for the Basic Insurance Amount. Minimum and maximum charge per $1,000 of the Net Amount at Risk. _____________ Initial COI for a representative Contract Owner(4)	Monthly	From $.00001 to $83.34(1)(2)(3) _____________ $0.00111
Administrative charge for Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of Basic Insurance Amount plus a flat fee).
_____________
Initial charge for a representative Contract Owner(4)
	Monthly	$0.04 to $5.07 plus $10(2)(8) _____________ $0.32 plus $10(9)
Mortality and Expense Risk charge (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.50%(5)
Additional mortality charge for risk associated with certain health conditions, occupations, avocations, or aviation risks. (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08(2)(6)

Estate Protection Rider charge(9) (charge per $1,000 of rider coverage amount) _____________ Initial charge for a representative Contract Owner(4)	Monthly	From $0.05001 to $29.88(1)(2) _____________ $0.0511
Net interest on loans(7)	Annually	1% for standard loans. 0.05% for preferred loans.

(1)	The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.

(2)
The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(3)	The highest COI rate is charged for older Attained Ages with worse underwriting classifications.

(4)	Representative insureds are male age 59 and female age 57, both preferred best underwriting class, with a $1,000,000 Basic Insurance Amount.

(5)	The daily charge is based on the effective annual rate shown.

(6)	The amount and duration of the charge per $1,000 will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.

(7)
The net interest on loans reflects the net difference between a standard loan with an effective annual interest rate of 2% and an effective annual interest credit equal to 1%. Preferred loans are charged a lower effective annual interest rate. All loans are standard loans during the first 10 Contract Years. All new and existing loans will be considered preferred loans on and after the 10th Contract Anniversary.

(8)	The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.

(9)	Duration of the charge is limited.
Fund Expenses
This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each of the Funds. Fund prospectuses are available at www.prudential.com/eprospectus or by calling 800-944-8786.

Total Annual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution [and/or service] (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.31%	1.18%
GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS
Pruco Life Insurance Company
Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company, organized on December 23, 1971, under the laws of the state of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. Our principal executive office is located at 213 Washington Street, Newark, New Jersey 07102.
The Pruco Life Variable Universal Account
We have established a Separate Account, the Pruco Life Variable Universal Account (the "Account" or the "Registrant") to hold the assets that are associated with the Contracts. The Account was established on April 17, 1989, under Arizona law and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "Separate Account" under the federal securities laws. The Account holds assets that are segregated from all of our other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life conducts.
We are the legal owner of the assets in the Account. We will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Contracts. In addition to these assets, the Account's assets may include funds contributed by us to commence operation of the Account and may include accumulations of the charges we make against the Account. From time to time we will transfer capital contributions to our general account. We will consider any possible adverse impact the transfer might have on the Account before making any such transfer.
Income, gains and losses credited to, or charged against, the Account reflect the Account’s own investment experience and not the investment experience of our other assets. The assets of the Account that are held in support of client accounts may not be charged with liabilities that arise from any other business we conduct.
We are obligated to pay all amounts promised to Contract Owners under the Contract. The obligations to Contract Owners and beneficiaries arising under the Contracts are our general corporate obligations. Guarantees and benefits within the Contract are subject to our claims paying ability.
You may invest in one or a combination of the available Variable Investment Options. When you choose a Variable Investment Option, we purchase shares of the corresponding Fund or a separate investment series of a Fund which are held as an investment for that option. We hold these shares in the Account.
The Funds
This Contract offers Funds managed by AST Investment Services, Inc. and PGIM Investments LLC, both of which are affiliated companies of Pruco Life (“Affiliated Funds”), and Funds managed by companies not affiliated with Pruco Life ("Unaffiliated Funds"). Pruco Life and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds. We consider the amount of these fees and payments when determining which Funds to offer through the Contract. Affiliated

Funds may provide Prudential Companies with greater fees and payments than Unaffiliated Funds. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds. As indicated next to each Fund's description in the tables that follow, each Fund has one or more subadvisers that provide certain day-to-day investment management services. We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which Funds to offer under the Contract. Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Funds they recommend and may benefit accordingly from allocations of Contract Fund value to the Variable Investment Options that invest in these Funds. Allocations made to all Affiliated Funds benefit us financially. See Service Fees Payable to Pruco Life for more information about fees and payments we may receive from the Funds and/or their affiliates.
Pruco Life has selected the Funds for inclusion as investment options under this Contract in Pruco Life’s role as issuer of this Contract. We may remove or add additional Variable Investment Options in the future. We may consider the potential risk to us of offering a Fund in light of the benefits provided by the Contract.
PGIM Investments LLC serves as the investment manager for The Prudential Series Fund ("PSF") and certain Funds of AST. PGIM Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the other Funds of AST.
The investment management agreements for PSF and AST provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Fund with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Fund. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services that are deemed advisable by the Board of Trustees of the applicable Fund.
The Investment Managers or subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the Funds' prospectuses.
Each Fund is detailed in its own separate prospectus. The Fund's prospectus and statement of additional information is available at www.prudential.com/eprospectus or by calling 800-944-8786. You should read the Fund prospectuses before you decide to allocate assets to the Variable Investment Options. We will also provide you with the prospectus for each Fund in which you invest. The Variable Investment Options that you select are your choice – we do not provide investment advice, nor do we recommend any particular Variable Investment Option. There is no assurance that the investment objectives of the Funds will be met. Please refer to the tables below to see which Variable Investment Options you may choose.
In the future, it may become disadvantageous for separate accounts of variable life insurance and variable annuity contracts to invest in the same Funds. Neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage. The Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Fund; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
The terms “Fund” and “portfolio” are largely used interchangeably. Some of the Funds use the term “Fund” and others use the term “portfolio” in their respective prospectuses.
A Fund may have a similar name, investment objective, or investment policy resembling those of a mutual fund managed by the same investment adviser or subadviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of the publicly available mutual fund.
The tables below reflect the Funds in which the Account invests, their investment objectives, and each Fund’s investment subadvisers. For Funds with multiple subadvisers, each subadviser manages a portion of the assets for that Fund. The AST Balanced Asset Allocation Portfolio and the AST Preservation Asset Allocation Portfolio each invests primarily in shares of other Funds, which are managed by the subadvisers of those Funds.
Although the PSF Government Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that Variable Investment Option. For example, when prevailing short-term interest rates are very low, the yield on the PSF Government Money Market Portfolio may be so low that, when Fund and Contract charges are deducted, you experience a negative return.

Affiliated Funds
Fund	Investment Objective Summary	Subadviser
ADVANCED SERIES TRUST
AST Advanced Strategies Portfolio
Seeks a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

Brown Advisory LLC; Loomis, Sayles & Company, L.P.; LSV Asset Management; Pacific Investment Management Company, LLC; PGIM Fixed Income; PGIM Investments LLC; QMA LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC

AST AllianzGI World Trends Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC

Affiliated Funds
Fund	Investment Objective Summary	Subadviser
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC; QMA LLC
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc.; BlackRock International Limited
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; Loomis, Sayles & Company, L.P.
AST Fidelity Institutional AM® Quantitative Portfolio	Seeks long-term capital growth balanced by current income.	FIAM LLC
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis and Wiley Capital Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC; LSV Asset Management
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Strategic Opportunities Portfolio	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Massachusetts Financial Services Company; Victory Capital Management Inc.
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC; QMA LLC
AST Prudential Growth Allocation Portfolio	Seeks total return.	PGIM Fixed Income.; QMA LLC
AST T. Rowe Price Asset Allocation Portfolio	Seeks a high level of total return by investing primarily in a diversified portfolio of equity and fixed-income securities.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.

Affiliated Funds
Fund	Investment Objective Summary	Subadviser
AST Wellington Management Hedged Equity Portfolio
Seeks to outperform a mix of 50% Russell 3000 Index, 20% MSCI Europe, Australasia and the Far East (EAFE) Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in the Portfolio's subadviser's equity investment strategies.
Wellington Management Company LLP
THE PRUDENTIAL SERIES FUND
PSF Conservative Balanced Portfolio - Class I	Seeks total investment return consistent with a conservatively managed diversified portfolio.	PGIM Fixed Income; PGIM Limited; QMA LLC
PSF Diversified Bond Portfolio - Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	PGIM Fixed Income; PGIM Limited
PSF Equity Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Flexible Managed Portfolio - Class I	Seeks total return consistent with an aggressively managed diversified portfolio.	PGIM Fixed Income; PGIM Limited; QMA LLC
PSF Global Portfolio - Class I	Seeks long-term growth of capital.	Brown Advisory, LLC; LSV Asset Management; QMA LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
PSF Government Money Market Portfolio - Class I	Seeks maximum current income consistent with the stability of capital and the maintenance of liquidity.	PGIM Fixed Income
PSF High Yield Bond Portfolio - Class I	Seeks high total return.	PGIM Fixed Income; PGIM Limited
PSF Jennison Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Jennison 20/20 Focus Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF SP Prudential U.S. Emerging Growth Portfolio - Class I	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
PSF SP Small-Cap Value Portfolio - Class I	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
PSF Stock Index Portfolio - Class I	Seeks investment results that generally correspond to the performance of publicly-traded common stocks.	QMA LLC
PSF Value Portfolio - Class I	Seeks capital appreciation.	Jennison Associates LLC

Unaffiliated Funds
Fund	Investment Objective Summary	Investment Adviser/Subadviser
AMERICAN FUNDS INSURANCE SERIES®
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth Fund - Class 2	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth-Income Fund- Class 2	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds Insurance Series® International Fund - Class 2	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM

Unaffiliated Funds
Fund	Investment Objective Summary	Investment Adviser/Subadviser
BNY MELLON
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	Seeks long-term capital appreciation.	BNY Mellon Corporation/Newton Investment Management Limited
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Index 500 Portfolio - Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Management & Research Company LLC and Geode Capital Management, LLC (Geode)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
[1]Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
MFS® VARIABLE INSURANCE TRUST
MFS® Utilities Series - Initial Class	Seeks total return.	Massachusetts Financial Services Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Sustainable Equity Portfolio - Class S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
TOPS - THE OPTIMIZED PORTFOLIO SYSTEM®
TOPS® Aggressive Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Balanced ETF Portfolio - Class 2	Seeks income and capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Conservative ETF Portfolio - Class 2	Seeks to preserve capital and provide moderate income and moderate capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Balanced ETF Portfolio - Class 2	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
1 Effective August 20, 2018, the Fund was closed to new and additional investment.
Service Fees Payable to Pruco Life
We and our affiliates receive substantial payments from the Funds and/or related entities, such as the Funds’ advisers and subadvisers. Because these fees and payments are made to us and our affiliates, allocations you make to the Funds benefit us financially.
We receive Rule 12b-1 fees which compensate us and our affiliate, Pruco Securities, LLC ("Pruco Securities"), for distribution and administrative services. These fees are paid by the Funds out of each Fund’s assets and are therefore borne by Contract Owners. We also receive administrative services payments, some of which are paid by the Funds and some of which are paid by the advisers of the Funds or their affiliates and are referred to as “revenue sharing” payments. As of May 1, 2020 , the maximum combined 12b-1 fees and administrative services payments we receive with respect to a Fund are equal to an annual rate of 0.55% of the average assets allocated to the Fund under the Contract. We expect to make a profit on these fees and payments and consider them when selecting the Funds available under the Contract.
In addition, an adviser or subadviser of a Fund or a distributor of the Contract may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker-dealer firms’ registered representatives, and creating marketing material discussing the Contract, available options, and Funds. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation.
In addition to the payments that we receive from Funds and/or their affiliates, those same Funds and/or their affiliates may make payments to us and/or other insurers within the Prudential Companies related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
AST Funds
This Contract offers Variable Investment Options that invest in Funds offered through AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers assets between the Variable Investment Options for those variable annuity contracts and an AST bond fund (the AST bond fund is not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond fund can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:

(a)
a Fund’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Fund’s investment strategy;

(b)
the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)
a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Fund to another Fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Funds listed above, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Voting Rights
We are the legal owner of the shares of the Funds associated with the Variable Investment Options. However, we vote the shares according to voting instructions we receive from Contract Owners. We will mail you a proxy, which is a form you need to complete and return to us, to inform us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We vote shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that Fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the Fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of Contract Owners who actually vote will determine the ultimate outcome. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the Fund that require a vote of shareholders. We may change the way your voting instructions are calculated if it is required by federal or state regulation. We reserve the right to change the voting procedures described above if applicable federal securities laws or SEC rules change in the future.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Contract Owner voting instructions, we will advise Contract Owners of our action and the reasons for such action in the next available annual or semi-annual report.
Substitution of Variable Investment Options
We may substitute one or more of the available Variable Investment Options. We may terminate the availability of any Variable Investment Option at any time. If we do so, you will no longer be permitted to allocate additional investments to the option, either by premium payment or transfer. We would not do this without any necessary SEC and/or state approval. You will be given specific notice in advance of any substitution we intend to make.
The Fixed Rate Option
You may choose to allocate, initially or by transfer, all or part of your Contract Fund to the Fixed Rate Option. Amounts in the Fixed Rate Option are part of our general account. The general account consists of all assets owned by us other than those in the Account and in other separate accounts that have been or may be established by us. Subject to applicable law, we have sole discretion over the investment of the general account assets, and Contract Owners do not share in the investment experience of those assets. Instead, we guarantee that the part of the Contract Fund allocated to the Fixed Rate Option will accrue interest daily at an effective annual rate that we declare periodically, but not less than an effective annual rate of 1%. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so. The fulfillment of our guarantee under this benefit is dependent on our claims paying ability and financial strength.
Transfers out of the Fixed Rate Option are subject to strict limits. See Transfers/Restrictions on Transfers. The payment of any Cash Surrender Value attributable to the Fixed Rate Option may be delayed up to six months. See When Proceeds Are Paid.

Because of exemptive and exclusionary provisions, interests in the Fixed Rate Option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940.
CHARGES AND EXPENSES
There are Contract charges and Fund expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below. Most charges, although not all, are made by reducing the Contract Fund. Unless you direct otherwise, monthly charges are generally deducted proportionately from the dollar amounts held in each of the investment options. See Allocated Charges.
When describing the Contract's charges, in several instances we use the terms "maximum charge" and "current charge." The "maximum charge", in each instance, is the highest charge that we may make under the Contract. The "current charge", in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge. We will supplement this prospectus to reflect any increase in a current Contract charge, up to the maximum Contract charge, before the change is implemented.
Current charges deducted from premium payments and the Contract Fund may change from time to time, subject to maximum charges. Any changes to any of these current charges will be in consideration of one or more factors such as mortality, expenses, taxes, interest, investment experience, Contract funding, Net Amount at Risk, profit and/or persistency, which is the length of time Contracts like this one and other contracts stay in effect. Premium-based administrative charges will be set at one rate for all Contracts like this one. Changes in other charges will be by class. We will not recoup prior losses or distribute prior gains by means of these changes.
The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract. We may reduce stated fees under particular contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.
Sales Charge on Premium
We charge a 2.68% sales charge on premiums received in all Contract Years. This charge, often called a “sales load”, is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature.

Premium-Based Administrative Charge
We may charge up to 3.75% of premiums received for a premium-based administrative charge, which includes any federal, state or local income, premium, excise, or business tax or any other type of charge (or component thereof) measured by or based upon the amount of premium we receive. This charge is made up of two parts, which currently equal a total of 3.75% of the premiums received.
The first part is a charge for state and local premium taxes. The current amount for this first part is 2.5% of the premium and is our estimate of the average burden of state taxes generally. The rate applies uniformly to all Contract Owners without regard to location of residence. Actual tax rates vary from jurisdiction to jurisdiction and generally range from 0% to 5% (but may exceed 5% in some instances). We may collect more for this charge than we actually pay for state and local premium taxes.
The second part is a charge for federal income taxes measured by premiums. The current amount for this second part is 1.25% of the premium. We believe that this charge is a reasonable estimate of an increase in our federal income taxes resulting from an Internal Revenue Code provision which requires us to capitalize and amortize a percentage of premiums received each year. Beginning in 2018, the required amortization period is 15 years. This charge is intended to recover this increased tax. See Company Taxes.
Surrender Charge
We assess a surrender charge if during the first 14 Contract Years the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change). These surrender charges compensate us for costs associated with the Contracts, such as: processing applications, conducting examinations, determining insurability and each insured’s rating class, and establishing records. While the amount of the surrender charge decreases over time, it may be a substantial portion of, or even equal to, your Contract Fund. We do not deduct a surrender charge from the Death Benefit if both insureds die during this period.
We deduct the maximum surrender charge that applies to your Contract in the early durations. The maximum initial surrender charge we deduct ranges from $3.83 to $17.04 per $1,000 of Basic Insurance Amount. For example, the maximum initial surrender charge for a Contract with insureds that are male age 59 and female age 57, both preferred best underwriting class, is $8.39 per $1,000 of Basic Insurance Amount. Your actual charge will vary by the insureds’ age, sex, and underwriting classification, and Contract duration. A schedule showing maximum surrender charges for a full surrender occurring each year that a surrender charge may be payable is found in the data pages of your Contract. The charge decreases to zero by the end of the 14th year.
The chart below provides an example of the surrender charge applied to a Contract with i nsureds who are male age 59 and female age 57 at Contract issuance , and both preferred best underwriting class. You may obtain more information about the particular surrender charge that applies to you by contacting your Pruco Life representative.

Sample Surrender Charges
Surrender occurring during Contract Year:	Amount per $1,000 of Basic Insurance Amount:
1	$8.39
2	$8.13
3	$7.87
4	$7.61
5	$7.35
6	$7.10
7	$7.10
8	$7.10
9	$7.10
10	$7.10
11	$5.68
12	$4.26
13	$2.84
14	$1.42
15+	$0.00
If, during the first 14 Contract Years, the Basic Insurance Amount is decreased (including as a result of a withdrawal or a change in type of Death Benefit) we may deduct a percentage of the surrender charge. The percentage will be the amount by which the new Basic Insurance Amount is less than the threshold amount, divided by the threshold amount. The threshold amount is the lowest Basic Insurance Amount since the Contract was issued. After this transaction, a corresponding new surrender charge schedule will be determined to reflect that portion of surrender charges deducted in the past.
Cost of Insurance
We deduct a monthly cost of insurance ("COI") charge from the Contract Fund. The purpose of this charge is to compensate us for the cost of providing insurance coverage. Upon the second death of the two insureds, the amount payable to the beneficiary (assuming there is no Contract Debt) is larger than the Contract Fund - significantly larger if both insureds die in the early years of a Contract. The COI charges collected from all Contract Owners enables us to pay this larger Death Benefit.
The COI charge (current or maximum) is determined by taking the Net Amount at Risk, divided by 1,000, and multiplying by the applicable COI rate. The COI rates vary by Contract duration, as well as the issue age, sex, and underwriting classification of each insured. The rates generally increase over time but are never more than the maximum charges listed in the Contract's data pages. The maximum COI rates are based upon the 2017 Commissioner's Standard Ordinary (“CSO”) Mortality Tables. Our current COI charges range from $0.00001 to $83.34 per $1,000 of Net Amount at Risk.
COI rates are applied to the Net Amount at Risk to determine the COI charge. Generally, a higher Contract Fund value in relation to the Death Benefit will result in a lower Net Amount at Risk and lower COI charge. A lower Contract Fund value in relation to the Death Benefit will result in a higher Net Amount at Risk and a higher COI charge. For Contracts with a Type A Death Benefit, the Net Amount at Risk generally changes as the Contract Fund changes. For Contracts with a Type B Death Benefit, the Net Amount at Risk generally does not change as the Contract Fund changes. For Contracts with a Type C Death Benefit, the Net

Amount at Risk generally changes as the Contract Fund changes and as premium payments are made. See Types of Death Benefit.
The following table provides hypothetical examples of the Net Amount at Risk’s role in determining COI charges. The examples assume a $1,000,000 Basic Insurance Amount, the Death Benefit meets the definition of life insurance test, and a current monthly COI rate of $1.00 per $1,000 of Net Amount at Risk.

Example Net Amount at Risk Scenarios
Death Benefit Type	Death Benefit amount	Contract Fund value	Net Amount at Risk	Month’s COI charge
Type A	$1,000,000	$125,000	$875,000	$875.00
Type A	$1,000,000	$175,000	$825,000	$825.00
Type B	$1,125,000	$125,000	$1,000,000	$1,000.00
Type B	$1,175,000	$175,000	$1,000,000	$1,000.00
Type C*	$1,075,000	$125,000	$950,000	$950.00
Type C**	$1,100,000	$175,000	$925,000	$925.00
*assumes $75,000 in total premiums paid less withdrawals. **assumes $100,000 in total premiums paid less withdrawals.
Because the Net Amount at Risk is based on your Death Benefit and your Contract Fund, it may be impacted by such factors as investment performance, charges, fees, and premium payments. Paying less premiums, paying premiums late, experiencing poor investment performance, and/or earning less interest may reduce Contract Fund value and increase the Net Amount at Risk, and may also cause the Contract to lapse earlier unless additional premiums are paid. Similarly, paying more premiums, paying premiums earlier, experiencing better market performance, and/or earning more interest may increase Contract Fund value and, in some cases, lower the Net Amount at Risk on which COI charges are based.
Administrative Charge for Basic Insurance Amount
In addition to the COI charge, each month we deduct from the Contract Fund an administrative charge for the Basic Insurance Amount. This charge is made up of two parts and is intended to compensate us for things like processing claims, keeping records, and communicating with Contract Owners.

(1)	The first part of the charge is a flat monthly fee. Currently, the fee is $7.50 per month.

(2)
The second part of the charge is an amount per $1,000 of the Basic Insurance Amount. The amount varies by each insured’s issue age, sex, and underwriting classification, as well as by Basic Insurance Amount. Generally, the rate per $1,000 of Basic Insurance Amount is higher for older issue ages and for higher-risk underwriting classifications. Currently, we deduct this part of the charge during the first seven Contract Years.

The following table provides examples of the administrative charge per $1,000 of Basic Insurance Amount. The examples assume a $1,000,000 Basic Insurance Amount.

Sample Administrative Charges: (per $1,000 rates)
Issue age of both insureds	Male and Female Nonsmoker	Male and Female Smoker
35	$0.10	$0.10
45	$0.16	$0.16
55	$0.30	$0.32
65	$0.53	$0.55

The highest charge per $1,000 is $5.07 and applies to Contracts with both insureds age 85 at issue and when both are smokers with substandard class D or higher underwriting classification. The lowest charge per thousand is $0.04 and applies to nonsmoking classes at younger ages. The amount of the maximum charge that applies to your particular Contract is shown on the Contract’s data pages under the heading “Adjustments to the Contract Fund.”
Mortality and Expense Risk Charge
Each day we deduct a charge from the assets of the Variable Investment Options in an amount equivalent to an effective annual rate of up to 0.50%. Currently, we charge 0.25%. This charge is intended to compensate us for assuming mortality and expense risks under the Contract. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated when mortality charges were determined. The expense risk we assume is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges. This charge is not assessed against amounts allocated to the Fixed Rate Option.
Additional Mortality Charge for Certain Risks
We may assess an additional charge on a permanent or temporary basis for unique or specific mortality risks that exceed our standard underwriting guidelines. This additional monthly charge or "flat extra" is charged as a dollar amount per $1,000 of Basic Insurance Amount.
Generally, a permanent flat extra rating is assessed for non-medical risks such as aviation. A temporary flat extra charge is used in scenarios where mortality risk is higher in the earlier Contract Years and reduces in later years, such as may be the case for certain occupational and avocational risks and for some insureds with cancer histories. The actual dollar amounts are initially determined through the research completed for the activity or impairment during the underwriting process. The flat extra charge per $1,000 will vary based on individual circumstances of each insured, including issue age, type of risk, and the frequency of exposure to the risk.
Transaction Charges

(a)	We may charge a transfer fee of up to $25 for each transfer exceeding 12 in any Contract Year. Currently, we do not charge a transaction fee for transfers. See Transfers/Limitations on Transfers.

(b)
We may charge a withdrawal fee of up to $25 in connection with each withdrawal. Currently, we do not charge a transaction fee for withdrawals. Surrender charge may apply. See Surrender Charge and Withdrawals.

(c)
We may charge a Basic Insurance Amount decrease fee of up to $25 for any decrease in Basic Insurance Amount. Currently, we do not charge a transaction fee for a decrease in the Basic Insurance Amount. Surrender charge may apply. See Surrender Charge and Decreases in Basic Insurance Amount.

Charges for Rider Coverage
You may add one or more riders to the Contract. The following riders are charged for separately.
Enhanced Cash Value Rider – We deduct a one-time charge for this rider, which provides an Additional Amount upon full surrender of the Contract for its surrender value. The charge is deducted from the Contract Fund on the date the initial premium is applied. The charge (current and maximum) is $0.75 per $1,000 of Basic Insurance Amount.
Estate Protection Rider – We deduct a monthly charge for this rider, which provides for an additional Death Benefit amount if both insureds die within four years of the Contract Date. The current charge ranges from $0.02 to $19.94 per $1,000 of the Estate Protection Rider amount and is based on the issues ages, sex, and underwriting classification of the insureds, as well as Contract duration. The charge is deducted for the first four Contract Years.
Overloan Protection Rider – We deduct a fee of 3.5% of your Contract Fund amount if you exercise this rider, which may guarantee protection against lapse due to Contract Debt.
Net Interest on Loans
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on the earlier of each Contract Anniversary or when the loan is paid back. The net interest on loans reflects the net difference between the interest rates charged and credited. A standard loan has an effective annual interest rate of 2%. A preferred loan has an effective annual interest rate of 1.05%. All loans have an effective annual interest credit equal to 1%. See Loans.
Fund Expenses
As described in each Fund's prospectus, fees are deducted from and expenses are paid out of the assets in the Fund. Fund prospectuses are available at www.prudential.com/eprospectus or by calling 800-944-8786. If a change in a Fund's expenses increases the maximum Total Annual Fund Operating Expenses, as presented under SUMMARY OF CHARGES AND EXPENSES, we will supplement this prospectus upon notification of this change from the Fund.
Allocated Charges
You may select up to two investment options from which we deduct your Contract's monthly charges. Monthly charges include the: (1) COI charge, (2) administrative charge for Basic Insurance Amount, (3) applicable rider charges, and (4) any additional mortality charge for extra risk classification. Allocations must be designated in whole percentages and total 100%. For example, 33% can be selected but 33⅓% cannot.
If there are insufficient funds in one or both of your selected investment options to cover the monthly charges, the selected investment option(s) will be reduced to zero. Any remaining charge will generally be deducted from your other investment choices proportionately to the dollar amount in each.
Charges After Age 121
Beginning on the first Contract Anniversary on or after the younger insured’s 121st birthday, we will no longer accept premiums or deduct monthly charges from the Contract Fund. You may continue the Contract until both insureds have died, or until you surrender the Contract for its Cash Surrender Value. You may continue to make transfers, loans, loan repayments, and withdrawals, subject to the limitations on these transactions described elsewhere in this prospectus. We will continue to make daily deductions for mortality and expense risk charges, and the Funds will continue to charge operating expenses, if you have amounts in the Variable Investment Options. Any Contract loan will remain outstanding and continue to accrue interest until it is repaid. The Contract can only lapse if Contract Debt grows to be equal to or more than the cash value.

PERSONS HAVING RIGHTS UNDER THE CONTRACT
Contract Owner
Generally, the Contract Owners are the insureds, jointly. There are circumstances when the Contract Owner is not one or both of the insureds. There may also be more than one other Contract Owner. If the Contract Owner is not the insureds or there is more than one other Contract Owner, they will be named in an endorsement to the Contract. This ownership arrangement will remain in effect unless you ask us to change it.
You may change the ownership of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. Any rights created by your request will not apply to any payments we have made or actions we have taken before the request was received in Good Order at our Service Office or the chosen effective date of the request.
While at least one insured is living, the Contract Owner is entitled to any Contract benefit and value. Only the Contract Owner is entitled to exercise any right and privilege granted by the Contract or granted by us. For example, the Contract Owner is entitled to surrender the Contract, access Contract values through loans or withdrawals, assign the Contract, and to name or change the beneficiary. If the Contract is jointly owned, the exercise of any right or privilege under this Contract must be made by all Contract Owners.
Beneficiary
The beneficiary is entitled to receive any benefit payable upon the death of the second of two insureds. You may designate or change a beneficiary by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. However, if we make any payment(s) before we receive the request in Good Order at our Service Office, or the chosen effective date of the request, we will not have to make the payment(s) again. When we are made aware of an assignment, we will recognize the assignee’s rights before any claim payments are made to the beneficiary. When a beneficiary is designated, any relationship shown is to the insureds, unless otherwise stated.
OTHER GENERAL CONTRACT PROVISIONS
Canceling the Contract ("Fre e L ook")
Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law). You will receive the greater of (1) the Contract Fund (which includes any investment results) plus the amount of any charges that have been deducted or (2) all premium payments made (including premium payments made more than 10 days after you receive the Contract, but within any longer free-look period of time required by state law), less any applicable federal and state income tax withholding.
A Contract returned during the free-look period shall be deemed void from the beginning, and not considered a surrender or withdrawal. The free-look period will be stated on the first page of your Contract.
Assignment
You may request an assignment of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you.
This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without our consent. We assume no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at our Service Office. Any rights created by your request will not apply to any payments we have made or actions we have taken before the assignment was received in Good Order and recorded at our Service Office or the chosen effective date of your request.
Incontestability
We will not contest the Contract after it has been in force during the lifetime of one or both insureds for two years from the Contract Date, the reinstatement date, or the effective date of any change made to the Contract that requires our approval and would increase our liability. Ninety days prior to the end of the second Contract Year and at the end of each two-year contestable period following a reinstatement, we will mail you a notice requesting that you tell us if either insured has died. Failure to tell us of the death of an insured will not avoid a contest, if we have a basis for one, even if premium payments continue to be made. Any action of contest shall commence promptly on notice of death.
Misstatement of Age or Sex
If an insured’s stated age or sex or both are incorrect in the Contract, we will adjust the Death Benefit payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insureds’ correct age and sex. Adjustments to the Death Benefit for misstatements of age or sex are not restricted to the incontestability provision described above.
Simultaneous Death
If both insureds die while the Contract is in force and we find there is lack of sufficient evidence that they died other than simultaneously, we will assume that the older insured died first.
Suicide Exclusion
If the second-to-die insured, whether sane or insane, dies by suicide within two years from the issue date, this Contract will end without any Death Benefit paid, and we will return the premiums paid less any Contract Debt and less any withdrawals.
If the second-to-die insured, whether sane or insane, dies by suicide within two years from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.

LIMITED NO-LAPSE GUARANTEE
Your Contract includes a Limited No-Lapse Guarantee.  This limited guarantee against lapse is available the first 10 Contract Years and the guarantee provides that the Contract will not lapse as a result of unfavorable investment performance, even if your Cash Surrender Value drops to zero, provided you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value (described below).  Withdrawals may void the Limited No-Lapse Guarantee.  Outstanding Contract loans will void the Limited No-Lapse Guarantee.
How We Determine If You Have a Limited No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments (the premiums you paid less any withdrawals you took) on the Contract Date and on each Monthly Date of the first 10 Contract Years. For reinstated Contracts that had previously lapsed with Contract Debt, we also subtract the full amount of Contract Debt in effect at the time of default when calculating the Accumulated Net Payments. (For example, assume a Contract that lapsed with $1,000 in Contract Debt at time of default.  If that Contract were reinstated and the total amount of premiums paid into the Contract since its original issue date was $3,000, and there were no withdrawals and no new outstanding loans since reinstatement, the Accumulated Net Payments would total $2,000 ($3,000 in premiums paid less $1,000 in prior Contract Debt).)
We also calculate Limited No-Lapse Guarantee Values, which are the minimum values required for the Limited No-Lapse Guarantee to be in effect. These are values used solely to determine if a Limited No-Lapse Guarantee is in effect and vary by Basic Insurance Amount, optional benefits selected, and the issue age, sex, and underwriting classification of each insured. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.

On each Monthly Date, we will compare your Accumulated Net Payments to the Limited No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the Limited No-Lapse Guarantee Value, and there is no Contract Debt, then the Contract is kept in force, regardless of the amount in the Contract Fund.
The following table provides sample Limited No-Lapse Guarantee Values. The example assumes: (1) the insureds are male age 59 and female age 57, preferred best underwriting class, w ith no extra risk charges; (2) a $1,000,000 Basic Insurance Amount and Type A Death Benefit option; (3) no extra benefit riders have been added to the Contract; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing.

Contract Anniversary	Limited No-Lapse Guarantee Value	Contract Anniversary	Limited No-Lapse Guarantee Value
1st	$4,748.38	6th	$28,490.28
2nd	$9,496.76	7th	$33,238.66
3rd	$14,245.14	8th	$37,987.04
4th	$18,993.52	9th	$42,735.42
5th	$23,741.90	10th	$47,483.80
Your Pruco Life representative can supply sample illustrations of various Limited No-Lapse Guarantee Premium amount and frequency combinations that correspond to the Limited No-Lapse Guarantee Values. See the Rider to Provide Lapse Protection for No-Lapse Guarantee information after the first ten years.
RIDERS
Contract Owners may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits will be described in what is known as a "rider" to the Contract. All riders are only available at Contract issuance. The available riders include the following (as described more fully below):

•	Enhanced Cash Value Rider, which provides an Additional Amount upon full surrender of the Contract for its surrender value.

•	Estate Protection Rider, which provides for an additional Death Benefit amount if the insureds die within four years of the Contract Date.

•	Guaranteed Contract Split Option Rider, which allows for the Contract to be exchanged for two separate contracts under certain circumstances.

•	Overloan Protection Rider, which if exercised guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated Cash Surrender Value of your Contract.
Additionally, each Contract is issued with an attached Rider to Provide Lapse Protection that is not optional. There is no charge for the Rider to Provide Lapse Protection.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses, or if you choose to keep the Contract in force under the Overloan Protection Rider. Certain restrictions may apply as set forth below. Some riders or features described in this prospectus may be subject to state variations or may not be available in all states. See Appendix A, which is part of your prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. A Pruco Life representative can explain all of these extra benefits further. We will provide samples of the provisions upon receiving a written request.
Rider To Provide Lapse Protection
Your Contract is issued with an attached Rider To Provide Lapse Protection. Under the Rider To Provide Lapse Protection, beginning in the 11th Contract Year, we agree to keep your Contract in force and guarantee that your Contract will not lapse, as long as the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt.
On the Contract Date and on each Monthly Date thereafter, we will calculate your No-Lapse Guarantee Value, which is equivalent to your No-Lapse Contract Fund. Your No-Lapse Contract Fund is the accumulated value of the no-lapse net premium amounts, plus no-lapse interest, and minus the monthly no-lapse charges. Additionally, the No-Lapse Contract Fund is adjusted for any withdrawals and loans. Beginning in the 11th Contract Year, if the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt, your Contract will remain in force until the next Monthly Date, even if you experience poor investment results and your Cash Surrender Value falls to zero or less.
For example assume a Contract where (*parenthetical example values generally pertain to Contracts applied for prior to October 14, 2019):

1.	the insureds are male age 59 and female age 57 at Contract issuance , preferred best underwriting classification;

2.	a $1,000,000 Basic Insurance Amount, no riders, and a Type A Death Benefit;

3.	an annual premium of $9,705 (*$14,637) is paid on or before the start of each Contract Year (this illustrated premium amount will provide lapse protection for the life of the insureds);

4.	an average Contract Fund net rate of return (all years) of 0%; and

5.	no loans or withdrawals.
In this hypothetical scenario the Cash Surrender Value will be insufficient to cover the monthly charges in the middle of Contract Year 38 (*41). At that time, however, the No-Lapse Contract Fund will be $238,030 (*$946,329). Since the No-Lapse Contract Fund is greater than $0, and there is no Contract Debt, the Contract is protected from lapsing. And, assuming that the Contract Owner continues to pay the $9,705 (*$14,637) on each Contract Anniversary, and no loans or withdrawals are taken, the Contract will be protected from lapsing for the life of the insureds.
Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that will keep your Contract in force under the Rider To Provide Lapse Protection.
Under the Rider To Provide Lapse Protection, premiums are applied to your No-Lapse Contract Fund as of the date they are received. For any premium we receive in the 60-day period preceding a Contract Anniversary on which the sale charges decrease, we will subtract a no-lapse sales charge no greater than the amount we would subtract if that premium were received on the Contract Anniversary.
Your No-Lapse Guarantee Value is calculated solely to determine whether your Contract is in force or in default. These are not cash values that you realize by surrendering the Contract, nor are they payable as Death Benefits, and they do not change your Contract values. The process to calculate your No-Lapse Guarantee Value is similar to the process that determines your actual contract values, however, the No-Lapse Guarantee Value will not be impacted by any investment loss or gain of the Contract Fund.
Like the Contract's actual monthly charges, the no-lapse monthly charges applied to the No-Lapse Contract Fund vary based on Basic Insurance Amount, optional benefits selected, and the issue age, sex, and underwriting classification of each insured. The no-lapse monthly charges are used only to determine whether your Contract is in default and does not affect your actual Contract values or charges. The monthly no-lapse charges that are specific to your Contract will appear in the section titled Lapse Protection Rider Data in your Contract.
If the Cash Surrender Value is zero or less and 1) the No-Lapse Guarantee Value equals zero or less, or 2) the No-Lapse Guarantee Value is greater than zero and you have Contract Debt, your Contract will be in default. If you take withdrawals and loans from your Contract, you increase the risk that your Contract will go into default. See LAPSE AND REINSTATEMENT.
If you elected the Guideline Premium Test for the definition of life insurance test, you may not be able to pay enough to get the guarantee for the duration you desire without violating the definition of life insurance. This is not true when choosing the Cash Value Accumulation Test for the definition of life insurance. See PREMIUMS and Tax Treatment of Contract Benefits.
Enhanced Cash Value Rider
The Enhanced Cash Value Rider is an optional benefit providing an Additional Amount upon full surrender of the Contract for its surrender value, but is not payable when the Contract is surrendered in connection with a 1035 exchange. The Additional

Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount factor. The factor varies by the issues ages of the insureds and Contract duration. The charge applicable to this rider is deducted at the time of the Contract’s first monthly deduction.
The Additional Amount is never included as part of the Contract Fund value. The rider cannot be removed after the Contract is issued. Both insureds must be age 70 or younger and the Basic Insurance Amount must be $250,000 or greater for a Contract to be issued with the Enhanced Cash Value Rider.
Estate Protection Rider
The Estate Protection Rider is an optional benefit that provides up to an additional 100% of the Contract’s Death Benefit if both insureds die before the fourth Contract Anniversary. The Estate Protection Rider coverage amount is selected at issue and may not exceed the Basic Insurance Amount of the Contract. Charges applicable to this rider will be deducted from the Contract Fund on each Monthly Date for the first four Contract Years.
Guaranteed Contract Split Option Rider
The Guaranteed Contract Split Option Rider provides for the ability to exchange the survivorship Contract for up to two separate contracts, one each on the life of each insured, at their respective Attained Age, without requiring evidence of insurability. The right to exchange is available for a 180 day period beginning 180 days after a continuously effective final decree of divorce. The right to exchange is also available within 180 days of a change in the tax law that removes the unlimited marital deduction. This rider is automatically and only included with Contracts when the insureds are married, are both age 74 or younger, and are each in an underwriting classification no higher than the highest classification allowable on single-life plans. There is no charge for this rider. Exercising this rider may have tax implications. The exchange of this Contract for one or more contracts covering only the life of one insured while both insureds are alive does not qualify as an income tax free exchange of contracts.
Any type of single-life contract we regularly issue at the time the rider is exercised is available, except for term contracts. The new single-life contract must have a Basic Insurance Amount of at least $25,000 and no more than 50% of the Basic Insurance Amount of this Contract. When you exercise the rider and replace this Contract with one or two new contracts, we will waive any surrender charges on this Contract. Also, we will waive any applicable new contract sales charges on any amount of initial premium you apply to a new contract from this Contract’s Cash Surrender Value. The sales charges we will waive are the premium-based sales charges that are the same or substantially the same in description and purpose as this Contract's Sales Charge. Sales charges on additional amounts paid as initial premium or on premiums paid after the initial premium will continue to apply. Any surrender charges applicable to a new contract will also continue to apply.
Overloan Protection Rider
The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated cash value of your Contract. This optional rider is only available when Guideline Premium is selected as the definition of life insurance test. There is no charge for adding the Overloan Protection Rider to your Contract, however, a one-time fee will apply when this rider is exercised.
The following eligibility requirements must be met to exercise the rider:

(a)	We must receive a written request in Good Order to exercise the rider benefits;

(b)	The Contract must be in force for the later of 15 years and the Contract Anniversary after the younger insured’s 75th birthday;

(c)	Contract Debt must exceed the Basic Insurance Amount;

(d)	Contract Debt must be a minimum of 95% of the cash value;

(e)	The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and

(f)	Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit. We deduct a transaction fee of 3.5% of your Contract Fund amount if you exercise this rider.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals will no longer be permitted. The charges and benefits of other riders available under your Contract will be discontinued.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.

Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills, and electronic fund transfer of premium payments will be cancelled.
If you have a Type B (variable) or Type C (return of premium) Death Benefit, we will change it to a Type A (fixed) Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in force under the Overloan Protection Rider. The Basic Insurance Amount will be set equal to the Death Benefit at the time the rider is exercised. From that point onward, the Death Benefit will be the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The Attained Age factors are shown in your Contract. See Types Of Death Benefit and Tax Treatment of Contract Benefits.
Please note that the Internal Revenue Service ("IRS") may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection Rider benefit. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax adviser as to the tax risks associated with exercising the Overloan Protection Rider.
REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Generally, the Contract may be issued on insureds age 18 through 85. Currently, the minimum Basic Insurance Amount for a Contract issued for insureds ages 18 through 80 is $200,000. For Contracts issued with the Enhanced Cash Value Rider, and for Contracts where the older insured is age 81 or older, the minimum Basic Insurance Amount is $250,000.
We require evidence of insurability, which may include a medical examination, before issuing any Contract. Preferred best nonsmokers are offered more favorable cost of insurance rates than smokers. We charge a higher cost of insurance rate and/or an extra amount if an additional mortality risk is involved. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule. These are the current underwriting requirements. We reserve the right to change them on a non‑discriminatory basis.
Contract Date
There is no insurance under this Contract until the minimum initial premium is paid. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed. Under certain circumstances, we may allow the Contract to be backdated up to six months prior to the application date for the purpose of lowering one or both of the insureds’ issue ages. This may be advantageous for some Contract Owners as a lower issue age may result in lower current charges.
PREMIUMS
The Contract offers flexibility in paying premiums. We reserve the right to refuse to accept any payment that would require us to increase the Death Benefit (under Section 7702 of the Internal Revenue Code) by more than the payment increases the Contract Fund. Furthermore, there are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract under section 7702A of the Internal Revenue Code, which could be significantly disadvantageous. If you make a payment that would cause the Contract to be characterized as a Modified Endowment Contract, we will send you a letter to advise you of your options. Generally, you have 60 days from when we received your payment to remove the excess premiums and any accrued interest. If you choose not to remove the excess premium and accrued interest, your Contract will become permanently characterized as a Modified Endowment Contract. We will not accept a premium payment that exceeds the Guideline Premium limit if your Contract uses the Guideline Premium definition of life insurance. See Tax Treatment of Contract Benefits.

Minimum Initial Premium
The minimum initial premium is due on or before the Contract Date. It is the premium needed to start the Contract. The minimum initial premium is equal to 8.6% of the Limited No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits. We may require an additional premium if deductions from the premium payments and any Contract Fund charges due on or before the payment date exceed the minimum initial premium. There is no insurance under the Contract unless the minimum initial premium is paid. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts.
Generally, the net amount of the minimum initial premium will be placed in the Contract Fund as of the Contract Date. If we do not receive your initial premium on or before the Contract Date, we apply the initial premium to your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. See Allocation of Premiums. In no case will the premium be applied with an effective date that precedes the date of this offering.
Available Types of Premium
After the minimum initial premium is paid, no other specific premiums are required and you have a certain amount of flexibility with respect to the amount and timing for future premium payments. Two suggested patterns of premiums are described below. Understanding them may help you understand how the Contract works.

•
The Single Premium No-Lapse Premium is a premium that, if paid on the Contract Date, will keep the Contract in force during the lifetime of the insureds, regardless of investment performance and assuming no loans or withdrawals.

•
The Lifetime Modal No-Lapse Premiums are premiums that, if paid on the Contract Date and each modal date up to the younger insured’s Attained Age 121, will keep the Contract in force during the lifetime of the insureds, regardless of investment performance and assuming no loans or withdrawals.

You should note that either one or both of the premiums defined above may not be payable as desired if you elect the Guideline Premium Test for the definition of life insurance test. In that case, you may not be able to pay enough premium to obtain a guarantee for the duration you desire, without violating the definition of life insurance. If a premium payment would otherwise cause the definition of life insurance test to be violated, we will return the portion of the premium in excess of the allowable amount. This will not occur if you choose the Cash Value Accumulation Test as the definition of life insurance. If the Contract subsequently enters default, we will tell you the amount you need to pay to keep the Contract in force, and when you will need to pay that amount. It’s important to know that these additional payment amounts could be substantial. See Tax Treatment of Contract Benefits.
We can bill you for the amount you select annually, semi-annually, or quarterly. Because the Contract is a flexible premium Contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount, however, paying premiums in a different manner than described in a Contract illustration may shorten the duration of your lapse protection provided by the Limited No-Lapse Guarantee or Rider to Provide Lapse Protection. When you do make a premium payment, the minimum amount that we will accept is $25.
You may also pay premiums automatically through pre-authorized monthly electronic fund transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the premium amount. We will then draft the same amount from your account on the same date each month. When you apply for the Contract, you and your Pruco Life representative should discuss how frequently you would like to be billed (if at all) and for what amount.
Allocation of Premiums
On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the sales charge and the prem ium-bas ed administrative charge from the initial premium. During the 10-day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the designated money market investment option available with your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the money market investment option. After the 10th day these funds, adjusted for any investment results, will be transferred out of the money market investment option and allocated according to your current premium allocation. The transfer from the money market investment option on the 10th day following receipt of the Contract will not be counted as one of your 12 free transfers per Contract Year or the 20 transfers per calendar year described under Transfers/Restrictions on Transfers. If the first premium is received before the Contract Date, there will be a period during which the Contract Owner's initial premium will not be invested.
The sales charge and the pr emium-base d administrative charge will also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions. With respect to any initial premium payment received before the Contract Date and any premium payment that is not in Good Order, we may temporarily hold the premium in a suspense account and we may earn interest on such amount. You will not be credited interest on those amounts during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.
Provided the Contract is neither in default nor in force under the provisions of the Overloan Protection Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office. Allocation changes may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax or website. See Assignment. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33⅓% cannot. The total allocation to all selected investment options must equal 100%.
Valuation of Variable Investment Options
Amounts allocated to a Variable Investment Option are converted to a number of units. The number of units added to each Variable Investment Option is determined by dividing the amount allocated to each Variable Investment Option by the dollar value of one unit for such Variable Investment Option.
Amounts taken from each Variable Investment Option decrease the number of units in each Variable Investment Option. The number of units subtracted from each Variable Investment Option is determined by dividing the amount taken from the Variable Investment Option by the dollar value of one unit for such Variable Investment Option.
The unit value for each Variable Investment Option will vary to reflect the investment experience of the applicable Fund and will be determined on each valuation day by multiplying the unit value of the particular Variable Investment Option on the preceding valuation day by a net investment factor for that Variable Investment Option for the valuation period then ended. The valuation day is any date on which the New York Stock Exchange ("NYSE") is open for trading and the Fund is valued. The valuation period is the period of time from the close of the immediately preceding valuation day to the close of the current valuation day.
The net investment factor for each of the Variable Investment Options is equal to:

(a)
the net asset value per share at the end of the valuation period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the valuation period then ended); divided by

(b)	the net asset value per share determined as of the end of the immediately preceding valuation period; minus

(c)	the daily portion of the mortality and expense risk charge assessed during the valuation period as shown in the section titled Mortality and Expense Risk Charge.
The net investment factor may be greater or less than one. Therefore, the value of a unit may increase or decrease.
If the NYSE is closed (except for holidays or weekends) or trading is restricted due to an existing emergency as defined by the SEC so that we cannot value the Variable Investment Options, we may postpone all transactions which require valuation of the Variable Investment Option until valuation is possible.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Transfers/Restrictions on Transfers
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Currently, we will allow you to make additional transfers. For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office. Transfers may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax, or website. See Assignment.
After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they are sent to us by U.S. regular mail, bear an original signature in ink, and are received in Good Order at a Service Office. After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax, or website will be rejected, even in the event that it is inadvertently processed.
Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.
There is no transaction charge for the first 12 transfers per Contract Year among investment options. We may charge a transaction fee of up to $25 for each transfer made in excess of 12 in any Contract Year. Currently, we do not charge a fee for transfers.
Currently, certain transfers effected systematically under a dollar cost averaging or an automatic rebalancing program do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year. In the future, we may count such transfers towards the limit.
Transfers out of the money market investment option will not be made until 10 days after you receive the Contract. Such transfers and any transfers due to any fund closures or mergers will not be considered towards the 12 transfers per Contract Year or the 20 transfers per calendar year.
Transfers among Variable Investment Options will take effect as of the end of the Valuation Period in which a transfer request is received in Good Order at a Service Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one Variable Investment Option to another, or may be in terms of a percentage reallocation among Variable Investment Options. In the latter case, as with premium reallocations, the percentages must be in whole numbers.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. We cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.
Only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract you may transfer out of the Fixed Rate Option and into the Variable Investment Options each year is the greater of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable).
If you exercise the Overloan Protection Rider, we will then transfer any amounts you have in the Variable Investment Options to the Fixed Rate Option. The transfer is not counted as one of the 12 transfers we allow per Contract Year and there is no charge. Transfers out of the Fixed Rate Option and into the Variable Investment Options will not be permitted while your Contract is kept in force under the Overloan Protection Rider.
The Contract was not designed for professional market timing organizations, or other organizations or individuals, using programmed, large, or frequent transfers. Large or frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing”, can make it very difficult for Fund advisers/sub-advisers to manage the Fund. Large or frequent transfers may cause the Fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance to the disadvantage of other Contract Owners. If we (in our own discretion) believe that a pattern of transfers or a specific transfer request, or group of transfer requests, may have a detrimental effect on the performance of the Funds, or we are informed by a Fund (e.g., by the Fund’s adviser/sub-advisers) that the purchase or redemption of shares in the Fund must be restricted because the Fund believes the transfer activity to which such purchase or redemption relates would have a detrimental effect on the performance of the affected Fund, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner. We will immediately notify you at the time of a transfer request if we exercise this right.
Any restrictions on transfers will be applied in a uniform manner to all persons who own Contracts like this one, and will not be waived. However, due to the discretion involved in any decision to exercise our right to restrict transfers, it is possible that some Contract Owners may be able to effect transactions that could affect Fund performance to the disadvantage of other Contract Owners.
In addition, owners of variable life insurance or variable annuity contracts that do not impose the transfer restrictions described above, might make more numerous and frequent transfers than Contract Owners who are subject to such limitations. Contract owners who are not subject to the same transfer restrictions may have the same Funds available to them, and unfavorable consequences associated with such frequent trading within the Funds (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all Contract Owners.
The Funds have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund. In addition, you should be aware that some Funds may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds may assess a short-term trading fee in connection with a transfer out of any available Variable Investment Option if the transfer occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each Fund determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Fund and is not retained by us. The fee will be deducted from your Contract value to the extent allowed by law. At present, no Fund has adopted a short-term trading fee.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
Dollar Cost Averaging
As an administrative practice, we are currently offering a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA money market investment option into other Variable Investment Options available under the Contract (excluding the Fixed Rate Option). If DCA allocates money to a Variable Investment Option at a time when the Fund no longer accepts additional investments, automatic transfers to that Variable Investment Option will be directed to the PSF Government Money Market Portfolio. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the Monthly Date after 10 days following your receipt of the Contract.
Each automatic transfer will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate provided the NYSE is open on that date. If the NYSE is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for DCA, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, a transfer that occurs under the DCA feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
DCA will not be available on Contracts kept in force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.
Auto-Rebalancing
As an administrative practice, we are currently offering a feature called Auto‑Rebalancing. This feature allows you to automatically rebalance Variable Investment Option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of Variable Investment Options X and Y is split 40% and 60%, respectively, and investment results cause that split to change. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-rebalancing is not available until the Monthly Date after 10 days following your receipt of the Contract.
Auto-rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate, provided the NYSE is open on that date. If the NYSE is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period immediately following that date. The Fixed Rate Option cannot participate in this administrative procedure. If auto-rebalancing involves allocating to a Fund that became closed to additional investments, the auto-rebalancing feature will be turned off. Currently, a transfer that occurs under the auto-rebalancing feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
Auto-rebalancing will not be available on Contracts kept in force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.
DEATH BENEFITS
Types of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount at Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death

Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender

Value for a Contract with a Type A Death Benefit because a Type B Death Benefit has a greater cost of insurance charge due to a greater Net Amount at Risk. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost of Insurance, PREMIUMS ,and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus twice the Basic Insurance Amount or (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the deaths of both insureds. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount at Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable surrender charge. See Withdrawals.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Changing the Type of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. We may deduct a transaction charge of up to $25 for any change in the Basic Insurance Amount, although we do not currently do so. A Death Benefit type change that reduces the Basic Insurance Amount may result in the assessment of surrender charges. See CHARGES AND EXPENSES.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance

Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the changes with each change of Death Benefit type described above. The chart assumes a $50,000 Contract Fund and a $300,000 Death Benefit. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit*
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
* assuming there is no Contract Debt
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits.
Decreases in Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.

The following conditions must be met:

(a)	The amount of the decrease in the Basic Insurance Amount must be at least $10,000;

(b)	The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;

(c)	The Contract must not be in default;

(d)	The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;

(e)	If we ask you to do so, you must send us the Contract to be endorsed; and

(f)	Your Contract must not be in force under the provisions of the Overloan Protection Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the re-calculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.

Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check.
In addition to the available settlement options, currently, in certain circumstances, the beneficiary may choose the payment of death claim proceeds by way of the Alliance Account settlement option (the "Alliance Account"). If the Alliance Account is selected, Prudential will provide a kit to the beneficiary, which includes: (1) an account confirmation describing the death claim proceeds, the current interest rate, and the terms of the Alliance Account; and (2) a guide that explains how the Alliance Account works. Amounts in an Alliance Account earn interest at a rate set by Prudential. This rate is not guaranteed and can change. The beneficiary may withdraw amounts in an Alliance Account at any time. Alliance Account balances are not insured by the Federal Deposit Insurance Corporation. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death of the second-to-die insured.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
CONTRACT VALUES
The total amount invested in the Contract Fund at any time consists of:

(a)	the Variable Investment Options,

(b)	the Fixed Rate Option, and

(c)	any Contract loan.
How a Contract's Cash Surrender Value Will Vary
The Contract's Cash Surrender Value on any date will be the Contract Fund less any applicable surrender charges and less any Contract Debt plus any Additional Amount upon surrender. The Contract Fund value changes daily, reflecting:

(1)	increases or decreases in the value of the Fund(s);

(2)	interest credited on any amounts allocated to the Fixed Rate Option;

(3)	interest credited on any loan; and

(4)	the daily asset charge for mortality and expense risks assessed against the Variable Investment Options.
The Contract Fund value also changes to reflect the receipt of premium payments after any charges are deducted, the monthly deductions described under CHARGES AND EXPENSES, and any withdrawals. See Withdrawals.
Upon request, we will tell you the Cash Surrender Value of your Contract. It is possible for the Cash Surrender Value of a Contract to decline to zero because of unfavorable investment performance in the Contract Fund, outstanding Contract Debt, and/or any applicable surrender charge.
Loans
You may borrow an amount up to the current loan value of your Contract less any existing Contract Debt using the Contract as the only security for the loan. The loan value at any time is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default. The cash value is equal to the Contract Fund less any surrender charge. A Contract in default has no loan value. There is no minimum loan amount.
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on each Contract Anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, we will increase the loan amount by any unpaid interest. We charge interest at an effective annual rate of 2% for standard loans.
On and after the 10th Contract Anniversary, all new and existing loans will be considered preferred loans. Preferred loans are charged interest at an effective annual rate of 1.05%.
When a loan is made, an amount equal to the loan proceeds is transferred out of the Variable Investment Options and/or the Fixed Rate Option, as applicable. Unless you ask us to take the loan amount from specific Variable Investment Options and we agree, the reduction will be made in the same proportions as the value in each Variable Investment Option and the Fixed Rate Option bears to the total value of the Contract. While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund. It will be credited with interest at an effective annual rate of 1%. Generally on each Monthly Date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly Date.
The Contract Debt is the amount of all outstanding loans plus any interest accrued, but not yet due. If, on any Monthly Date, the

Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charges, the Contract will go into default. If the Contract goes into default, we will mail you a notice stating the amount needed to keep the Contract in force. That amount will equal a premium which we estimate will keep the Contract in force for three months from the date of default. We grant a 61-day grace period from the date we mail the notice to pay the amount. If you send us a payment during the grace period and we receive it after a Monthly Date has occurred, we will credit interest to the Contract Fund from the date your Contract went into default to the date we received your payment, and then return to crediting interest on subsequent Monthly Dates. If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the IRS. See LAPSE AND REINSTATEMENT and Tax Treatment of Contract Benefits.
If your Contract includes the Overloan Protection Rider and you meet the requirements to exercise the rider, you may have protection against lapse due to excess Contract Debt. See Overloan Protection Rider. Having Contract Debt will prevent any no-lapse guarantee from protecting the Contract from lapse. See LIMITED NO-LAPSE GUARANTEE and Rider to Provide Lapse Protection.
Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the IRS may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract’s crediting rate. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract’s loan provisions, but cannot guarantee that such efforts would be successful.
Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits.
Any Contract Debt will directly reduce a Contract's Cash Surrender Value and will be subtracted from the Death Benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future Death Benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.
Loan repayments are applied to reduce the total outstanding Contract Debt, which is equal to the principal plus accrued interest. Interest accrues daily on the total outstanding Contract Debt, and making a loan repayment will reduce the amount of interest accruing.
Loan repayments will be applied towards the loan according to when they are received. Loan interest is due on your Contract Anniversary. If we receive your loan repayment within 21 days prior to your Contract Anniversary, we will apply the repayment towards interest due. Any loan repayment amount exceeding the interest due is applied towards the existing principal amount.
If we receive your loan repayment at any time outside of 21 days prior to your Contract Anniversary, we will apply the repayment towards the principal amount. For any repayment exceeding the principal amount, we will apply the remainder of the loan repayment towards the interest due.
When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay plus interest credits accrued on the loan since the last transaction date. Any loan repayment amounts will also be reflected in your No-Lapse Guarantee Value. We will apply the loan repayment to the investment allocation used for future premium payments as of the loan repayment date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.
Withdrawals
You may withdraw a portion of the Contract's Cash Surrender Value without surrendering the Contract, subject to the following restrictions.

(1)	We must receive a request for the withdrawal in Good Order at our Service Office.

(2)
Your Contract’s Cash Surrender Value after the withdrawal may not be less than or equal to zero after deducting (a) any charges associated with the withdrawal and (b) an amount that we estimate will be sufficient to cover two months of Contract Fund deductions.

(3)	The withdrawal amount must be at least $500.

(4)	The Basic Insurance Amount after withdrawals must be at least equal to the minimum Basic Insurance Amount shown in the Contract.

(5)	Your Contract must not be in force under the provisions of the Overloan Protection Rider.
We may charge a transaction fee of up to $25 for each withdrawal.   Currently, we do not charge a fee for a withdrawal. A withdrawal may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the Cash Surrender Value may have tax consequences. See Tax Treatment of Contract Benefits.
Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. The withdrawal may also decrease the Basic Insurance Amount, which may result in the deduction of a surrender charge. See Surrender Charge. Withdrawals from a Contract with a Type B or Type C Death Benefit will not change the Basic Insurance Amount. However, under most circumstances, withdrawals from a Contract with a Type A Death Benefit require a reduction in the Basic Insurance Amount. It is possible a withdrawal from a Contract with a Type A Death Benefit will not decrease the Basic Insurance Amount if the Contract Fund has grown to the point where the base Contract’s Death Benefit has been increased as required by the Internal Revenue Code's definition of life insurance test. See Tax Treatment of Contract Benefits.
The following table provides a hypothetical example of a withdrawal from a Contract with a Type A Death Benefit. The example assumes the withdrawal occurred in the 5th Contract Year, no Contract Debt, the Death Benefit was not increased to satisfy the definition of life insurance test, and no change to the Basic Insurance Amount has previously occurred.

Example of a Type A Death Benefit Withdrawal
Net amount of withdrawal:		$10,000
Withdrawal Surrender Charge (1% reduction):		$68
Gross amount of withdrawal:		$10,068
Contract values (current)	Before	After
Basic Insurance Amount:	$1,000,000	$990,000
Death Benefit amount:	$1,000,000	$990,000
Contract Fund value:	$100,000	$89,932
Contract Surrender Charge:	$6,800	$6,732
No withdrawal will be permitted under a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages. It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your Pruco Life representative. See Tax Treatment of Contract Benefits.
Currently, we will provide an authorization form if your withdrawal request causes a decrease in Basic Insurance Amount that results in your Contract being classified as a Modified Endowment Contract. The authorization form will confirm that you are aware of your Contract becoming a Modified Endowment Contract if the transaction is completed. We will complete the transaction and send a confirmation notice after we receive the completed authorization form in Good Order at a Service Office.
When a withdrawal is made, the Contract Fund is reduced by the withdrawal amount and any charges associated with the withdrawal. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise. Withdrawal of any portion of the Cash Surrender Value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in force under the Limited No-Lapse Guarantee or Rider to Provide Lapse Protection. See LIMITED NO-LAPSE GUARANTEE and Rider to Provide Lapse Protection.
Surrender of a Contract
You may surrender your Contract at any time for its Cash Surrender Value (referred to as Net Cash Value in the Contract) while at least one of the insureds is living. To surrender your Contract, we may require you to deliver or mail the following items in Good Order to a Service Office: (a) the Contract, (b) a signed request for surrender, (c) any tax withholding information required under federal or state law, and (d) the authorization of any assignee or irrevocable beneficiary. The Cash Surrender Value will be determined as of the end of the Valuation Period in which a surrender request is received in Good Order at a Service Office. Surrender of a Contract may have tax consequences and a Surrender Charge may apply. See Tax Treatment of Contract Benefits and Surrender Charge.
Additional requirements exist if you are exchanging your Contract for a new one at another insurance company. Specifically, we require a properly signed assignment to change ownership of your Contract to the new insurer and a request for surrender, signed by an authorized officer of the new insurer. The new insurer should submit these documents directly to us by sending them in Good Order to our Service Office. Generally, we will pay your Contract’s Cash Surrender Value to the new insurer within seven days after all the documents required for such a payment are received in Good Order at our Service Office.
If you surrender the Contract while it is in force, you may be eligible to receive an Additional Amount upon full surrender of the Contract for its Cash Surrender Value. The Additional Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount factor.
To be eligible for the Additional Amount, the following conditions must be met:

(a)	You must have purchased the Enhanced Cash Value Rider (referred to as the "Rider For Payment Of an Additional Amount Upon Surrender" in the Contract);

(b)	The Contract must not be in default;

(c)	You must ask for the surrender in a written, signed request in Good Order; and

(d)	The surrender must not be the subject of an exchange pursuant to Section 1035 of the United States Internal Revenue Code).
When Proceeds Are Paid
Generally, we will pay any Cash Surrender Value, loan proceeds, or withdrawal within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The amount will be determined as of the end of the Valuation Period in which the necessary documents are received in Good Order at the office designated to receive that request.
We may delay payment of proceeds from the Variable Investment Option(s) if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of the Cash Surrender Value attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).
LAPSE AND REINSTATEMENT
We will determine the value of the Contract Fund on each Monthly Date. If the Contract Fund, less any applicable surrender charges and less any Contract Debt, is zero or less, the Contract is in default, unless it remains in force under the Limited No-Lapse Guarantee (first ten Contract years) or the Rider to Provide Lapse Protection (years eleven and after). See LIMITED NO-LAPSE GUARANTEE and Rider to Provide Lapse Protection. Should this happen, we will send you a notice of default setting forth the payment which we estimate will keep the Contract in force for three months from the date of default. A 61-day grace period will begin from the date the notice of default is mailed. Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value. To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits.
A Contract that lapses may be reinstated within five years from the date of default, if the following conditions are met:

(a)	We receive a written request for reinstatement in Good Order at our Service Office;

(b)	Both insureds are living, or one insured is alive and the Contract ended without value after the death of the other insured;

(c)	Renewed evidence of insurability is provided on any insured who was living when the Contract went into default; and

(d)	Submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for three months from the date of reinstatement.
The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with an amount equal to the surrender charge applicable as of the date of reinstatement. If your Contract is reinstated after lapse, the Rider to Provide Lapse Protection will also be reinstated. We reserve the right to change the requirements to reinstate a lapsed Contract.
TAXES
Tax Treatment of Contract Benefits
This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income tax impact will be in all circumstances. It is based on current tax law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax adviser for complete information and advice.
Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract’s investments. For further information on the diversification requirements, see Taxation in the statements of additional information for the Funds.
In order to meet the definition of life insurance rules for federal income tax purposes, the Contract must satisfy one of the two following tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. At issue, the Contract Owner chooses which of these two tests will apply to their Contract. This choice cannot be changed thereafter.
Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of Death Benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's Death Benefit may increase as the Contract Fund value increases. The Death Benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable Attained Age factor. Attained Age factors vary based on the younger insured’s Attained Age. For example, under the Cash Value Accumulation test, the Attained Age factors for an insured age 57 range from 3.69 in the first year to 1.00 at age 121 and older.
Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test. This ratio, however, is less than the required ratio under the Cash Value Accumulation Test. Therefore, the Death Benefit required under this test is generally lower than that of the Cash Value Accumulation Test. The Attained Age factors are based on the Attained Age of the younger insured. For example, under the Guideline Premium test, the Attained Age factors for an insured age 57 range from 1.42 in the first year to 1.00 at age 95 and older.
The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the younger insured’s age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract. In addition, the Guideline Premium Test is required for the definition of life insurance if you choose to have the Overloan Protection Rider. See Overloan Protection Rider. You should consult your own tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.

We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

•	you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract, or if the Contract lapses or is surrendered, and

•	the Contract's Death Benefit will generally be income tax free to your beneficiary. However, your Death Benefit may be subject to estate taxes, and

•	we may refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund.
Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract Owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.
The Contract may not qualify as life insurance under federal tax law after the younger insured has attained age 100 and may be subject to adverse tax consequences. A tax adviser should be consulted before you choose to continue the Contract after the younger insured reaches age 100.
Pre-Death Distributions. The tax treatment of any distribution you receive before the deaths of both insureds depends on whether or not the Contract is classified as a Modified Endowment Contract.
Contracts Not Classified as Modified Endowment Contracts
•    If you surrender the Contract or allow it to lapse, you will be taxed on the amount you received in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Contract Debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the IRS. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.
•    Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract Years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.
•    Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.
•    Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax unless the Contract is surrendered or lapsed. However, you should know that the IRS may take the position that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract’s crediting rate. Were the IRS to take this position, we would take reasonable steps to avoid this result, including modifying the Contract’s loan provisions.
Modified Endowment Contracts
•    The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). We will notify you if a premium or a change in Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract, and advise you of your options. You should first consult a tax adviser and your Pruco Life representative if you are contemplating any of these steps.
•    If the Contract is classified as a Modified Endowment Contract, then lifetime withdrawals or loans you receive under the Contract (before the deaths of both insureds) are generally included in income to the extent that the Contract Fund (before surrender charge) exceeds the premiums paid for the Contract. Please note that the premium paid amount is increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received (other than the amount of any loans excludible from income). An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.
•    Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.
•    All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.
Investor Control. Treasury Department regulations do not provide specific guidance concerning the extent to which you may direct your investment in the particular Variable Investment Options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract Owners and will be made with such notice to affected Contract Owners as is feasible under the circumstances.
Income Tax Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to tax withholding. You are not permitted to elect out of tax withholding if you do not provide a social security number or other taxpayer identification number , or payment is made outside the United States . You may be subject to penalties under the estimated tax payment rules if your tax withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract Debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or both insureds die. In addition, beginning on January 1, 2019, if you transfer your Contract to a foreign person, we are required to provide an information return regarding the transfer to you and the IRS.
Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract Owners generally cannot deduct premium payments. Business Contract Owners generally cannot take tax deductions for interest on Contract Debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on Contract loans on Contracts for up to 20 key persons. The interest deduction for Contract Debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person.
For business-owned life insurance coverage issued after August 17, 2006, Death Benefits will generally be taxable as ordinary income to the extent it exceeds cost basis. Life insurance Death Benefits will continue to be generally income tax free if, prior to Contract issuance, the employer provided a prescribed notice to the proposed insured/employee, obtained the employee's consent to the life insurance, and one of the following requirements is met: (a) the insured was an employee at any time during the 12-month period prior to his or her death; (b) the insured was a director or highly compensated employee or individual (as defined in the Internal Revenue Code) at the time the Contract was issued; or (c) the Death Benefits are paid to the insured's heirs or his or her designated beneficiaries (other than the employer), either directly as a Death Benefit or received from the purchase of an equity (or capital or profits) interest in the applicable Contract Owner. Annual reporting and record keeping requirements will apply to employers maintaining such business-owned life insurance.
Sales of Issued Life Insurance Policies to Third Parties.  Beginning on January 1, 2019, if you sell your Contract to a third party with whom the insured does not have a substantial family, financial or business relationship (as defined in the Internal Revenue Code and accompanying Treasury Regulations), then the sale may be considered to be a reportable policy sale.
The purchaser of your Contract in a reportable policy sale is required to submit a Form 1099-LS to us, the IRS and the seller. Once received, we are required to report your cash surrender value and cost basis information with respect to the Contract as of the date of the sale to the IRS and the seller. In addition, if a sale is a reportable policy sale, then all or part of the death benefit will be subject to income tax and will be reported by us to the reportable death payment recipient and the IRS when paid.
Company Taxes
Under current law, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, we may impose a corresponding charge against the Account.
We will pay company income taxes on the taxable corporate earnings created by this Contract from investments in the Separate

Account assets. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Contract, other than the 1.25% charge for federal income taxes measured by premiums. See Prem ium-Base d Administrative Charge. We will periodically review the issue of charging for these taxes, and we may charge for these taxes in the future. We reserve the right to impose a charge for federal income taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to Contract Owners with investments in Separate Account assets because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Contract.
DISTRIBUTION AND COMPENSATION
Pruco Securities, an indirect wholly-owned subsidiary of Prudential Financial, Inc., acts as the principal underwriter of the Contract. Pruco Securities, organized on September 22, 2003, under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities’ principal business address is 751 Broad Street, Newark, New Jersey 07102. Pruco Securities serves as principal underwriter of the individual variable insurance Contracts issued by us. The Contract is sold by registered representatives of Pruco Securities who are also our appointed insurance agents under state insurance law. The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so. Pruco Securities received gross distribution revenue for its variable life insurance products of $281,884,778 in 2019, $187,214,104 in 2018, and $120,592,554 in 2017. Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $2,809,798 in 2019, $2,211,393 in 2018, and $2,855,401 in 2017. Pruco Securities offers the Contract on a continuous basis.
Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Exchange Act and/or entities that are exempt from such registration (“firms”) according to one or more schedules. The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. Compensation is based on a premium value referred to as the Commissionable Target Premium. The Commissionable Target Premium will vary based on the issue age, sex, and underwriting classification of each insured.
Broker-dealers will receive compensation of up to 122% of premiums received in the first 24 months following the Contract Date on total premiums received since issue up to the first year’s Commissionable Target Premium, and up to 4.2% on premiums received in excess of the first year's Commissionable Target Premium. Broker-dealers will receive compensation up to 6% of the Commissionable Target Premium received in Contract Years two through four and up to 4% of the Commissionable Target Premium received in years five through 10. Moreover, broker-dealers will receive compensation up to 3% on premiums received in years two through four and up to 2.5% on premiums received in years five through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.
Pruco Securities registered representatives who sell the Contract are also our life insurance agents, and may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.
In addition, in an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and/or administrative services, and/or other services they provide to us or our affiliates. To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.
A list of the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2019) that received payment or accrued a payment amount with respect to variable product business during 2019 may be found in the Statement of Additional Information.  The least amount paid or accrued and the greatest amount paid or accrued during 2019 were $0.38 and $41,809,941.64, respectively.
While compensation is generally taken into account as an expense in considering the charges applicable to a variable life insurance product, any such compensation will be paid by us, and will not result in any additional charge to you or to the Account. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
In addition, we or our affiliates may provide compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.

LEGAL PROCEEDINGS
Pruco Life is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industry in which we operate. Pruco Life may be subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Pruco Life may also be subject to litigation arising out of its general business activities, such as its investments, contracts, leases, and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which regulators have determined to focus.
Pruco Life’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Pruco Life’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Pruco Life’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Account, the ability of Pruco Securities to perform its contract with the Account, or Pruco Life's ability to meet its obligations under the Contracts.
FINANCIAL STATEMENTS
Our audited consolidated financial statements are shown in the statement of additional information and should be considered only as bearing upon our ability to meet its obligations under the

Contract. The Account’s audited financial statements are also available in the statement of additional information to this prospectus.
ADDITIONAL INFORMATION
We have filed a registration statement with the SEC under the Securities Act of 1933 relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549, or by telephoning (202) 551-8090, upon payment of a prescribed fee.
To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each Contract Owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 877-248-4019.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life delivers this prospectus to Contract Owners that reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
You may contact us for further information at the address and telephone number inside the front cover of this prospectus. For service or questions about your Contract, please contact our Service Office at the phone number on the back cover, or at P.O. Box 7390, Philadelphia, Pennsylvania 19176.
Cyber Security Risks
We provide more information about cyber security risks associated with this Contract in the statement of additional information.
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS
Additional Amount – An amount equal to the Contract’s surrender charge multiplied by an Additional Amount Factor, which may be payable if you surrender the Contract while it is in force and the conditions described in Surrender of a Contract are met.
Attained Age – An insured's age on the Contract Date plus the number of years since then.
Basic Insurance Amount – The total amount of life insurance as shown in the Contract. Does not include any riders that may be attached to the Contract.
Cash Surrender Value – The amount payable to the Contract Owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract Debt and minus any applicable surrender charge plus any Additional Amount upon surrender. Referred to in the Contract as “Net Cash Value.”

Contract – The variable universal life insurance Contract described in this prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund –The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract are the insureds jointly, or the survivor of them. If the Contract is owned jointly, the exercise of rights under the Contract must be made by both jointly.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.
Death Benefit – If the Contract is not in default, this is the amount we will pay upon the death of the second-to-die insured person, assuming no Contract Debt.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%. Also referred to in the Contract as the “fixed investment option.”
Fund – Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "portfolio."
Good Order – An instruction utilizing such forms, signatures, and dating as we require, which is sufficiently clear and complete and for which we do not need to exercise any discretion to follow such instructions.
Limited No-Lapse Guarantee Premium – Premium that, if paid at the beginning of each Contract Year, will keep the Contract in force during the first 10 Contract Years, regardless of investment performance and assuming no loans or withdrawals.
Monthly Date – The Contract Date and the same date in each subsequent month.
Net Amount at Risk – The amount by which the Contract’s Death Benefit exceeds the Contract Fund. For example, if the Contract's Death Benefit is $500,000 and the Contract Fund is $100,000, the Net Amount at Risk is $400,000.
Payment Office – The office at which we process premium payments, loan payments, and payments to bring your Contract out of default. Your correspondence will be picked up at the address on your bill to which you are directed to send these payments and then delivered to our Payment Office.  For items required to be sent to our Payment Office, your correspondence is not considered received by us until it is received at our Payment Office. Where this Prospectus refers to the day when we receive a premium payment, loan payment or a payment to bring your Contract out of default, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Payment Office. There are two main exceptions: if the item is received at our Payment Office (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Pruco Life Insurance Company – Pruco Life, us, we, our. The company offering the Contract.
Separate Account – Amounts under the Contract that are allocated to the Funds held by us in a Separate Account called the Pruco Life Variable Universal Account (the "Account" or the "Registrant"). The Account is set apart from all of our general assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life conducts.
Service Office – The office at which we process allocation change requests, withdrawal requests, surrender requests, transfer requests, ownership change requests and assignment requests. Correspondence with our Service Office should be sent to P.O. Box 7390, Philadelphia, Pennsylvania 19176.  Your correspondence will be picked up at this address and then delivered to our Service Office.  For requests required to be sent to our Service Office, your request is not considered received by us until it is received at our

Service Office. Where this Prospectus refers to the day when we receive a request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Service Office or via the appropriate telephone number, fax number, or website if the item is a type we accept by those means. There are two main exceptions: if the request is received (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Valuation Period – The period of time from one determination of the value of the amount invested in a Variable Investment Option to the next. Such determinations are made when the net asset values of the Variable Investment Options are calculated, which would be as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).
Variable Investment Options – The investment options of the Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.

Appendix A: State Availability or Variations of Certain Features and Riders

State(s)	Feature or Rider	Availability or Variation
CA	Allocation of Premiums Transfers/Restrictions on Transfers
The sections Allocation of Premiums and Transfers/Restrictions on Transfers are modified to include the following:
If one or both insureds are age 60 or older at issue, unless you ask us otherwise, we will allocate all net premiums into the money market investment option until 30 days after you receive this Contract. At the end of that day (unless you ask us otherwise) we will re-allocate the amount in the money market investment option in accordance with your current premium allocation instructions.

CA	Canceling the Contract (“Free-Look”)
The section Canceling the Contract is modified to include the following:
If one or both insureds are age 60 or older at issue, you may return the Contract for a refund within 30 days after you receive it. Your refund amount will depend on whether or not you directed us to allocate your invested premium outside of the money market investment option during this period.
If you did not direct us to allocate net premiums outside of the money market investment option, you will receive a refund of all premium payments made and any charges deducted or fees paid, less any applicable federal and/or state income tax withholding.
If you did direct us to allocate net premiums outside of the money market investment option, you will receive a refund of the Contract Fund (which includes any investment results) plus the amount of any charges that have been deducted or fees paid, less any applicable federal and/or state income tax withholding.

CA DC DE FL GU SD	Suicide Exclusion
The section Suicide Exclusion is deleted and replaced with the following:
If either insured dies by suicide, while sane or insane, within two years from the issue date, the Contract will end without any Death Benefit paid and we will return the premiums paid, less any Contract Debt, and less any withdrawals.

If either insured, whether sane or insane, dies by suicide within two years from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.

If there is a surviving insured, we will make a new contract available on the life of that insured. The issue age, Contract Date, and the insured’s underwriting classification will be the same as they are in this Contract. The amount of coverage will be the lesser of (1) the Contract’s Basic Insurance Amount, and (2) the maximum amount we allow on the Contract Date for single life contracts. The new contract will not take effect unless all premiums due since the Contract Date are paid within 31 days after we notify you of the availability of the new contract.

MT	Unisex Rates	Unisex rates apply. Any reference to sex throughout the prospectus is not applicable.
ND	Suicide Exclusion
The section Suicide Exclusion is deleted and replaced with the following:
If either insured dies by suicide, while sane or insane, within one year from the issue date, the Contract will end without any Death Benefit paid and we will return the premiums paid, less any Contract Debt, and less any withdrawals.

If either insured, whether sane or insane, dies by suicide within one year from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.

If there is a surviving insured, we will make a new contract available on the life of that insured. The issue age, Contract Date, and the insured’s underwriting classification will be the same as they are in this Contract. The amount of coverage will be the lesser of (1) the Contract’s Basic Insurance Amount, and (2) the maximum amount we allow on the Contract Date for single life contracts. The new contract will not take effect unless all premiums due since the Contract Date are paid within 31 days after we notify you of the availability of the new contract.

i

To learn more about PruLife® SVUL Protector®
____________________________________________________________________________________________________________

The statement of additional information ("SAI") is legally a part of this prospectus, both of which are filed with the SEC under the Securities Act of 1933, Registration No. 333-215544. The SAI contains additional information about the Pruco Life Variable Universal Account. All of these filings can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 551-8090. The SEC also maintains a website (http://www.sec.gov) that contains the PruLife® SVUL Protector® SAI, material incorporated by reference, and other information about us. Copies of these materials can also be obtained, upon payment of duplicating fees, from the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549.
You can call us at 800-944-8786 to ask us questions, request information about the Contract, and obtain copies of the SAI and personalized illustrations, without charge, or other documents. You can also view the SAI located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us at:
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

Investment Company Act of 1940: Registration No. 811-05826

PART B:

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

The date of this statement of additional information and of the related prospectus is May 1, 2020 .

Pruco Life Variable Universal Account (the "Account")
Pruco Life Insurance Company

PruLife® SVUL Protector®

SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS

This statement of additional information is not a prospectus. Please review the PruLife® SVUL Protector® prospectus (the “prospectus”), which contains information concerning the Contracts described above. You may obtain a copy of the prospectus without charge by calling us at 800-944-8786. You can also view the statement of additional information located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us.

The defined terms used in this statement of additional information are as defined in the prospectus.

Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY
Description of Pruco Life Insurance Company
Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company founded on December 23, 1971, under the laws of the state of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.
Control of Pruco Life Insurance Company
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company founded on October 13, 1875, under the laws of the state of New Jersey. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”), a New Jersey insurance holding company for financial services businesses offering wide range of insurance, investment management, and other financial products and services. The principal executive office of each of Prudential and Prudential Financial is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.
Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) is a wholly-owned subsidiary of Pruco Life. Pruco Life and Pruco Life of New Jersey’s principal executive office is 213 Washington Street, Newark, New Jersey 07102.
As Pruco Life’s ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the Contract.
State Regulation
Pruco Life is subject to regulation and supervision by the Department of Insurance of the state of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.
Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.
In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions, a separate statement with respect to the operations of all of its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.
Records
We maintain all records and accounts relating to the Account at our principal executive office. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.
Services and Third Party Administration Agreements
P ruco Life and Prudential have entered into a Service Agreement pursuant to which Prudential furnishes to Pruco Life various services, including preparation, maintenance, and filing of accounts, books, records, and other documents required under federal or state law, and various other accounting, administrative, and legal services, which are customarily performed by the officers and employees of Prudential.  Pruco Life reimburses Prudential for its costs in providing such services.  Under this Agreement, Pruco Life has reimbursed Prudential $168,014,543 in 2019, $149,138,200 in 2018, $147,398,553 in 2017, $134,323,229 in 2016, and $115,795,950 in 2015, of which the life business accounted for $48,407,131, $45,679,723, $43,943,282, $40,178,302, and $35,996,482, respectively.
Prudential furnishes Pruco Life the same administrative support services that it provides in the operation of its own business with regard to the payment of death claim proceeds by way of Prudential’s Alliance Account. As soon as the Pruco Life death claim is processed, the beneficiaries are furnished with an information kit that describes the settlement option and a check book on which they may write checks.
Our individual life reinsurance treaties covering PruLife® SVUL Protector® Contracts provide for the reinsurance of a portion of the related mortality risk on a yearly renewable term basis.  Pruco Life or its affiliates retain any such mortality risk that is not ceded under these treaties.
TransCentra, Inc. ("TransCentra") is a billing and payment services provider for Prudential, Pruco Life, and Pruco Life of New Jersey. TransCentra received $1,150,422 in 2019, $1,292,465 in 2018, and $1,394,460 in 2017 from Prudential for services rendered. TransCentra's principal business address is 4855 Peachtree Industrial Blvd, STE 245, Norcross, GA 30092.
Cyber Security
With the increasing use of technology and computer systems in general and, in particular, the internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

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Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact us and our Contract Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to us. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, we cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
INITIAL PREMIUM PROCESSING
In general, the invested portion of the minimum initial premium will be placed in the Contract Fund as of the later of the Contract Date and the date we receive the premium in Good Order.
Upon receipt of a request for life insurance from a prospective Contract Owner, Pruco Life will follow certain insurance underwriting (i.e., evaluation of risk) procedures designed to determine whether each proposed insured is insurable. The process may involve such verification procedures as medical examinations and may require that further information be provided by one or both of the proposed insureds before a determination can be made. A Contract cannot be issued, (i.e., physically issued through Pruco Life’s computerized issue system) until this underwriting procedure has been completed.
Since a Contract cannot be issued until after the underwriting process has been completed, we use a Limited Insurance Agreement to provide temporary life insurance coverage to prospective Contract Owners who pay the minimum initial premium at the time the request for coverage is submitted. This coverage is for the total Death Benefit applied for, up to the maximum described by the Limited Insurance Agreement, and is subject to the other terms of the Limited Insurance Agreement.
The Contract Date is the date specified in the Contract. This date is used to determine the insurance age of each proposed insured. It represents the first day of the Contract Year and therefore determines the Contract Anniversary and Monthly Dates. It also represents the commencement of the suicide and contestable periods for purposes of the Basic Insurance Amount.
If the minimum initial premium is paid with the application and no medical examination is required, the Contract Date will ordinarily be the date of the application. If a delay is encountered (e.g., if a request for further information is not met promptly), generally, the Contract Date will be 21 days prior to the date on which the Contract is physically issued. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed, subject to the same qualification as that noted above.
If the premium paid with the application is less than the minimum initial premium, the Contract Date will be determined as described above. The balance of the minimum initial premium amount will be applied as of the later of the Contract Date and the date premiums were received in Good Order.
If no premium is paid with the application, the Contract Date will be the Contract Date stated in the Contract, which will generally be the date the minimum initial premium is received in Good Order from the Contract Owner and the Contract is delivered.
There is one principal variation from the foregoing procedure. If permitted by the insurance laws of the state in which the Contract is issued, the Contract may be backdated up to six months.
In situations where the Contract Date precedes the date that the minimum initial premium is received, charges due prior to the initial premium receipt date will be deducted immediately after the net premium has been applied to the Contract Fund.

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ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS
Legal Considerations Relating to Sex-Distinct Premiums and Benefits
The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.
Contract's Death Benefit Types
There are three types of Death Benefit available under the Contract: (1) Type A, a generally fixed Death Benefit; (2) Type B, a variable Death Benefit; and (3) Type C, a return of premium Death Benefit. A Type C (return of premium) Death Benefit generally varies by the amount of premiums paid, a Type B (variable) Death Benefit varies with investment performance, and a Type A (fixed) Death Benefit does not vary unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.
How a Type A (Fixed) Contract's Death Benefit Will Vary
Under the Type A (fixed) Contract, the Death Benefit is generally equal to the Basic Insurance Amount, before the reduction of any Contract Debt. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where we will increase the Death Benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Assuming no Contract Debt or riders, the Death Benefit of a Type A (fixed) Contract will always be the greater of:

(1)	the Basic Insurance Amount; and

(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the younger insured’s Attained Age factor that applies.
A listing of Attained Age factors can be found on your Contract's data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates at different ages how the Attained Age factor affects the Death Benefit for different Contract Fund amounts. The table assumes a $1,000,000 Type A Contract was issued when the younger insured was age 35, and there is no Contract Debt.
Type A (Fixed) Death Benefit

If		Then
The younger insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$100,000 $200,000 $300,000	7.15 7.15 7.15	715,000 1,430,000 2,145,000	$1,000,000 $1,430,000* $2,145,000*
60 60 60	$300,000 $400,000 $600,000	3.28 3.28 3.28	984,000 1,312,000 1,968,000	$1,000,000 $1,312,000* $1,968,000*
80 80 80	$600,000 $700,000 $800,000	1.58 1.58 1.58	948,000 1,106,000 1,264,000	$1,000,000 $1,106,000* $1,264,000*
*  Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2017
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the Death Benefit will be $1,968,000, even though the Basic Insurance Amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $3.28. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
How a Type B (Variable) Contract's Death Benefit Will Vary
Under the Type B (variable) Contract, while the Contract is in-force, the Death Benefit will never be less than the Basic Insurance Amount, before the reduction of any Contract Debt, but will also vary immediately after it is issued, with the investment results of the selected Variable Investment Options. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Assuming no Contract Debt or riders, the Death Benefit of a Type B (variable) Contract will always be the greater of:

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(1)	the Basic Insurance Amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the younger insured’s Attained Age factor that applies.
For purposes of computing the Death Benefit, if the Contract Fund is less than zero, we will consider it to be zero. A listing of Attained Age factors can be found on your Contract's data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $1,000,000 Type B (variable) Contract was issued when the younger insured was age 35, and there is no Contract Debt.
Type B (Variable) Death Benefit

If		Then
The younger insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$100,000 $200,000 $300,000	7.15 7.15 7.15	715,000 1,430,000 2,145,000	$1,100,000 $1,430,000* $2,145,000*
60 60 60	$300,000 $400,000 $600,000	3.28 3.28 3.28	984,000 1,312,000 1,968,000	$1,300,000 $1,400,000 $1,968,000*
80 80 80	$600,000 $700,000 $800,000	1.58 1.58 1.58	948,000 1,106,000 1,264,000	$1,600,000 $1,700,000 $1,800,000
*  Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2017
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the Death Benefit will be $1,968,000, even though the Basic Insurance Amount plus the Contract Fund is $1,600,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $3.28. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
How a Type C (Return of Premium) Contract’s Death Benefit Will Vary
Under the Type C (return of premium) Contract, while the Contract is in-force, the Death Benefit will vary by the amount of premiums paid, less any withdrawals. The Death Benefit on a Type C Contract is limited to the Basic Insurance Amount plus an amount equal to: the Contract Fund plus the Type C Limiting Amount multiplied by the Type C Death Benefit Factor, both located in the Contract Limitations section of your Contract. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. Unlike Type A and Type B Contracts, the Death Benefit of a Type C Contract may be less than the Basic Insurance Amount in the event total withdrawals are greater than total premiums paid.
Assuming no Contract Debt, the Death Benefit of a Type C (return of premium) Contract will always be the lesser of:

(1)	the Basic Insurance Amount plus the total premiums paid into the Contract less any withdrawals; and

(2)
the Basic Insurance Amount plus the Contract Fund before deduction of any monthly charges due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor, both found in the Contract Limitations section of the Contract data pages.

However, if the product of the Contract Fund, before any monthly charges, multiplied by the Attained Age factor is greater than either (1) or (2), described above, then it will become the Death Benefit.
A listing of Attained Age factors can be found on your Contract's data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $1,000,000 Type C (return of premium) Contract was issued when the younger insured was age 35, and there is no Contract Debt.

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Type C (Return of Premium) Death Benefit

If			Then
The younger insured is age	and the Contract Fund is	and the premium paid less any withdrawals is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$100,000 $200,000 $300,000	$80,000 $160,000 $270,000	7.15 7.15 7.15	715,000 1,430,000 2,145,000	$1,080,000 $1,430,000* $2,145,000*
60 60 60	$300,000 $400,000 $600,000	$240,000 $320,000 $480,000	3.28 3.28 3.28	984,000 1,312,000 1,968,000	$1,240,000 $1,320,000 $1,968,000*
80 80 80	$600,000 $700,000 $800,000	$480,000 $560,000 $640,000	1.58 1.58 1.58	948,000 1,106,000 1,264,000	$1,480,000 $1,560,000 $1,640,000
* Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2017
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the Death Benefit will be $1,968,000, even though the Basic Insurance Amount plus total premiums paid less withdrawals is $1,480,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $3.28. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
Reports to Contract Owners
Once each year, we will send you a statement that provides certain information pertinent to your Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.
We also make available annual and semi-annual reports of the Funds showing the financial condition of the Funds and the investments held in each Fund. The most recent annual and semi-annual reports are available at www.prudential.com/eprospectus or by calling 800-944-8786.
ADDITIONAL INFORMATION ABOUT CHARGES
Underwriting Procedures
When you express interest in obtaining a Contract from us, you may apply for coverage through either (1) a long form application or (2) our worksheet process. When using the long form application, a registered representative completes a full application and submits it to us to commence the underwriting process. A registered representative may be an agent/broker who is a representative of Pruco Securities, a broker-dealer affiliate of Prudential, or in some cases, a broker-dealer not directly affiliated with Prudential. When using the worksheet process, a registered representative typically collects enough information to start the underwriting process. The remaining information is obtained directly from the proposed insureds.
Regardless of the underwriting process followed, once we receive the necessary information, which may include physicians' statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk. We will issue the Contract when the risk has been accepted and priced.
ADDITIONAL INFORMATION ABOUT CONTRACTS IN DEFAULT
When your Contract is in default, no part of your Contract Fund is available to you. Consequently, you are not able to take any loans, partial withdrawals or surrenders, or make any transfers among the investment options. In addition, during any period in which your Contract is in default, you may not change the way in which subsequent premiums are allocated.
DISTRIBUTION AND COMPENSATION
In an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and / or administrative and / or other services they provide to us or our affiliates.
To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers

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within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.
Pruco Life makes these promotional payments directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The list below provides the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2019) that received payment or accrued a payment amount with respect to variable product business during 2019. The least amount paid or accrued and the greatest amount paid or accrued during 2019 were $0.38 and $41,809,941.64, respectively.
Names of Firms:
1 ST GLOBAL CAPITAL CORPORATION, 1ST GLOBAL INS SVS INC, 1ST GLOBAL INSURANCE AGENCY OF MA INC, AGENCY SERVICES OF AR INC, ALLSTATE FINANCIAL SERVICES LLC, AMERIAN GENERAL INS AGCY INC, AMERICAN EXPRESS INS AGENCY OF MA INC, AMERICAN EXPRESS INS AGENCY OF TX, AMERICAN INDEPENDENT SECURITIES GROUP LLC, AMERICAN INVESTORS CO, AMERICAN PORTFOLIOS FIN SVCS INC, AMERIPRISE FINANCIAL CENTER, AMERITAS INVESTMENT CORP, AON CONSULTING INC, APW CAPITAL INC, ARETE INSURANCE AGENCY LLC, ARLINGTON SECURITIES INC, ARVEST INSURANCE INC, AURORA INSURANCE SERVICES INC, AUSDAL FINANCIAL PARTNERS INC, AVANTAX INSURANCE SERVICES INC, AVANTAX INSURANCE SERVICES INC (MA), AVISEN SECURITIES INC, AXA NETWORK LLC, AYCO SERVICES AGENCY LP, AYCO SERVICES INS AGCY INC (K OSTER), B RILEY WEALTH MANAGEMENT INC, BAIRD INS SERVICES INC, BBVA COMPASS INSURANCE AGENCY, BCG SECURITIES INC, BENEFIT FUNDING SERVICES LLC, BENJAMIN F EDWARDS & COMPANY INC, BERTHEL FISHER & CO FIN SVCS INC, BOK FINANCIAL SECURITIES INC, BROKERS INTERNATIONAL FINANCIAL SERVICES, BROOKLIGHT PLACE SECURITIES INC, CADARET GRANT & CO INC, CALTON & ASSOCIATES INC, CAMBRIDGE INVESTMENT RESEARCH INC, CAMBRIDGE INVESTMENT RESEARCH INC, CAPFINANCIAL SECURITIES LLC, CAPITAL FINANCIAL SERVICES INC, CAPITAL INVESTMENT GROUP INC, CAPITAL SYNERGY PARTNERS INC, CAROLINAS INVESTMENT CONSULTING LLC, CBIZ BENEFITS & INS SVS INC, CC SERVICES INC, CENTARA CAPITAL SECURITIES INC, CENTAURUS FINANCIAL INC, CENTAURUS TEXAS INC, CES INSURANCE AGENCY INC, CETERA ADVISOR NETWORK LLC, CETERA ADVISOR NETWORK LLC, CETERA ADVISORS INSURANCE SERVICES LLC, CETERA ADVISORS LLC, CETERA FINANCIAL SPECIALIST LLC, CETERA INVESTMENT SERVICES LLC, CFD INVESTMENTS INC, CFS INSURANCE AND TECHNOLOGY SERVICES LLC, CHALICE CAPITAL PARTNERS LLC, CHAPIN DAVIS INSURANCE INC, CHASE INSURANCE AGENCY, CIG RISK MANAGEMENT INC, CITIGROUP LIFE AGENCY LLC, CITIZENS SECURITIES INC, CLIENT ONE SECURITIES LLC, COMMUNITYAMERICA FINANCIAL SOLUTIONS LLC, CONCORDE INVESTMENT SERVICES LLC, COORDINATED CAPITAL SECURITIES, CPS FINANCIAL & INSURANCE SERVICES INC, CROWN CAPITAL INS AGENCY OF NV INC, CROWN CAPITAL INSURANCE AGENCY LLC, CROWN CAPITAL SECURITIES LP, CRUMP LIFE INS SERVICES INC, CUTTER & COMPANY BROKERAGE INC, DEMPSEY FIN NETWORK INC, DEMPSEY LORD SMITH LLC, DORSEY & COMPANY INC, EDWARD D JONES & CO LP, EDWARD JONES INS AGCY OF CA LLC, EDWARD JONES INS AGCY OF MA LLC, EDWARD JONES INS AGCY OF NM LLC, ENTERPRISE GENERAL INS AGENCY INC, ENTERPRISE SECURITIES COMPANY, EQUITY SERVICES INC, ESTATE INSURANCE SERVICES LTD, EXECUTIVE INS AGENCY INC, FARMERS FINANCIAL SOLUTIONS, FASI OF TX INC, FBL MARKETING SERVICES LLC, FIFTH THIRD INSURANCE AGENCY INC, FIFTH THIRD SECURITIES INC, FINANCIAL TELESIS INC, FIRST ALLIED SECURITIES , FIRST CITIZENS INVESTOR SERVICES INC, FIRST HEARTLAND CAPITAL INC, FIRST PALLADIUM LLC, FIRST STATE FINANCIAL MGMT INC, FNBB CAPITAL MARKETS LLC, FORTUNE FINANCIAL SERVICES INC, FORTUNE SECURITIES INC, FOUNDERS FINANCIAL SECURITIES LLC, FSC AGENCY INC, G A REPPLE & COMPANY, GENEOS WEALTH MANAGEMENT INC, GLOBALINK SECURITIES INC, GRADIENT SECURITIES LLC, GRB FINANCIAL LLC, GWN SECURITIES INC, H BECK INC, H&R BLOCK FINANCIAL ADVISORS INC, HANCOCK SECURITIES GROUP LLC, HANTZ AGENCY LLC, HANTZ AGENCY LLC, HANTZ FINANCIAL SERVICES INC, HARBOR FINANCIAL SERVICES LLC, HARBOR INVESTMENT ADVISORY LLC, HARBOUR INVESTMENTS INC, HAZLETT BURT AND WATSON INC, HEFREN TILLOTSON INC, HEREFORD INSURANCE AGENCY INC, HIGHTOWER SECURITIES LLC, HORAN SECURITIES INC, HORNOR TOWNSEND & KENT, HUNTINGTON INVESTMENT COMPANY, HUNTLEIGH SECURITIES CORP (K JACKSON), HWG INS AGENCY INC, ICC INSURANCE AGCY INC, IFP INSURANCE GROUP LLC, IMS INSURANCE AGENCY INC , IMS SECURITIES INC, INDEPENDENT FINANCIAL GROUP INC, INFINEX INVESTMENTS INC, INNOVATION PARTNERS LLC, INSIGHT SECURITIES INC, INTERCONTINENTAL AGENCY LLC, INTERLINK SECURITIES CORP, INTERNATIONAL ASSETS ADVISORY LLC, INTERSECURITIES INSURANCE AGENCY , INTERVEST INTERNATIONAL INC, INTERVEST INTERNAT'L EQUITIES CORP, INVERNESS SECURITIES LLC, INVESTACORP INC, INVESTACORP INC, INVESTMENT CENTER INC, INVESTMENT PLANNERS INC, ISI INSURANCE AGENCY INC (R SIMARD), J J B HILLIARD W L LYONS LLC, J W COLE FINANCIAL INC, JANNEY MONTGOMERY SCOTT LLC, JJB HILLIARD W L LYONS INC, JK FINANCIAL SERVICES INC, JW COLE FINANCIAL INC, KCD FINANCIAL, KCL SERVICE COMPANY OF TEXAS, KESTRA INVESTMENT SERVICES LLC, KESTRA INVESTMENT SERVICES, LLC, KEYCORP INSURANCE AGENCY USA INC, KFG ENTERPRISES INC, KINGSBURY CAPITAL INC, KMS FINANCIAL SERVICES, KOVACK SECURITIES INC, L M KOHN & CO, LARSON FINANCIAL GROUP LLC, LASALLE ST SECURITIES LLC, LEADERS GROUP, LFA LIMITED LIABILITY COMPANY, LIFEMARK SECURITIES CORP, LINCOLN FIN ADVISORS CORP, LINCOLN FINANCIAL SEC CORP, LINCOLN INVESTMENT PLANNING LLC, LINCOLN NATIONAL INS ASSOC INC, LINSCO PRIVATE LEDGER INS ASSOC INC, LION STREET FINANCIAL LLC, LPA INSURANCE AGENCY INC, LPL FINANCIAL CORPORATION, M FINANCIAL SECURITIES MARKETING INC , M HOLDINGS SECURITES INC, M&T SECURITIES INC, MARINER INSURANCE RESOURCES LLC, MB SCHOEN & ASSOCIATES INC, MCG SECURITIES LLC, MERCAP SECURITIES LLC, MERCER HEALTH & BENEFITS ADMINISTRATION LLC, MERRILL LYNCH LIFE AGCY INC, MERRILL LYNCH LIFE AGCY INC, MERRILL LYNCH LIFE AGCY INC, MMC SECURITIES LLC, MML INS AGCY INC, MML INS AGCY INC, MONEY CONCEPTS CAPITAL, MOORS & CABOT INC, MORGAN STANLEY DEAN WITTER INS SVCS INC, MSC OF TX INC, MUTUAL TRUST CO OF AMERICA SECURITIES, MWA FINANCIAL SERVICES INC, MWAGIA INC, NATIONAL SECURITIES CORP, NAVY FEDERAL BROKERAGE SERVICES LLC, NETWORK AGENCY INC, NETWORK AGENCY OF OHIO INC, NEW PENFACS INS AGENCY INC, NEWPORT GROUP SEC INC, NEXT FINANCIAL GROUP, NEXT FINANCIAL GROUP, NORTHLAND SECURITIES INC, NORTHWESTERN MUTUAL INVEST SVCS, NPB FINANCIAL GROUP LLC, NYLIFE INSURANCE AGENCY INC, O N EQUITY SALES COMPANY, OFG FINANCIAL SERVICES INC, OHIO NATIONAL INS AGENCY INC, OHIO NATIONAL INS AGENCY INC, ONEAMERICA SECURITIES INC, OPPENHEIMER & CO INC, PACKERLAND BROKERAGE SERVICES, PARK AVENUE SECURITIES, PARKLAND SECURITIES LLC, PEOPLES SECURITIES INC, PJ ROBB VARIABLE CORP, PLUS AGENCY LLC, PNC INSURANCE SERVICES INC, PREFERRED MARKETING SERVICES INC (M ROTHSCHILD), PRINCIPAL SECURITIES INC, PRIVATE CLIENT SERVICES LLC, PRIVATE LEDGER INS AGCY OF OH INC (P CALFEE), PROEQUITIES INC, PRUDENTIAL DIRECT INC, PURSHE KAPLAN STERLING INS INV, QUEST CAPITAL STRATEGIES INC, QUESTAR AGENCY

6

INC, RAYMOND JAMES & ASSOCIATES INC, RAYMOND JAMES & ASSOCIATES INC, RBC CAPITAL MARKETS CORP, REGULUS ADVISOR LLC, REHMANN INSURANCE GROUP LLC, ROBERT SHOR INSURANCE ASSOCIATES INC, ROBERT W BAIRD & CO INC, ROYAL ALLIANCE ASSOCIATES INC, ROYAL ALLIANCE ASSOCIATES INC, ROYAL ALLIANCE INS AGCY OF MA INC, ROYAL ALLIANCE INS AGCY OF OH INC (L WALLER), S B H U LIFE AGENCY INC, SA STONE WEALTH MANAGEMENT INC, SAGEPOINT FINANCIAL INC, SAXONY INSURANCE AGENCY LLC, SAYBRUS EQUITY SERVICES INC, SBS INSURANCE AGENCY OF FLORIDA INC, SBS INSURANCE AGENCY OF LA INC, SCF SECURITIES INC, SECURIAN FINANCIAL SERVICES INC, SECURITIES AMERICA INC, SECURITIES SERVICE NETWORK INC, SFA INSURANCE SERVICES INC, SIGMA FINANCIAL CORP, SIGNAL SECURITIES INC, SIGNATOR INSURANCE AGENCY INC, SII INVESTMENTS INC, SIMMONS FIRST INS SERVICES INC, SMITH BROWN & GROOVER INC, SNOWDEN INSURANCE SERVICES LLC, SORRENTO PACIFIC FINANCIAL LLC , SOUTHERN WEALTH SECURITIES LLC, SOUTHWEST INSURANCE AGENCY INC, SPIRE INSURANCE AGENCY LLC, ST. BERNARD FINANCIAL SERVICES INC, STANLEY LAMAN GROUP SECURITIES LLC, STEPHENS INSURANCE LLC, STIFEL NICHOLAUS & CO INC, STIFEL NICHOLAUS & CO INC, SUMMIT BROKERAGE SERVICES, INC., SUNSET FINANCIAL SERVICES INC, TFS SECURITIES INC, THOROUGHBRED FINANCIAL SERVICES LLC, THRIVENT INSURANCE AGENCY INC, THURSTON SPRINGER MILLER HERD & TITAK INC, TRANSAMERICA FINANCIAL ADVISORS INC, TRIAD ADVISORS INC, TRIAD ADVISORS INC, TRUSTMONT FINANCIAL GROUP INC, U S BANCORP INVESTMENTS INC, UBS FINANCIAL SERVICES, UNIONBANC INVESTMENT SERVICES LLC, UNITED PLANNERS FINANCIAL, UNITED PLANNERS FINANCIAL, US BANCORP INSURANCE SERVICES LLC, USA FINANCIAL SECURITIES CORP, VALMARK SECURITES INC , VANDERBILT SECURITIES LLC, VOYA FINANCIAL ADVISORS INC, WADDELL & REED INC, WELLS FARGO ADVISORS CALIFORNIA INS AGENCY LLC, WELLS FARGO ADVISORS FINANCIAL NETWORK, WELLS FARGO ADVISORS FINANCIAL NETWORK L, WELLS FARGO ADVISORS FINANCIAL NETWORK L, WESTERN EQUITY GROUP INC, WINTRUST INVESTMENTS LLC, WOODBURY FIN SERVICES INC, WOODBURY FINANCIAL AGENCY OH INC, WORLD CAPITAL BROKERAGE INC, WORLD EQUITY GROUP, WORTH FINANCIAL GROUP INC, ZURES CO FIN & INS SVCS (J BAKER)
Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of Pruco Life Variable Universal Account as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Actuarial matters included in this statement of additional information have been examined by Vy Ho, FSA, MAAA, Vice President and Actuary of Prudential.
PERFORMANCE DATA
Average Annual Total Return
The Account may advertise average annual total return information calculated according to a formula prescribed by the SEC. Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Variable Investment Option from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Variable Investment Option at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Variable Investment Option and (ii) no transfers or additional payments were made. Premium taxes are not included in the term “charges” for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of a specified period to the ending redeemable value at the end of the period according to the following formula:
P(1+T)n = ERV
Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.
Non-Standard Total Return
In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Account for the specified period.
For the periods prior to the date the Variable Investment Options commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Variable Investment Options were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Variable Investment Options (this is referred to as “hypothetical performance data”). Standard and non-standard average annual return calculations include the mortality and expense risk charge under the Contract, but do not reflect other life insurance Contract charges (sales, administration, and actual cost of insurance) nor any applicable surrender or lapse charges, which would significantly lower the returns. Information stated for any given period does not indicate or represent future performance.
Money Market Yield
The “total return” figures for the Government Money Market Variable Investment Option are calculated using historical investment returns of the Government Money Market Portfolio of The Prudential Series Fund as if PruLife® SVUL Protector® had been investing in

7

that Variable Investment Option during a specified period. Fees associated with the Series Fund are reflected; however, all fees, expenses, and charges associated with PruLife® SVUL Protector® are not reflected.
The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Government Money Market Variable Investment Option at the beginning of a specified period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the Variable Investment Option at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%. The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield ([base period return + 1]365/7)-1.
The yields on amounts held in the Government Money Market Variable Investment Option will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.
FINANCIAL STATEMENTS
The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

8

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$208,171,029	$210,513,826	$119,101,214	$61,369,697	$38,401,626
Net Assets	$208,171,029	$210,513,826	$119,101,214	$61,369,697	$38,401,626

NET ASSETS, representing:
Accumulation units	$208,171,029	$210,513,826	$119,101,214	$61,369,697	$38,401,626
	$208,171,029	$210,513,826	$119,101,214	$61,369,697	$38,401,626

Units outstanding	93,849,920	45,749,450	29,364,414	3,032,271	2,419,635

Portfolio shares held	20,817,103	14,468,304	1,885,109	1,788,161	1,222,982
Portfolio net asset value per share	$10.00	$14.55	$63.18	$34.32	$31.40
Investment in portfolio shares, at cost	$208,171,029	$176,365,020	$58,598,153	$49,659,855	$30,583,869

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$3,314,366	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	687,541	801,675	258,854	144,387	149,191
NET INVESTMENT INCOME (LOSS)	2,626,825	(801,675)	(258,854)	(144,387)	(149,191)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,650,097	4,320,458	448,882	5,750,861
Net change in unrealized appreciation (depreciation) on investments	—	17,327,066	22,225,891	8,317,934	1,937,061
NET GAIN (LOSS) ON INVESTMENTS	—	19,977,163	26,546,349	8,766,816	7,687,922

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,626,825	$19,175,488	$26,287,495	$8,622,429	$7,538,731

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$91,588,538	$75,938,569	$12,686,224	$778,613,871	$47,095,501
Net Assets	$91,588,538	$75,938,569	$12,686,224	$778,613,871	$47,095,501

NET ASSETS, representing:
Accumulation units	$91,588,538	$75,938,569	$12,686,224	$778,613,871	$47,095,501
	$91,588,538	$75,938,569	$12,686,224	$778,613,871	$47,095,501

Units outstanding	6,248,444	16,283,890	2,237,730	136,306,482	12,735,024

Portfolio shares held	2,544,833	13,160,931	521,209	10,487,795	1,135,105
Portfolio net asset value per share	$35.99	$5.77	$24.34	$74.24	$41.49
Investment in portfolio shares, at cost	$52,407,237	$67,460,385	$14,918,964	$478,434,537	$28,559,886

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	205,872	149,815	11,929	2,345,576	115,205
NET INVESTMENT INCOME (LOSS)	(205,872)	(149,815)	(11,929)	(2,345,576)	(115,205)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,652,594	453,087	(163,509)	15,872,575	1,103,941
Net change in unrealized appreciation (depreciation) on investments	15,979,637	9,572,539	1,350,651	162,148,384	9,316,650
NET GAIN (LOSS) ON INVESTMENTS	18,632,231	10,025,626	1,187,142	178,020,959	10,420,591

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$18,426,359	$9,875,811	$1,175,213	$175,675,383	$10,305,386

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$80,235,639	$191,098,917	$48,064,348	$39,231,712	$3,262,467
Net Assets	$80,235,639	$191,098,917	$48,064,348	$39,231,712	$3,262,467

NET ASSETS, representing:
Accumulation units	$80,235,639	$191,098,917	$48,064,348	$39,231,712	$3,262,467
	$80,235,639	$191,098,917	$48,064,348	$39,231,712	$3,262,467

Units outstanding	18,312,200	39,457,064	3,679,729	19,185,588	1,561,256

Portfolio shares held	5,925,823	2,341,325	1,116,996	2,511,633	79,982
Portfolio net asset value per share	$13.54	$81.62	$43.03	$15.62	$40.79
Investment in portfolio shares, at cost	$73,841,915	$82,440,259	$25,146,689	$37,801,569	$2,401,272

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$925,812	$13,337

EXPENSES
Charges for mortality and expense risk	444,821	421,852	211,738	228,677	24,500
NET INVESTMENT INCOME (LOSS)	(444,821)	(421,852)	(211,738)	697,135	(11,163)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,651,449	297,497
Net realized gain (loss) on shares redeemed	661,933	7,136,302	2,266,769	(7,052)	39,287
Net change in unrealized appreciation (depreciation) on investments	4,093,731	39,723,368	6,794,526	6,924,807	505,805
NET GAIN (LOSS) ON INVESTMENTS	4,755,664	46,859,670	9,061,295	8,569,204	842,589

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,310,843	$46,437,818	$8,849,557	$9,266,339	$831,426

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
ASSETS
Investment in the portfolios, at fair value	$6,382,533	$6,412,060	$2,136,668	$997,345	$3,977,472
Net Assets	$6,382,533	$6,412,060	$2,136,668	$997,345	$3,977,472

NET ASSETS, representing:
Accumulation units	$6,382,533	$6,412,060	$2,136,668	$997,345	$3,977,472
	$6,382,533	$6,412,060	$2,136,668	$997,345	$3,977,472

Units outstanding	2,070,580	1,504,966	993,720	343,962	1,122,974

Portfolio shares held	107,450	547,104	123,578	99,535	213,384
Portfolio net asset value per share	$59.40	$11.72	$17.29	$10.02	$18.64
Investment in portfolio shares, at cost	$4,313,061	$4,431,318	$2,273,823	$848,649	$4,352,959

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$125,578	$—	$19,361	$24,357

EXPENSES
Charges for mortality and expense risk	29,733	39,521	17,108	1,848	7,674
NET INVESTMENT INCOME (LOSS)	(29,733)	86,057	(17,108)	17,513	16,683

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	505,899	344,854	333,963	77,593	269,595
Net realized gain (loss) on shares redeemed	130,330	110,017	(58,509)	3,242	(51,208)
Net change in unrealized appreciation (depreciation) on investments	1,156,547	826,104	324,015	93,094	438,136
NET GAIN (LOSS) ON INVESTMENTS	1,792,776	1,280,975	599,469	173,929	656,523

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,763,043	$1,367,032	$582,361	$191,442	$673,206

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$655,643	$109,037,544	$20,683,288	$263,009	$50,194
Net Assets	$655,643	$109,037,544	$20,683,288	$263,009	$50,194

NET ASSETS, representing:
Accumulation units	$655,643	$109,037,544	$20,683,288	$263,009	$50,194
	$655,643	$109,037,544	$20,683,288	$263,009	$50,194

Units outstanding	505,021	21,310,716	897,840	67,150	23,247

Portfolio shares held	15,693	3,913,767	543,439	20,841	4,045
Portfolio net asset value per share	$41.78	$27.86	$38.06	$12.62	$12.41
Investment in portfolio shares, at cost	$652,363	$67,951,695	$13,058,582	$262,061	$54,901

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,218	$643

EXPENSES
Charges for mortality and expense risk	1,230	226,443	22,631	717	111
NET INVESTMENT INCOME (LOSS)	(1,230)	(226,443)	(22,631)	501	532

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	105,963	—	—	5,358	1,797
Net realized gain (loss) on shares redeemed	(2,136)	2,361,792	347,168	(9,060)	(1,490)
Net change in unrealized appreciation (depreciation) on investments	13,034	16,719,466	4,028,958	75,149	8,281
NET GAIN (LOSS) ON INVESTMENTS	116,861	19,081,258	4,376,126	71,447	8,588

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$115,631	$18,854,815	$4,353,495	$71,948	$9,120

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)	Janus Henderson VIT Research Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$360,271	$1,239,498	$1,256,273	$42,595	$5,973,865
Net Assets	$360,271	$1,239,498	$1,256,273	$42,595	$5,973,865

NET ASSETS, representing:
Accumulation units	$360,271	$1,239,498	$1,256,273	$42,595	$5,973,865
	$360,271	$1,239,498	$1,256,273	$42,595	$5,973,865

Units outstanding	366,084	449,035	357,347	23,711	1,953,565

Portfolio shares held	13,231	15,507	30,126	548	150,703
Portfolio net asset value per share	$27.23	$79.93	$41.70	$77.70	$39.64
Investment in portfolio shares, at cost	$227,419	$1,011,524	$1,017,287	$30,725	$4,216,067

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$561	$20,680	$—	$16,822

EXPENSES
Charges for mortality and expense risk	1,464	2,119	2,807	85	13,658
NET INVESTMENT INCOME (LOSS)	(1,464)	(1,558)	17,873	(85)	3,164

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	27,969	62,714	34,475	5,930	579,652
Net realized gain (loss) on shares redeemed	353,060	10,872	86,062	2,103	109,097
Net change in unrealized appreciation (depreciation) on investments	(123,975)	229,107	135,203	5,689	898,066
NET GAIN (LOSS) ON INVESTMENTS	257,054	302,693	255,740	13,722	1,586,815

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$255,590	$301,135	$273,613	$13,637	$1,589,979

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
ASSETS
Investment in the portfolios, at fair value	$133,656,407	$8,489,069	$34,209,306	$4,566,138	$1,781,112
Net Assets	$133,656,407	$8,489,069	$34,209,306	$4,566,138	$1,781,112

NET ASSETS, representing:
Accumulation units	$133,656,407	$8,489,069	$34,209,306	$4,566,138	$1,781,112
	$133,656,407	$8,489,069	$34,209,306	$4,566,138	$1,781,112

Units outstanding	24,999,587	1,454,755	11,167,123	122,125	57,676

Portfolio shares held	7,120,746	266,115	3,686,348	155,681	71,102
Portfolio net asset value per share	$18.77	$31.90	$9.28	$29.33	$25.05
Investment in portfolio shares, at cost	$69,071,321	$8,422,737	$22,946,441	$3,619,763	$1,852,188

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$135,873	$—	$—	$5,415

EXPENSES
Charges for mortality and expense risk	265,368	8,134	55,520	1,786	903
NET INVESTMENT INCOME (LOSS)	(265,368)	127,739	(55,520)	(1,786)	4,512

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	263,178	136,245
Net realized gain (loss) on shares redeemed	3,880,854	(70,337)	742,267	216,850	(22,355)
Net change in unrealized appreciation (depreciation) on investments	32,249,650	1,681,524	7,773,945	845,638	257,884
NET GAIN (LOSS) ON INVESTMENTS	36,130,504	1,611,187	8,516,212	1,325,666	371,774

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$35,865,136	$1,738,926	$8,460,692	$1,323,880	$376,286

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
ASSETS
Investment in the portfolios, at fair value	$2,488,333	$3,569,771	$3,305	$902	$—
Net Assets	$2,488,333	$3,569,771	$3,305	$902	$—

NET ASSETS, representing:
Accumulation units	$2,488,333	$3,569,771	$3,305	$902	$—
	$2,488,333	$3,569,771	$3,305	$902	$—

Units outstanding	141,647	143,040	812	298	—

Portfolio shares held	200,349	278,888	53	14	—
Portfolio net asset value per share	$12.42	$12.80	$62.15	$64.71	$26.48
Investment in portfolio shares, at cost	$2,444,939	$3,502,295	$2,900	$744	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$65,224	$59,424	$7	$3	$—

EXPENSES
Charges for mortality and expense risk	855	1,620	7	3	6
NET INVESTMENT INCOME (LOSS)	64,369	57,804	—	—	(6)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	110,761	—	25	—
Net realized gain (loss) on shares redeemed	(2,864)	(4,521)	1	3	(722)
Net change in unrealized appreciation (depreciation) on investments	303,391	433,940	660	102	—
NET GAIN (LOSS) ON INVESTMENTS	300,527	540,180	661	130	(722)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$364,896	$597,984	$661	$130	$(728)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
ASSETS
Investment in the portfolios, at fair value	$3,195	$509,685	$2,477	$391	$12,709
Net Assets	$3,195	$509,685	$2,477	$391	$12,709

NET ASSETS, representing:
Accumulation units	$3,195	$509,685	$2,477	$391	$12,709
	$3,195	$509,685	$2,477	$391	$12,709

Units outstanding	466	75,385	577	153	5,538

Portfolio shares held	42	31,443	30	13	541
Portfolio net asset value per share	$76.13	$16.21	$82.97	$29.86	$23.50
Investment in portfolio shares, at cost	$2,455	$509,685	$1,988	$630	$12,127

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$590	$—	$6	$334

EXPENSES
Charges for mortality and expense risk	7	478	7	1	29
NET INVESTMENT INCOME (LOSS)	(7)	112	(7)	5	305

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	12	—	106	13	—
Net realized gain (loss) on shares redeemed	52	102,700	73	(28)	—
Net change in unrealized appreciation (depreciation) on investments	399	—	371	43	1,547
NET GAIN (LOSS) ON INVESTMENTS	463	102,700	550	28	1,547

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$456	$102,812	$543	$33	$1,852

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$1,239	$3,727	$5,960	$2,363	$2,270
Net Assets	$1,239	$3,727	$5,960	$2,363	$2,270

NET ASSETS, representing:
Accumulation units	$1,239	$3,727	$5,960	$2,363	$2,270
	$1,239	$3,727	$5,960	$2,363	$2,270

Units outstanding	598	880	2,357	558	548

Portfolio shares held	27	50	108	55	54
Portfolio net asset value per share	$46.06	$74.91	$55.06	$43.13	$42.15
Investment in portfolio shares, at cost	$843	$2,953	$5,136	$2,382	$2,181

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$6	$—	$7	$—	$4

EXPENSES
Charges for mortality and expense risk	3	8	14	5	4
NET INVESTMENT INCOME (LOSS)	3	(8)	(7)	(5)	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	53	429	—	212	68
Net realized gain (loss) on shares redeemed	9	84	9	(2)	(1)
Net change in unrealized appreciation (depreciation) on investments	214	112	965	239	359
NET GAIN (LOSS) ON INVESTMENTS	276	625	974	449	426

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$279	$617	$967	$444	$426

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$855,095	$26,004	$1,056	$684	$2,978
Net Assets	$855,095	$26,004	$1,056	$684	$2,978

NET ASSETS, representing:
Accumulation units	$855,095	$26,004	$1,056	$684	$2,978
	$855,095	$26,004	$1,056	$684	$2,978

Units outstanding	800,343	3,765	465	526	841

Portfolio shares held	855,095	503	31	27	46
Portfolio net asset value per share	$1.00	$51.68	$34.29	$24.94	$65.05
Investment in portfolio shares, at cost	$855,095	$15,253	$1,109	$1,172	$2,959

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$12,298	$—	$8	$—	$49

EXPENSES
Charges for mortality and expense risk	4,102	59	3	1	7
NET INVESTMENT INCOME (LOSS)	8,196	(59)	5	(1)	42

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	173	116	—	126
Net realized gain (loss) on shares redeemed	—	689	(2)	(78)	(11)
Net change in unrealized appreciation (depreciation) on investments	—	6,377	6	302	516
NET GAIN (LOSS) ON INVESTMENTS	—	7,239	120	224	631

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,196	$7,180	$125	$223	$673
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
ASSETS
Investment in the portfolios, at fair value	$—	$—	$8,196	$18,511	$1,730
Net Assets	$—	$—	$8,196	$18,511	$1,730

NET ASSETS, representing:
Accumulation units	$—	$—	$8,196	$18,511	$1,730
	$—	$—	$8,196	$18,511	$1,730

Units outstanding	—	—	2,143	3,817	289

Portfolio shares held	—	—	232	516	30
Portfolio net asset value per share	$31.90	$10.20	$35.40	$35.85	$56.87
Investment in portfolio shares, at cost	$—	$—	$7,565	$18,456	$897

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	3	—	20	42	4
NET INVESTMENT INCOME (LOSS)	(3)	—	(20)	(42)	(4)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	2,160	33
Net realized gain (loss) on shares redeemed	297	126	(6)	3	16
Net change in unrealized appreciation (depreciation) on investments	—	—	1,683	743	483
NET GAIN (LOSS) ON INVESTMENTS	297	126	1,677	2,906	532

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$294	$126	$1,657	$2,864	$528

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
ASSETS
Investment in the portfolios, at fair value	$855	$13,424	$—	$764,527	$—
Net Assets	$855	$13,424	$—	$764,527	$—

NET ASSETS, representing:
Accumulation units	$855	$13,424	$—	$764,527	$—
	$855	$13,424	$—	$764,527	$—

Units outstanding	439	5,398	—	33,398	—

Portfolio shares held	27	494	—	6,257	—
Portfolio net asset value per share	$31.53	$27.15	$61.51	$122.19	$23.72
Investment in portfolio shares, at cost	$910	$11,319	$—	$764,527	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$26	$104	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	3	31	119	289	60
NET INVESTMENT INCOME (LOSS)	23	73	(119)	(289)	(60)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2)	24	20,527	75,533	11,908
Net change in unrealized appreciation (depreciation) on investments	81	1,885	—	—	—
NET GAIN (LOSS) ON INVESTMENTS	79	1,909	20,527	75,533	11,908

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$102	$1,982	$20,408	$75,244	$11,848

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$23,300	$1,194	$128,762,837	$14,942,259	$14,071,008
Net Assets	$23,300	$1,194	$128,762,837	$14,942,259	$14,071,008

NET ASSETS, representing:
Accumulation units	$23,300	$1,194	$128,762,837	$14,942,259	$14,071,008
	$23,300	$1,194	$128,762,837	$14,942,259	$14,071,008

Units outstanding	6,657	254	4,598,668	485,328	677,236

Portfolio shares held	435	24	2,790,094	1,033,351	676,816
Portfolio net asset value per share	$53.62	$50.44	$46.15	$14.46	$20.79
Investment in portfolio shares, at cost	$15,630	$990	$77,689,547	$9,391,868	$11,308,759

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$56	$17	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	53	3	225,994	13,850	22,089
NET INVESTMENT INCOME (LOSS)	3	14	(225,994)	(13,850)	(22,089)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	365	63	—	—	—
Net realized gain (loss) on shares redeemed	319	4	3,311,635	220,074	183,992
Net change in unrealized appreciation (depreciation) on investments	4,531	132	21,889,403	3,212,273	1,486,256
NET GAIN (LOSS) ON INVESTMENTS	5,215	199	25,201,038	3,432,347	1,670,248

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,218	$213	$24,975,044	$3,418,497	$1,648,159

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,408,694	$11,603,667	$38,396,059	$53,196,704	$33,907,058
Net Assets	$20,408,694	$11,603,667	$38,396,059	$53,196,704	$33,907,058

NET ASSETS, representing:
Accumulation units	$20,408,694	$11,603,667	$38,396,059	$53,196,704	$33,907,058
	$20,408,694	$11,603,667	$38,396,059	$53,196,704	$33,907,058

Units outstanding	1,273,054	403,660	1,944,797	2,751,693	1,173,224

Portfolio shares held	1,185,174	400,541	3,270,533	1,608,123	530,793
Portfolio net asset value per share	$17.22	$28.97	$11.74	$33.08	$63.88
Investment in portfolio shares, at cost	$16,262,502	$7,596,965	$29,351,581	$33,673,414	$17,801,171

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	23,354	10,453	55,239	97,397	57,568
NET INVESTMENT INCOME (LOSS)	(23,354)	(10,453)	(55,239)	(97,397)	(57,568)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	168,798	189,438	354,094	1,020,761	879,611
Net change in unrealized appreciation (depreciation) on investments	3,123,286	1,835,109	6,749,540	10,482,088	6,842,725
NET GAIN (LOSS) ON INVESTMENTS	3,292,084	2,024,547	7,103,634	11,502,849	7,722,336

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,268,730	$2,014,094	$7,048,395	$11,405,452	$7,664,768

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$44,193,020	$37,049,139	$17,001,759	$17,650,842	$41,834,424
Net Assets	$44,193,020	$37,049,139	$17,001,759	$17,650,842	$41,834,424

NET ASSETS, representing:
Accumulation units	$44,193,020	$37,049,139	$17,001,759	$17,650,842	$41,834,424
	$44,193,020	$37,049,139	$17,001,759	$17,650,842	$41,834,424

Units outstanding	1,880,794	1,171,222	1,425,987	1,097,119	2,292,719

Portfolio shares held	1,324,334	698,382	1,501,922	783,785	1,734,429
Portfolio net asset value per share	$33.37	$53.05	$11.32	$22.52	$24.12
Investment in portfolio shares, at cost	$32,370,551	$20,013,876	$16,239,604	$16,798,172	$32,588,697

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	62,123	70,405	25,793	16,191	62,322
NET INVESTMENT INCOME (LOSS)	(62,123)	(70,405)	(25,793)	(16,191)	(62,322)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	336,193	1,207,530	38,012	(7,835)	280,433
Net change in unrealized appreciation (depreciation) on investments	8,966,637	6,922,319	563,836	2,484,012	7,822,445
NET GAIN (LOSS) ON INVESTMENTS	9,302,830	8,129,849	601,848	2,476,177	8,102,878

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,240,707	$8,059,444	$576,055	$2,459,986	$8,040,556

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$28,420,533	$11,461,947	$3,045,170	$10,542,891	$2,024,796
Net Assets	$28,420,533	$11,461,947	$3,045,170	$10,542,891	$2,024,796

NET ASSETS, representing:
Accumulation units	$28,420,533	$11,461,947	$3,045,170	$10,542,891	$2,024,796
	$28,420,533	$11,461,947	$3,045,170	$10,542,891	$2,024,796

Units outstanding	1,980,905	986,136	176,760	335,248	97,119

Portfolio shares held	878,804	1,005,434	112,910	509,811	52,307
Portfolio net asset value per share	$32.34	$11.40	$26.97	$20.68	$38.71
Investment in portfolio shares, at cost	$23,665,625	$11,165,664	$2,822,519	$9,858,713	$1,876,304

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$7,480	$199,501	$18,285

EXPENSES
Charges for mortality and expense risk	41,647	19,184	4,712	8,516	2,454
NET INVESTMENT INCOME (LOSS)	(41,647)	(19,184)	2,768	190,985	15,831

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	143,627	979,356	47,290
Net realized gain (loss) on shares redeemed	181,080	16,942	7,492	(40,592)	(1,895)
Net change in unrealized appreciation (depreciation) on investments	5,135,700	92,534	385,118	1,245,274	381,913
NET GAIN (LOSS) ON INVESTMENTS	5,316,780	109,476	536,237	2,184,038	427,308

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,275,133	$90,292	$539,005	$2,375,023	$443,139

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,522,294	$21,135,922	$56,846,262	$46,369,071	$78,541,144
Net Assets	$10,522,294	$21,135,922	$56,846,262	$46,369,071	$78,541,144

NET ASSETS, representing:
Accumulation units	$10,522,294	$21,135,922	$56,846,262	$46,369,071	$78,541,144
	$10,522,294	$21,135,922	$56,846,262	$46,369,071	$78,541,144

Units outstanding	692,139	1,226,955	4,208,070	1,688,399	3,721,007

Portfolio shares held	567,852	600,794	3,840,964	1,383,738	4,508,676
Portfolio net asset value per share	$18.53	$35.18	$14.80	$33.51	$17.42
Investment in portfolio shares, at cost	$10,605,134	$18,262,794	$48,396,330	$37,520,594	$48,358,239

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$36,989	$707,958	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	17,475	25,960	119,820	92,609	108,770
NET INVESTMENT INCOME (LOSS)	19,514	681,998	(119,820)	(92,609)	(108,770)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	670,775	51,986	—	—	—
Net realized gain (loss) on shares redeemed	(462)	78,894	541,075	235,772	1,985,354
Net change in unrealized appreciation (depreciation) on investments	903,797	2,759,271	4,072,458	6,524,151	11,401,885
NET GAIN (LOSS) ON INVESTMENTS	1,574,110	2,890,151	4,613,533	6,759,923	13,387,239

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,593,624	$3,572,149	$4,493,713	$6,667,314	$13,278,469

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$212,748,573	$35,123,643	$11,052,947	$58,428,302	$16,520,154
Net Assets	$212,748,573	$35,123,643	$11,052,947	$58,428,302	$16,520,154

NET ASSETS, representing:
Accumulation units	$212,748,573	$35,123,643	$11,052,947	$58,428,302	$16,520,154
	$212,748,573	$35,123,643	$11,052,947	$58,428,302	$16,520,154

Units outstanding	9,821,018	1,938,345	453,915	2,141,750	577,477

Portfolio shares held	10,388,114	1,944,831	672,320	3,198,046	763,761
Portfolio net asset value per share	$20.48	$18.06	$16.44	$18.27	$21.63
Investment in portfolio shares, at cost	$147,089,674	$26,452,884	$8,979,445	$49,069,121	$13,016,606

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	347,279	71,765	21,960	119,290	32,557
NET INVESTMENT INCOME (LOSS)	(347,279)	(71,765)	(21,960)	(119,290)	(32,557)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,373,345	566,986	78,471	614,957	130,034
Net change in unrealized appreciation (depreciation) on investments	29,128,993	3,886,406	1,496,692	7,517,697	2,361,294
NET GAIN (LOSS) ON INVESTMENTS	32,502,338	4,453,392	1,575,163	8,132,654	2,491,328

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,155,059	$4,381,627	$1,553,203	$8,013,364	$2,458,771

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$6,494,713	$214,370,559	$14,296,409	$15,861,720	$2,548,511
Net Assets	$6,494,713	$214,370,559	$14,296,409	$15,861,720	$2,548,511

NET ASSETS, representing:
Accumulation units	$6,494,713	$214,370,559	$14,296,409	$15,861,720	$2,548,511
	$6,494,713	$214,370,559	$14,296,409	$15,861,720	$2,548,511

Units outstanding	288,519	13,873,508	843,377	1,219,855	209,732

Portfolio shares held	406,937	13,724,107	952,459	1,276,084	209,409
Portfolio net asset value per share	$15.96	$15.62	$15.01	$12.43	$12.17
Investment in portfolio shares, at cost	$5,287,028	$154,380,743	$13,146,112	$14,967,505	$2,432,890

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$168,357	$225,939	$33,917

EXPENSES
Charges for mortality and expense risk	14,029	366,965	19,500	27,279	3,868
NET INVESTMENT INCOME (LOSS)	(14,029)	(366,965)	148,857	198,660	30,049

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	450,984	290,771	20,679
Net realized gain (loss) on shares redeemed	63,870	3,471,639	84,303	15,188	6,927
Net change in unrealized appreciation (depreciation) on investments	846,671	28,407,454	1,608,893	1,262,297	132,865
NET GAIN (LOSS) ON INVESTMENTS	910,541	31,879,093	2,144,180	1,568,256	160,471

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$896,512	$31,512,128	$2,293,037	$1,766,916	$190,520

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$23,852,624	$27,432,465	$5,795,744	$10,734,684	$10,569,163
Net Assets	$23,852,624	$27,432,465	$5,795,744	$10,734,684	$10,569,163

NET ASSETS, representing:
Accumulation units	$23,852,624	$27,432,465	$5,795,744	$10,734,684	$10,569,163
	$23,852,624	$27,432,465	$5,795,744	$10,734,684	$10,569,163

Units outstanding	1,479,331	1,860,719	406,974	714,221	702,976

Portfolio shares held	1,575,471	2,237,558	500,929	939,167	884,449
Portfolio net asset value per share	$15.14	$12.26	$11.57	$11.43	$11.95
Investment in portfolio shares, at cost	$22,403,967	$25,715,912	$5,693,575	$10,670,036	$10,280,315

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$309,383	$382,492	$117,993	$179,292	$177,580

EXPENSES
Charges for mortality and expense risk	32,008	38,570	12,035	20,954	18,736
NET INVESTMENT INCOME (LOSS)	277,375	343,922	105,958	158,338	158,844

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	669,608	536,503	152,044	605,655	348,241
Net realized gain (loss) on shares redeemed	25,993	36,217	(517)	(19,582)	9,994
Net change in unrealized appreciation (depreciation) on investments	2,385,469	2,541,551	422,092	624,816	694,281
NET GAIN (LOSS) ON INVESTMENTS	3,081,070	3,114,271	573,619	1,210,889	1,052,516

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,358,445	$3,458,193	$679,577	$1,369,227	$1,211,360

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$79,616,168	$92,316,152	$51,563,017	$38,033,556	$29,980,953
Net Assets	$79,616,168	$92,316,152	$51,563,017	$38,033,556	$29,980,953

NET ASSETS, representing:
Accumulation units	$79,616,168	$92,316,152	$51,563,017	$38,033,556	$29,980,953
	$79,616,168	$92,316,152	$51,563,017	$38,033,556	$29,980,953

Units outstanding	4,202,468	4,932,045	3,978,675	2,344,482	2,163,793

Portfolio shares held	988,161	1,843,374	2,481,377	1,053,561	944,282
Portfolio net asset value per share	$80.57	$50.08	$20.78	$36.10	$31.75
Investment in portfolio shares, at cost	$73,674,025	$88,270,213	$48,387,089	$35,115,409	$30,460,300

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$497,696	$1,362,669	$683,123	$68,353	$177,879

EXPENSES
Charges for mortality and expense risk	125,542	163,108	95,142	62,417	49,694
NET INVESTMENT INCOME (LOSS)	372,154	1,199,561	587,981	5,936	128,185

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,705,638	7,019,789	1,050,827	2,682,741	2,150,350
Net realized gain (loss) on shares redeemed	28,927	(1,014)	34,092	(2,026)	(92,186)
Net change in unrealized appreciation (depreciation) on investments	8,598,271	7,431,529	6,630,327	4,610,071	2,245,295
NET GAIN (LOSS) ON INVESTMENTS	14,332,836	14,450,304	7,715,246	7,290,786	4,303,459

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,704,990	$15,649,865	$8,303,227	$7,296,722	$4,431,644
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
ASSETS
Investment in the portfolios, at fair value	$15,410,339	$5,023,731	$6,685,420	$2,125,279	$2,175,891
Net Assets	$15,410,339	$5,023,731	$6,685,420	$2,125,279	$2,175,891

NET ASSETS, representing:
Accumulation units	$15,410,339	$5,023,731	$6,685,420	$2,125,279	$2,175,891
	$15,410,339	$5,023,731	$6,685,420	$2,125,279	$2,175,891

Units outstanding	1,215,410	384,581	590,290	116,723	96,206

Portfolio shares held	968,595	267,078	613,341	46,978	138,064
Portfolio net asset value per share	$15.91	$18.81	$10.90	$45.24	$15.76
Investment in portfolio shares, at cost	$15,004,992	$5,325,875	$7,658,924	$2,164,853	$2,109,289

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$651,346	$87,317	$141,247	$18,780	$13,116

EXPENSES
Charges for mortality and expense risk	27,855	10,643	11,819	1,785	1,768
NET INVESTMENT INCOME (LOSS)	623,491	76,674	129,428	16,995	11,348

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	196,861	466,889	970,305	208,172	211,220
Net realized gain (loss) on shares redeemed	819	(26,160)	(59,872)	(6,578)	(1,787)
Net change in unrealized appreciation (depreciation) on investments	884,107	444,451	(318,629)	234,069	282,011
NET GAIN (LOSS) ON INVESTMENTS	1,081,787	885,180	591,804	435,663	491,444

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,705,278	$961,854	$721,232	$452,658	$502,792

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$7,448,994	$5,461,615	$36,135,259	$26,311,051	$23,786,502
Net Assets	$7,448,994	$5,461,615	$36,135,259	$26,311,051	$23,786,502

NET ASSETS, representing:
Accumulation units	$7,448,994	$5,461,615	$36,135,259	$26,311,051	$23,786,502
	$7,448,994	$5,461,615	$36,135,259	$26,311,051	$23,786,502

Units outstanding	376,162	239,305	3,102,684	1,666,735	1,555,673

Portfolio shares held	339,207	164,309	2,680,657	1,255,897	1,246,019
Portfolio net asset value per share	$21.96	$33.24	$13.48	$20.95	$19.09
Investment in portfolio shares, at cost	$7,584,491	$5,693,114	$35,204,995	$24,511,679	$25,619,981

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$114,981	$—	$1,028,200	$465,476	$390,697

EXPENSES
Charges for mortality and expense risk	5,959	4,806	64,190	45,122	49,437
NET INVESTMENT INCOME (LOSS)	109,022	(4,806)	964,010	420,354	341,260

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	740,756	1,027,843	—	979,671	2,325,988
Net realized gain (loss) on shares redeemed	(18,021)	8,916	16,507	13,537	(46,622)
Net change in unrealized appreciation (depreciation) on investments	611,240	117,714	1,501,336	3,648,107	1,552,076
NET GAIN (LOSS) ON INVESTMENTS	1,333,975	1,154,473	1,517,843	4,641,315	3,831,442

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,442,997	$1,149,667	$2,481,853	$5,061,669	$4,172,702

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
ASSETS
Investment in the portfolios, at fair value	$113,396,149	$20,991,914	$11,314,855	$47,341,716	$961,162
Net Assets	$113,396,149	$20,991,914	$11,314,855	$47,341,716	$961,162

NET ASSETS, representing:
Accumulation units	$113,396,149	$20,991,914	$11,314,855	$47,341,716	$961,162
	$113,396,149	$20,991,914	$11,314,855	$47,341,716	$961,162

Units outstanding	6,084,702	1,282,745	321,990	4,179,502	88,937

Portfolio shares held	358,429	1,567,731	468,912	2,206,045	10,675
Portfolio net asset value per share	$316.37	$13.39	$24.13	$21.46	$90.04
Investment in portfolio shares, at cost	$95,249,285	$20,923,043	$6,523,698	$41,891,529	$914,524

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$1,600,339	$382,371	$—	$—	$12,059

EXPENSES
Charges for mortality and expense risk	202,108	41,814	9,873	86,080	799
NET INVESTMENT INCOME (LOSS)	1,398,231	340,557	(9,873)	(86,080)	11,260

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,101,585	1,289,937	—	—	—
Net realized gain (loss) on shares redeemed	299,338	(38,026)	185,136	134,471	422
Net change in unrealized appreciation (depreciation) on investments	17,915,727	1,599,597	2,741,836	7,489,648	47,333
NET GAIN (LOSS) ON INVESTMENTS	19,316,650	2,851,508	2,926,972	7,624,119	47,755

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,714,881	$3,192,065	$2,917,099	$7,538,039	$59,015

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
ASSETS
Investment in the portfolios, at fair value	$2,695,006	$2,360,213
Net Assets	$2,695,006	$2,360,213

NET ASSETS, representing:
Accumulation units	$2,695,006	$2,360,213
	$2,695,006	$2,360,213

Units outstanding	227,719	226,760

Portfolio shares held	31,695	21,008
Portfolio net asset value per share	$85.03	$112.35
Investment in portfolio shares, at cost	$2,459,469	$2,301,522

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	1/1/2019	1/1/2019
	to	to
	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$6,655	$14,431

EXPENSES
Charges for mortality and expense risk	2,264	2,044
NET INVESTMENT INCOME (LOSS)	4,391	12,387

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	32,151	86,513
Net realized gain (loss) on shares redeemed	3,828	892
Net change in unrealized appreciation (depreciation) on investments	235,591	59,494
NET GAIN (LOSS) ON INVESTMENTS	271,570	146,899

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$275,961	$159,286

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$2,626,825	$(801,675)	$(258,854)	$(144,387)	$(149,191)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,650,097	4,320,458	448,882	5,750,861
Net change in unrealized appreciation (depreciation) on investments	—	17,327,066	22,225,891	8,317,934	1,937,061
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,626,825	19,175,488	26,287,495	8,622,429	7,538,731

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	522,586,977	11,593,108	7,113,215	6,718,488	3,442,219
Policy loans	(8,882,861)	(1,161,663)	(2,065,293)	(209,268)	(127,878)
Policy loan repayments and interest	2,471,094	860,151	924,280	239,036	22,039
Surrenders, withdrawals and death benefits	(28,412,348)	(2,559,226)	(4,210,345)	(736,056)	(4,081,432)
Net transfers between other subaccounts
or fixed rate option	(426,479,766)	13,154,091	3,407,869	11,539,003	(18,214,605)
Miscellaneous transactions	230,847	(270,094)	26,286	2,764	8,202
Other charges	(16,997,880)	(8,371,231)	(4,340,755)	(4,117,592)	(2,413,364)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	44,516,063	13,245,136	855,257	13,436,375	(21,364,819)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,142,888	32,420,624	27,142,752	22,058,804	(13,826,088)

NET ASSETS
Beginning of period	161,028,141	178,093,202	91,958,462	39,310,893	52,227,714
End of period	$208,171,029	$210,513,826	$119,101,214	$61,369,697	$38,401,626

Beginning units	81,635,045	44,191,680	29,983,207	2,597,584	6,711,530
Units issued	72,387,248	5,480,186	1,419,862	606,930	653,524
Units redeemed	(60,172,373)	(3,922,416)	(2,038,655)	(172,243)	(4,945,419)
Ending units	93,849,920	45,749,450	29,364,414	3,032,271	2,419,635

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(205,872)	$(149,815)	$(11,929)	$(2,345,576)	$(115,205)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,652,594	453,087	(163,509)	15,872,575	1,103,941
Net change in unrealized appreciation (depreciation) on investments	15,979,637	9,572,539	1,350,651	162,148,384	9,316,650
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,426,359	9,875,811	1,175,213	175,675,383	10,305,386

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,310,593	6,686,967	1,919,054	36,219,674	3,265,724
Policy loans	(1,335,510)	(993,094)	(182,272)	(5,135,105)	(710,296)
Policy loan repayments and interest	738,878	563,918	73,167	2,068,049	268,916
Surrenders, withdrawals and death benefits	(3,635,931)	(2,382,659)	(397,105)	(12,741,508)	(1,095,202)
Net transfers between other subaccounts
or fixed rate option	3,713,178	6,778,624	(84,822)	44,093,724	3,959,493
Miscellaneous transactions	4,092	(375)	537	(410,722)	14,029
Other charges	(3,121,797)	(3,625,359)	(683,251)	(22,464,666)	(1,660,847)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,673,503	7,028,022	645,308	41,629,446	4,041,817

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,099,862	16,903,833	1,820,521	217,304,829	14,347,203

NET ASSETS
Beginning of period	71,488,676	59,034,736	10,865,703	561,309,042	32,748,298
End of period	$91,588,538	$75,938,569	$12,686,224	$778,613,871	$47,095,501

Beginning units	6,371,734	15,645,904	2,102,513	134,382,955	12,526,781
Units issued	648,463	2,115,660	277,450	10,361,859	1,203,229
Units redeemed	(771,753)	(1,477,674)	(142,233)	(8,438,332)	(994,986)
Ending units	6,248,444	16,283,890	2,237,730	136,306,482	12,735,024

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(444,821)	$(421,852)	$(211,738)	$697,135	$(11,163)
Capital gains distributions received	—	—	—	1,651,449	297,497
Net realized gain (loss) on shares redeemed	661,933	7,136,302	2,266,769	(7,052)	39,287
Net change in unrealized appreciation (depreciation) on investments	4,093,731	39,723,368	6,794,526	6,924,807	505,805
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,310,843	46,437,818	8,849,557	9,266,339	831,426

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	9,992,836	2,092,710	74,801	89,597
Policy loans	(226,775)	(2,940,256)	(128,166)	(71,329)	(3,217)
Policy loan repayments and interest	179,141	1,189,498	37,001	11,362	9,250
Surrenders, withdrawals and death benefits	(7,130,648)	(5,662,265)	(271,590)	(35,457)	(24,595)
Net transfers between other subaccounts
or fixed rate option	22,845,965	10,209,213	(2,250,402)	(5,506,297)	15,177
Miscellaneous transactions	(4,515)	(4,405)	(56,810)	(268,186)	(217)
Other charges	(838,831)	(6,706,349)	(988,329)	(272,891)	(91,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	14,824,337	6,078,272	(1,565,586)	(6,067,997)	(5,705)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,135,180	52,516,090	7,283,971	3,198,342	825,721

NET ASSETS
Beginning of period	61,100,459	138,582,827	40,780,377	36,033,370	2,436,746
End of period	$80,235,639	$191,098,917	$48,064,348	$39,231,712	$3,262,467

Beginning units	14,778,484	40,407,531	3,929,170	22,353,184	1,566,334
Units issued	6,172,231	2,286,484	219,720	117,892	77,329
Units redeemed	(2,638,515)	(3,236,951)	(469,161)	(3,285,488)	(82,407)
Ending units	18,312,200	39,457,064	3,679,729	19,185,588	1,561,256

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(29,733)	$86,057	$(17,108)	$17,513	$16,683
Capital gains distributions received	505,899	344,854	333,963	77,593	269,595
Net realized gain (loss) on shares redeemed	130,330	110,017	(58,509)	3,242	(51,208)
Net change in unrealized appreciation (depreciation) on investments	1,156,547	826,104	324,015	93,094	438,136
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,763,043	1,367,032	582,361	191,442	673,206

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,270	64,829	66,217	28,154	1,803
Policy loans	(4,627)	(44,693)	(36,107)	—	—
Policy loan repayments and interest	5,101	2,473	19,205	—	1,053
Surrenders, withdrawals and death benefits	(108,483)	(69,418)	(56,256)	(6,788)	(32,140)
Net transfers between other subaccounts
or fixed rate option	(51,233)	(144,111)	(374,371)	2,033	105,714
Miscellaneous transactions	(3,577)	(550)	(97)	(1,387)	750
Other charges	(120,959)	(142,881)	(52,305)	(22,017)	(30,914)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(219,508)	(334,351)	(433,714)	(5)	46,266

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,543,535	1,032,681	148,647	191,437	719,472

NET ASSETS
Beginning of period	4,838,998	5,379,379	1,988,021	805,908	3,258,000
End of period	$6,382,533	$6,412,060	$2,136,668	$997,345	$3,977,472

Beginning units	2,119,144	1,589,573	1,189,624	343,816	1,103,285
Units issued	129,901	30,387	51,052	11,568	117,035
Units redeemed	(178,465)	(114,994)	(246,956)	(11,422)	(97,346)
Ending units	2,070,580	1,504,966	993,720	343,962	1,122,974

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,230)	$(226,443)	$(22,631)	$501	$532
Capital gains distributions received	105,963	—	—	5,358	1,797
Net realized gain (loss) on shares redeemed	(2,136)	2,361,792	347,168	(9,060)	(1,490)
Net change in unrealized appreciation (depreciation) on investments	13,034	16,719,466	4,028,958	75,149	8,281
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	115,631	18,854,815	4,353,495	71,948	9,120

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,842	7,573,866	2,845,716	7,820	2,743
Policy loans	—	(1,419,023)	(293,799)	—	—
Policy loan repayments and interest	437	877,121	118,940	702	702
Surrenders, withdrawals and death benefits	(27,300)	(3,367,043)	(519,010)	—	—
Net transfers between other subaccounts
or fixed rate option	25,942	9,771,746	967,022	(159,214)	(14,217)
Miscellaneous transactions	(211)	905	1,103	—	—
Other charges	(21,690)	(4,294,148)	(1,209,435)	(5,388)	(667)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,980)	9,143,424	1,910,537	(156,080)	(11,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	113,651	27,998,239	6,264,032	(84,132)	(2,319)

NET ASSETS
Beginning of period	541,992	81,039,305	14,419,256	347,141	52,513
End of period	$655,643	$109,037,544	$20,683,288	$263,009	$50,194

Beginning units	507,388	20,844,703	781,237	110,427	28,785
Units issued	35,227	1,822,883	161,365	1,956	1,627
Units redeemed	(37,594)	(1,356,870)	(44,762)	(45,233)	(7,165)
Ending units	505,021	21,310,716	897,840	67,150	23,247

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,464)	$(1,558)	$17,873	$(85)	$3,164
Capital gains distributions received	27,969	62,714	34,475	5,930	579,652
Net realized gain (loss) on shares redeemed	353,060	10,872	86,062	2,103	109,097
Net change in unrealized appreciation (depreciation) on investments	(123,975)	229,107	135,203	5,689	898,066
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	255,590	301,135	273,613	13,637	1,589,979

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,598	24,200	168	—	216,524
Policy loans	—	—	—	—	(102,255)
Policy loan repayments and interest	801	941	—	—	40,485
Surrenders, withdrawals and death benefits	(2,503)	(18,389)	(11,163)	(3,518)	(231,574)
Net transfers between other subaccounts
or fixed rate option	(893,983)	95,660	(251,190)	—	(24,681)
Miscellaneous transactions	(5,409)	2	(26)	(14)	(766)
Other charges	(15,400)	(17,255)	(11,845)	(4,598)	(135,617)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(904,896)	85,159	(274,056)	(8,130)	(237,884)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(649,306)	386,294	(443)	5,507	1,352,095

NET ASSETS
Beginning of period	1,009,577	853,204	1,256,716	37,088	4,621,770
End of period	$360,271	$1,239,498	$1,256,273	$42,595	$5,973,865

Beginning units	1,391,216	416,925	436,210	28,641	2,038,690
Units issued	13,349	59,176	104,798	—	61,161
Units redeemed	(1,038,481)	(27,066)	(183,661)	(4,930)	(146,286)
Ending units	366,084	449,035	357,347	23,711	1,953,565

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(265,368)	$127,739	$(55,520)	$(1,786)	$4,512
Capital gains distributions received	—	—	—	263,178	136,245
Net realized gain (loss) on shares redeemed	3,880,854	(70,337)	742,267	216,850	(22,355)
Net change in unrealized appreciation (depreciation) on investments	32,249,650	1,681,524	7,773,945	845,638	257,884
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	35,865,136	1,738,926	8,460,692	1,323,880	376,286

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,700,325	987,302	2,068,074	269,357	191,983
Policy loans	(1,889,144)	(79,607)	(563,626)	(17,023)	(53)
Policy loan repayments and interest	938,620	25,036	454,173	21	38
Surrenders, withdrawals and death benefits	(4,777,118)	(178,304)	(1,174,693)	(566,267)	(23,082)
Net transfers between other subaccounts
or fixed rate option	5,397,569	(13,601)	(515,313)	(40,445)	38,894
Miscellaneous transactions	4,112	(296)	2,412	160	(173)
Other charges	(4,600,741)	(358,279)	(985,249)	(190,752)	(101,390)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,773,623	382,251	(714,222)	(544,949)	106,217

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,638,759	2,121,177	7,746,470	778,931	482,503

NET ASSETS
Beginning of period	95,017,648	6,367,892	26,462,836	3,787,207	1,298,609
End of period	$133,656,407	$8,489,069	$34,209,306	$4,566,138	$1,781,112

Beginning units	25,486,985	1,455,252	11,257,271	125,709	49,215
Units issued	1,290,473	149,404	847,174	21,359	16,823
Units redeemed	(1,777,871)	(149,901)	(937,322)	(24,943)	(8,362)
Ending units	24,999,587	1,454,755	11,167,123	122,125	57,676

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$64,369	$57,804	$—	$—	$(6)
Capital gains distributions received	—	110,761	—	25	—
Net realized gain (loss) on shares redeemed	(2,864)	(4,521)	1	3	(722)
Net change in unrealized appreciation (depreciation) on investments	303,391	433,940	660	102	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	364,896	597,984	661	130	(728)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	182,716	251,801	216	75	—
Policy loans	(89)	—	—	—	—
Policy loan repayments and interest	66	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	508,963	156,636	—	—	239
Miscellaneous transactions	415	(223)	—	—	489
Other charges	(89,254)	(144,206)	(45)	(20)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	602,817	264,008	171	55	728

TOTAL INCREASE (DECREASE) IN NET ASSETS	967,713	861,992	832	185	—

NET ASSETS
Beginning of period	1,520,620	2,707,779	2,473	717	—
End of period	$2,488,333	$3,569,771	$3,305	$902	$—

Beginning units	101,924	124,725	765	278	—
Units issued	46,402	27,511	59	28	1,472,923
Units redeemed	(6,679)	(9,196)	(12)	(8)	(1,472,923)
Ending units	141,647	143,040	812	298	—
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7)	$112	$(7)	$5	$305
Capital gains distributions received	12	—	106	13	—
Net realized gain (loss) on shares redeemed	52	102,700	73	(28)	—
Net change in unrealized appreciation (depreciation) on investments	399	—	371	43	1,547
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	456	102,812	543	33	1,852

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	75	—	—	—	706
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	200,615	—	—	—
Miscellaneous transactions	—	(4,745)	—	—	—
Other charges	(346)	—	(448)	(46)	(348)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(271)	195,870	(448)	(46)	358

TOTAL INCREASE (DECREASE) IN NET ASSETS	185	298,682	95	(13)	2,210

NET ASSETS
Beginning of period	3,010	211,003	2,382	404	10,499
End of period	$3,195	$509,685	$2,477	$391	$12,709

Beginning units	510	49,861	689	171	5,376
Units issued	12	2,498,325	—	—	325
Units redeemed	(56)	(2,472,801)	(112)	(18)	(163)
Ending units	466	75,385	577	153	5,538

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$3	$(8)	$(7)	$(5)	$—
Capital gains distributions received	53	429	—	212	68
Net realized gain (loss) on shares redeemed	9	84	9	(2)	(1)
Net change in unrealized appreciation (depreciation) on investments	214	112	965	239	359
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	279	617	967	444	426

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	75	75	287	150	150
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(28)	(434)	(151)	(53)	(51)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	47	(359)	136	97	99

TOTAL INCREASE (DECREASE) IN NET ASSETS	326	258	1,103	541	525

NET ASSETS
Beginning of period	913	3,469	4,857	1,822	1,745
End of period	$1,239	$3,727	$5,960	$2,363	$2,270

Beginning units	573	975	2,299	533	522
Units issued	40	20	124	39	40
Units redeemed	(15)	(115)	(66)	(14)	(14)
Ending units	598	880	2,357	558	548

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$8,196	$(59)	$5	$(1)	$42
Capital gains distributions received	—	173	116	—	126
Net realized gain (loss) on shares redeemed	—	689	(2)	(78)	(11)
Net change in unrealized appreciation (depreciation) on investments	—	6,377	6	302	516
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,196	7,180	125	223	673

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	225	357	75	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(651,009)	—	—	—	—
Miscellaneous transactions	(182)	—	—	—	—
Other charges	(4,269)	(2,056)	(23)	(65)	(342)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(655,235)	(1,699)	52	(65)	(342)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(647,039)	5,481	177	158	331

NET ASSETS
Beginning of period	1,502,134	20,523	879	526	2,647
End of period	$855,095	$26,004	$1,056	$684	$2,978

Beginning units	1,413,055	4,051	440	590	945
Units issued	25,791,629	60	37	—	—
Units redeemed	(26,404,341)	(346)	(12)	(64)	(104)
Ending units	800,343	3,765	465	526	841

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3)	$—	$(20)	$(42)	$(4)
Capital gains distributions received	—	—	—	2,160	33
Net realized gain (loss) on shares redeemed	297	126	(6)	3	16
Net change in unrealized appreciation (depreciation) on investments	—	—	1,683	743	483
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	294	126	1,657	2,864	528

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	882	75
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(296)	(127)	—	—	—
Miscellaneous transactions	2	1	—	—	—
Other charges	—	—	(932)	(214)	(36)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(294)	(126)	(932)	668	39

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	725	3,532	567

NET ASSETS
Beginning of period	—	—	7,471	14,979	1,163
End of period	$—	$—	$8,196	$18,511	$1,730

Beginning units	—	—	2,409	3,670	281
Units issued	2,155,243	411,013	—	194	15
Units redeemed	(2,155,243)	(411,013)	(266)	(47)	(7)
Ending units	—	—	2,143	3,817	289

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$23	$73	$(119)	$(289)	$(60)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2)	24	20,527	75,533	11,908
Net change in unrealized appreciation (depreciation) on investments	81	1,885	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	102	1,982	20,408	75,244	11,848

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	75	706	—	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	(76,664)	558,026	(30,786)
Miscellaneous transactions	—	—	(1,291)	(3,018)	(244)
Other charges	(20)	(159)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	55	547	(77,955)	555,008	(31,030)

TOTAL INCREASE (DECREASE) IN NET ASSETS	157	2,529	(57,547)	630,252	(19,182)

NET ASSETS
Beginning of period	698	10,895	57,547	134,275	19,182
End of period	$855	$13,424	$—	$764,527	$—

Beginning units	410	5,167	9,589	10,512	4,385
Units issued	40	298	419,768	483,151	304,024
Units redeemed	(11)	(67)	(429,357)	(460,265)	(308,409)
Ending units	439	5,398	—	33,398	—

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$3	$14	$(225,994)	$(13,850)	$(22,089)
Capital gains distributions received	365	63	—	—	—
Net realized gain (loss) on shares redeemed	319	4	3,311,635	220,074	183,992
Net change in unrealized appreciation (depreciation) on investments	4,531	132	21,889,403	3,212,273	1,486,256
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,218	213	24,975,044	3,418,497	1,648,159

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	750	75	12,202,699	1,745,197	1,877,867
Policy loans	—	—	(1,202,886)	(303,080)	(265,247)
Policy loan repayments and interest	—	—	390,855	56,948	46,095
Surrenders, withdrawals and death benefits	—	—	(3,361,595)	(350,972)	(355,927)
Net transfers between other subaccounts
or fixed rate option	—	—	20,005,947	231,018	962,522
Miscellaneous transactions	—	—	6,287	4,138	(207)
Other charges	(1,154)	(26)	(6,348,711)	(689,209)	(845,997)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(404)	49	21,692,596	694,040	1,419,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,814	262	46,667,640	4,112,537	3,067,265

NET ASSETS
Beginning of period	18,486	932	82,095,197	10,829,722	11,003,743
End of period	$23,300	$1,194	$128,762,837	$14,942,259	$14,071,008

Beginning units	6,789	243	3,421,699	460,938	605,995
Units issued	238	17	1,411,514	48,147	123,585
Units redeemed	(370)	(6)	(234,545)	(23,757)	(52,344)
Ending units	6,657	254	4,598,668	485,328	677,236

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(23,354)	$(10,453)	$(55,239)	$(97,397)	$(57,568)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	168,798	189,438	354,094	1,020,761	879,611
Net change in unrealized appreciation (depreciation) on investments	3,123,286	1,835,109	6,749,540	10,482,088	6,842,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,268,730	2,014,094	7,048,395	11,405,452	7,664,768

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,060,229	1,521,795	4,652,459	4,600,600	2,380,072
Policy loans	(180,442)	(150,786)	(359,491)	(796,082)	(465,183)
Policy loan repayments and interest	46,463	62,543	89,997	470,600	191,412
Surrenders, withdrawals and death benefits	(333,479)	(439,097)	(580,258)	(1,546,815)	(726,030)
Net transfers between other subaccounts
or fixed rate option	5,964,536	213,580	8,604,575	3,746,450	2,289,375
Miscellaneous transactions	930	412	4,679	2,223	(291)
Other charges	(900,359)	(545,992)	(2,328,456)	(2,194,811)	(1,274,496)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	6,657,878	662,455	10,083,505	4,282,165	2,394,859

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,926,608	2,676,549	17,131,900	15,687,617	10,059,627

NET ASSETS
Beginning of period	10,482,086	8,927,118	21,264,159	37,509,087	23,847,431
End of period	$20,408,694	$11,603,667	$38,396,059	$53,196,704	$33,907,058

Beginning units	737,313	378,209	1,281,697	2,435,371	1,036,446
Units issued	583,531	48,267	751,906	468,273	204,553
Units redeemed	(47,790)	(22,816)	(88,806)	(151,951)	(67,775)
Ending units	1,273,054	403,660	1,944,797	2,751,693	1,173,224

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(62,123)	$(70,405)	$(25,793)	$(16,191)	$(62,322)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	336,193	1,207,530	38,012	(7,835)	280,433
Net change in unrealized appreciation (depreciation) on investments	8,966,637	6,922,319	563,836	2,484,012	7,822,445
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,240,707	8,059,444	576,055	2,459,986	8,040,556

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,489,513	2,863,162	2,008,515	2,270,328	5,214,605
Policy loans	(262,509)	(522,489)	(97,991)	(353,334)	(254,249)
Policy loan repayments and interest	32,371	278,003	37,529	109,814	83,143
Surrenders, withdrawals and death benefits	(449,649)	(1,405,537)	(361,502)	(561,923)	(596,800)
Net transfers between other subaccounts
or fixed rate option	12,666,551	2,235,019	5,220,239	170,991	7,757,742
Miscellaneous transactions	6,684	1,403	(295)	417	3,301
Other charges	(2,701,046)	(1,284,767)	(1,196,383)	(805,425)	(2,361,497)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	14,781,915	2,164,794	5,610,112	830,868	9,846,245

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,022,622	10,224,238	6,186,167	3,290,854	17,886,801

NET ASSETS
Beginning of period	20,170,398	26,824,901	10,815,592	14,359,988	23,947,623
End of period	$44,193,020	$37,049,139	$17,001,759	$17,650,842	$41,834,424

Beginning units	1,115,515	1,101,940	909,845	1,042,017	1,628,440
Units issued	809,028	149,975	592,902	109,148	733,130
Units redeemed	(43,749)	(80,693)	(76,760)	(54,046)	(68,851)
Ending units	1,880,794	1,171,222	1,425,987	1,097,119	2,292,719

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(41,647)	$(19,184)	$2,768	$190,985	$15,831
Capital gains distributions received	—	—	143,627	979,356	47,290
Net realized gain (loss) on shares redeemed	181,080	16,942	7,492	(40,592)	(1,895)
Net change in unrealized appreciation (depreciation) on investments	5,135,700	92,534	385,118	1,245,274	381,913
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,275,133	90,292	539,005	2,375,023	443,139

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,536,338	1,532,045	403,369	1,690,405	316,384
Policy loans	(239,219)	(81,693)	(31,309)	(91,149)	(34,122)
Policy loan repayments and interest	81,321	22,520	5,372	19,781	1,769
Surrenders, withdrawals and death benefits	(442,943)	(135,816)	(26,162)	(892,800)	(36,371)
Net transfers between other subaccounts
or fixed rate option	4,461,327	2,363,884	435,311	(8,301)	270,577
Miscellaneous transactions	301	(352)	979	(2,982)	98
Other charges	(1,593,050)	(757,675)	(197,495)	(555,927)	(143,198)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	5,804,075	2,942,913	590,065	159,027	375,137

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,079,208	3,033,205	1,129,070	2,534,050	818,276

NET ASSETS
Beginning of period	17,341,325	8,428,742	1,916,100	8,008,841	1,206,520
End of period	$28,420,533	$11,461,947	$3,045,170	$10,542,891	$2,024,796

Beginning units	1,488,145	717,354	136,404	328,619	75,217
Units issued	638,737	329,794	50,796	50,795	29,148
Units redeemed	(145,977)	(61,012)	(10,440)	(44,166)	(7,246)
Ending units	1,980,905	986,136	176,760	335,248	97,119

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$19,514	$681,998	$(119,820)	$(92,609)	$(108,770)
Capital gains distributions received	670,775	51,986	—	—	—
Net realized gain (loss) on shares redeemed	(462)	78,894	541,075	235,772	1,985,354
Net change in unrealized appreciation (depreciation) on investments	903,797	2,759,271	4,072,458	6,524,151	11,401,885
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,593,624	3,572,149	4,493,713	6,667,314	13,278,469

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,424,793	2,938,106	4,086,191	4,856,567	6,110,540
Policy loans	(89,885)	(196,170)	(647,668)	(194,502)	(2,294,155)
Policy loan repayments and interest	24,233	44,060	625,883	32,827	464,605
Surrenders, withdrawals and death benefits	(73,895)	(259,033)	(1,977,838)	(534,734)	(2,832,048)
Net transfers between other subaccounts
or fixed rate option	2,724,422	3,319,080	2,546,581	10,638,341	1,273,408
Miscellaneous transactions	4,092	(112)	(1,053)	2,134	(2,774)
Other charges	(782,328)	(1,388,964)	(2,351,737)	(2,804,204)	(2,766,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,231,432	4,456,967	2,280,359	11,996,429	(46,743)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,825,056	8,029,116	6,774,072	18,663,743	13,231,726

NET ASSETS
Beginning of period	5,697,238	13,106,806	50,072,190	27,705,328	65,309,418
End of period	$10,522,294	$21,135,922	$56,846,262	$46,369,071	$78,541,144

Beginning units	442,190	899,000	3,996,939	1,216,049	3,679,645
Units issued	395,802	369,598	525,494	521,482	346,159
Units redeemed	(145,853)	(41,643)	(314,363)	(49,132)	(304,797)
Ending units	692,139	1,226,955	4,208,070	1,688,399	3,721,007

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(347,279)	$(71,765)	$(21,960)	$(119,290)	$(32,557)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,373,345	566,986	78,471	614,957	130,034
Net change in unrealized appreciation (depreciation) on investments	29,128,993	3,886,406	1,496,692	7,517,697	2,361,294
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,155,059	4,381,627	1,553,203	8,013,364	2,458,771

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,333,106	2,899,859	1,569,926	7,064,629	1,961,778
Policy loans	(2,542,883)	(396,172)	(67,454)	(483,732)	(182,324)
Policy loan repayments and interest	1,693,501	319,188	8,895	117,329	23,505
Surrenders, withdrawals and death benefits	(6,904,015)	(1,171,797)	(77,038)	(571,968)	(265,133)
Net transfers between other subaccounts
or fixed rate option	17,686,656	1,044,993	1,662,031	10,062,709	3,330,078
Miscellaneous transactions	12,698	(1,437)	1,306	(409)	672
Other charges	(11,567,306)	(1,854,381)	(766,216)	(3,947,673)	(1,103,302)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	19,711,757	840,253	2,331,450	12,240,885	3,765,274

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,866,816	5,221,880	3,884,653	20,254,249	6,224,045

NET ASSETS
Beginning of period	160,881,757	29,901,763	7,168,294	38,174,053	10,296,109
End of period	$212,748,573	$35,123,643	$11,052,947	$58,428,302	$16,520,154

Beginning units	8,849,895	1,889,435	352,377	1,663,510	437,489
Units issued	1,512,626	190,186	122,965	662,956	163,408
Units redeemed	(541,503)	(141,276)	(21,427)	(184,716)	(23,420)
Ending units	9,821,018	1,938,345	453,915	2,141,750	577,477

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(14,029)	$(366,965)	$148,857	$198,660	$30,049
Capital gains distributions received	—	—	450,984	290,771	20,679
Net realized gain (loss) on shares redeemed	63,870	3,471,639	84,303	15,188	6,927
Net change in unrealized appreciation (depreciation) on investments	846,671	28,407,454	1,608,893	1,262,297	132,865
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	896,512	31,512,128	2,293,037	1,766,916	190,520

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,017,011	19,350,474	2,277,942	1,673,327	313,840
Policy loans	(57,559)	(4,102,420)	(42,369)	(49,016)	(28,824)
Policy loan repayments and interest	8,640	1,633,295	12,894	4,745	9,947
Surrenders, withdrawals and death benefits	(120,721)	(9,284,173)	(360,449)	(24,096)	(1,762)
Net transfers between other subaccounts
or fixed rate option	656,405	4,048,720	2,557,725	3,990,666	880,729
Miscellaneous transactions	387	(5,867)	2,114	360	123
Other charges	(508,939)	(9,286,976)	(1,079,940)	(1,104,276)	(192,425)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	995,224	2,353,053	3,367,917	4,491,710	981,628

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,891,736	33,865,181	5,660,954	6,258,626	1,172,148

NET ASSETS
Beginning of period	4,602,977	180,505,378	8,635,455	9,603,094	1,376,363
End of period	$6,494,713	$214,370,559	$14,296,409	$15,861,720	$2,548,511

Beginning units	240,782	13,714,235	596,718	844,208	124,636
Units issued	67,048	1,086,804	332,108	423,010	100,796
Units redeemed	(19,311)	(927,531)	(85,449)	(47,363)	(15,700)
Ending units	288,519	13,873,508	843,377	1,219,855	209,732
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$277,375	$343,922	$105,958	$158,338	$158,844
Capital gains distributions received	669,608	536,503	152,044	605,655	348,241
Net realized gain (loss) on shares redeemed	25,993	36,217	(517)	(19,582)	9,994
Net change in unrealized appreciation (depreciation) on investments	2,385,469	2,541,551	422,092	624,816	694,281
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,358,445	3,458,193	679,577	1,369,227	1,211,360

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,050,618	3,060,134	714,389	1,425,831	2,185,451
Policy loans	(130,176)	(33,726)	(17,422)	(33,351)	(30,107)
Policy loan repayments and interest	19,423	946,621	1,116	12,112	6,779
Surrenders, withdrawals and death benefits	(448,721)	(143,442)	(32,406)	(155,207)	(122,638)
Net transfers between other subaccounts
or fixed rate option	5,917,647	6,538,865	1,007,180	1,377,597	1,552,202
Miscellaneous transactions	3,495	597	(3,639)	85	(561)
Other charges	(1,772,971)	(1,646,099)	(522,045)	(792,629)	(847,527)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	7,639,315	8,722,950	1,147,173	1,834,438	2,743,599

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,997,760	12,181,143	1,826,750	3,203,665	3,954,959

NET ASSETS
Beginning of period	12,854,864	15,251,322	3,968,994	7,531,019	6,614,204
End of period	$23,852,624	$27,432,465	$5,795,744	$10,734,684	$10,569,163

Beginning units	934,525	1,195,783	318,737	585,311	511,227
Units issued	632,504	734,296	164,349	195,390	299,102
Units redeemed	(87,698)	(69,360)	(76,112)	(66,480)	(107,353)
Ending units	1,479,331	1,860,719	406,974	714,221	702,976

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$372,154	$1,199,561	$587,981	$5,936	$128,185
Capital gains distributions received	5,705,638	7,019,789	1,050,827	2,682,741	2,150,350
Net realized gain (loss) on shares redeemed	28,927	(1,014)	34,092	(2,026)	(92,186)
Net change in unrealized appreciation (depreciation) on investments	8,598,271	7,431,529	6,630,327	4,610,071	2,245,295
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,704,990	15,649,865	8,303,227	7,296,722	4,431,644

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,560,057	10,284,562	5,880,346	5,283,049	4,409,982
Policy loans	(336,964)	(297,261)	(249,575)	(194,022)	(76,255)
Policy loan repayments and interest	93,060	133,517	91,468	87,362	32,726
Surrenders, withdrawals and death benefits	(410,547)	(656,958)	(152,213)	(314,266)	(177,821)
Net transfers between other subaccounts
or fixed rate option	24,622,695	22,489,457	8,499,445	9,143,230	6,917,241
Miscellaneous transactions	220	(3,067)	(4,040)	2,398	(272)
Other charges	(4,861,031)	(5,459,266)	(2,844,569)	(2,536,219)	(2,056,346)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	28,667,490	26,490,984	11,220,862	11,471,532	9,049,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,372,480	42,140,849	19,524,089	18,768,254	13,480,899

NET ASSETS
Beginning of period	36,243,688	50,175,303	32,038,928	19,265,302	16,500,054
End of period	$79,616,168	$92,316,152	$51,563,017	$38,033,556	$29,980,953

Beginning units	2,486,839	3,376,843	3,038,433	1,544,346	1,460,392
Units issued	1,807,081	1,678,873	1,260,889	853,681	772,774
Units redeemed	(91,452)	(123,671)	(320,647)	(53,545)	(69,373)
Ending units	4,202,468	4,932,045	3,978,675	2,344,482	2,163,793

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$623,491	$76,674	$129,428	$16,995	$11,348
Capital gains distributions received	196,861	466,889	970,305	208,172	211,220
Net realized gain (loss) on shares redeemed	819	(26,160)	(59,872)	(6,578)	(1,787)
Net change in unrealized appreciation (depreciation) on investments	884,107	444,451	(318,629)	234,069	282,011
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,705,278	961,854	721,232	452,658	502,792

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,956,727	(3,372)	897,871	400,882	299,483
Policy loans	(157,503)	(25,762)	(55,747)	(7,899)	(19,111)
Policy loan repayments and interest	18,087	—	7,921	648	9,622
Surrenders, withdrawals and death benefits	(62,508)	(43,446)	(91,801)	(29,736)	(34,163)
Net transfers between other subaccounts
or fixed rate option	3,622,956	(78,881)	1,752,168	77,918	107,613
Miscellaneous transactions	503	(346)	2,038	(503)	(456)
Other charges	(1,098,087)	(275,744)	(500,075)	(126,735)	(104,828)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	4,280,175	(427,551)	2,012,375	314,575	258,160

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,985,453	534,303	2,733,607	767,233	760,952

NET ASSETS
Beginning of period	9,424,886	4,489,428	3,951,813	1,358,046	1,414,939
End of period	$15,410,339	$5,023,731	$6,685,420	$2,125,279	$2,175,891

Beginning units	857,554	419,904	399,778	97,577	83,595
Units issued	406,173	429	225,946	28,454	20,346
Units redeemed	(48,317)	(35,752)	(35,434)	(9,308)	(7,735)
Ending units	1,215,410	384,581	590,290	116,723	96,206

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$109,022	$(4,806)	$964,010	$420,354	$341,260
Capital gains distributions received	740,756	1,027,843	—	979,671	2,325,988
Net realized gain (loss) on shares redeemed	(18,021)	8,916	16,507	13,537	(46,622)
Net change in unrealized appreciation (depreciation) on investments	611,240	117,714	1,501,336	3,648,107	1,552,076
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,442,997	1,149,667	2,481,853	5,061,669	4,172,702

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,399,821	969,815	4,290,373	3,408,807	2,378,646
Policy loans	(116,738)	(58,511)	(98,513)	(75,005)	(33,260)
Policy loan repayments and interest	8,706	17,491	66,915	33,231	26,118
Surrenders, withdrawals and death benefits	(143,079)	(192,752)	(207,666)	(126,204)	(149,578)
Net transfers between other subaccounts
or fixed rate option	839,259	334,947	11,783,840	4,964,957	3,770,407
Miscellaneous transactions	(1,147)	21	785	3,198	(916)
Other charges	(433,753)	(353,833)	(2,468,407)	(1,746,273)	(1,522,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,553,069	717,178	13,367,327	6,462,711	4,468,653

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,996,066	1,866,845	15,849,180	11,524,380	8,641,355

NET ASSETS
Beginning of period	4,452,928	3,594,770	20,286,079	14,786,671	15,145,147
End of period	$7,448,994	$5,461,615	$36,135,259	$26,311,051	$23,786,502

Beginning units	288,219	205,107	1,912,989	1,211,045	1,236,940
Units issued	108,781	54,941	1,263,114	508,362	353,617
Units redeemed	(20,838)	(20,743)	(73,419)	(52,672)	(34,884)
Ending units	376,162	239,305	3,102,684	1,666,735	1,555,673

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$1,398,231	$340,557	$(9,873)	$(86,080)	$11,260
Capital gains distributions received	1,101,585	1,289,937	—	—	—
Net realized gain (loss) on shares redeemed	299,338	(38,026)	185,136	134,471	422
Net change in unrealized appreciation (depreciation) on investments	17,915,727	1,599,597	2,741,836	7,489,648	47,333
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,714,881	3,192,065	2,917,099	7,538,039	59,015

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,789,883	2,021,248	1,283,480	4,028,650	19,849
Policy loans	(183,131)	(115,867)	(246,359)	(709,643)	—
Policy loan repayments and interest	35,893	22,409	40,347	495,596	—
Surrenders, withdrawals and death benefits	(560,779)	(126,266)	(224,599)	(1,486,640)	(8)
Net transfers between other subaccounts
or fixed rate option	38,661,443	4,161,139	241,682	2,257,254	875,724
Miscellaneous transactions	58,625	(347)	(735)	(731)	265
Other charges	(5,817,394)	(1,289,303)	(508,570)	(1,911,442)	(23,232)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	39,984,540	4,673,013	585,246	2,673,044	872,598

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,699,421	7,865,078	3,502,345	10,211,083	931,613

NET ASSETS
Beginning of period	52,696,728	13,126,836	7,812,510	37,130,633	29,549
End of period	$113,396,149	$20,991,914	$11,314,855	$47,341,716	$961,162

Beginning units	3,695,542	971,192	303,055	3,927,384	3,300
Units issued	2,516,636	375,320	35,935	529,913	87,083
Units redeemed	(127,476)	(63,767)	(17,000)	(277,795)	(1,446)
Ending units	6,084,702	1,282,745	321,990	4,179,502	88,937

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	1/1/2019	1/1/2019
	to	to
	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$4,391	$12,387
Capital gains distributions received	32,151	86,513
Net realized gain (loss) on shares redeemed	3,828	892
Net change in unrealized appreciation (depreciation) on investments	235,591	59,494
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	275,961	159,286

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	197,350	143,304
Policy loans	—	(24)
Policy loan repayments and interest	54	171
Surrenders, withdrawals and death benefits	(88)	(354)
Net transfers between other subaccounts
or fixed rate option	2,342,554	2,072,516
Miscellaneous transactions	117	(673)
Other charges	(142,572)	(94,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,397,415	2,120,804

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,673,376	2,280,090

NET ASSETS
Beginning of period	21,630	80,123
End of period	$2,695,006	$2,360,213

Beginning units	2,521	9,649
Units issued	232,376	219,360
Units redeemed	(7,178)	(2,249)
Ending units	227,719	226,760

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,809,693	$(682,380)	$(256,110)	$(105,946)	$(266,119)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,495,038	4,957,927	550,038	1,379,727
Net change in unrealized appreciation (depreciation) on investments	—	(1,218,803)	(9,495,721)	(2,392,157)	(2,740,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,809,693	(406,145)	(4,793,904)	(1,948,065)	(1,626,531)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	378,910,539	7,982,803	6,573,591	4,977,469	2,402,100
Policy loans	(11,217,758)	(5,050,554)	(2,170,395)	(164,547)	(83,659)
Policy loan repayments and interest	1,191,606	718,343	873,431	63,377	28,564
Surrenders, withdrawals and death benefits	(25,739,267)	(6,702,065)	(4,471,186)	(654,203)	(4,753,107)
Net transfers between other subaccounts
or fixed rate option	(354,246,996)	36,075,031	922,942	9,668,553	5,555,970
Miscellaneous transactions	138,251	2,580	31,616	6,728	(24,965)
Other charges	(11,355,131)	(6,060,341)	(3,871,996)	(3,057,338)	(1,861,929)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(22,318,756)	26,965,797	(2,111,997)	10,840,039	1,262,974

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,509,063)	26,559,652	(6,905,901)	8,891,974	(363,557)

NET ASSETS
Beginning of period	181,537,204	151,533,550	98,864,363	30,418,919	52,591,271
End of period	$161,028,141	$178,093,202	$91,958,462	$39,310,893	$52,227,714

Beginning units	97,241,502	41,154,472	30,912,143	2,374,115	7,399,461
Units issued	57,170,709	8,527,580	1,403,468	692,372	1,123,296
Units redeemed	(72,777,166)	(5,490,372)	(2,332,404)	(468,903)	(1,811,227)
Ending units	81,635,045	44,191,680	29,983,207	2,597,584	6,711,530

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(214,891)	$1,327,762	$(13,421)	$(2,187,237)	$(101,624)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,037,311	53,941	(212,399)	16,886,481	1,015,357
Net change in unrealized appreciation (depreciation) on investments	(10,784,125)	(2,333,798)	(2,145,731)	(44,464,140)	(3,613,641)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,961,705)	(952,095)	(2,371,551)	(29,764,896)	(2,699,908)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,035,770	5,288,760	2,130,824	27,246,471	2,346,058
Policy loans	(1,402,325)	(934,163)	(339,648)	(8,805,240)	(595,950)
Policy loan repayments and interest	737,525	593,516	176,527	5,937,213	378,769
Surrenders, withdrawals and death benefits	(3,036,808)	(1,725,747)	(378,191)	(13,143,203)	(1,055,698)
Net transfers between other subaccounts
or fixed rate option	(1,080,033)	9,506,635	(526,796)	19,186,893	3,588,064
Miscellaneous transactions	2,120	2,075	1,858	38,877	(1,429)
Other charges	(2,805,020)	(2,927,896)	(773,496)	(17,118,078)	(1,163,532)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,548,771)	9,803,180	291,078	13,342,933	3,496,282

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,510,476)	8,851,085	(2,080,473)	(16,421,963)	796,374

NET ASSETS
Beginning of period	81,999,152	50,183,651	12,946,176	577,731,005	31,951,924
End of period	$71,488,676	$59,034,736	$10,865,703	$561,309,042	$32,748,298

Beginning units	7,198,759	14,713,220	2,039,981	135,770,200	12,342,302
Units issued	393,640	2,224,242	336,378	9,120,873	1,067,252
Units redeemed	(1,220,665)	(1,291,558)	(273,846)	(10,508,118)	(882,773)
Ending units	6,371,734	15,645,904	2,102,513	134,382,955	12,526,781

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(405,963)	$(382,485)	$(226,579)	$312,665	$(8,284)
Capital gains distributions received	—	—	—	3,920,626	134,378
Net realized gain (loss) on shares redeemed	391,214	6,025,999	789,059	197,837	184,788
Net change in unrealized appreciation (depreciation) on investments	(138,182)	(7,683,032)	(5,181,750)	(10,645,219)	(374,317)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(152,931)	(2,039,518)	(4,619,270)	(6,214,091)	(63,435)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	8,159,304	1,920,503	57,608	85,829
Policy loans	(2,110,686)	(2,658,146)	(153,235)	(33,156)	(20,107)
Policy loan repayments and interest	175,862	1,029,743	54,014	3,952	5,953
Surrenders, withdrawals and death benefits	(6,093,665)	(5,048,006)	(234,819)	(258,848)	(102,916)
Net transfers between other subaccounts
or fixed rate option	(2,668,460)	11,148,232	838,008	(423,061)	(189,915)
Miscellaneous transactions	20,306	27,967	9,052	6,108	377
Other charges	(987,606)	(5,366,804)	(1,064,624)	(262,499)	(89,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(11,664,249)	7,292,290	1,368,899	(909,896)	(310,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,817,180)	5,252,772	(3,250,371)	(7,123,987)	(373,991)

NET ASSETS
Beginning of period	72,917,639	133,330,055	44,030,748	43,157,357	2,810,737
End of period	$61,100,459	$138,582,827	$40,780,377	$36,033,370	$2,436,746

Beginning units	17,641,592	40,829,888	3,901,820	22,876,741	1,748,231
Units issued	1,057,592	2,442,864	306,435	284,411	176,455
Units redeemed	(3,920,700)	(2,865,221)	(279,085)	(807,968)	(358,352)
Ending units	14,778,484	40,407,531	3,929,170	22,353,184	1,566,334

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(21,525)	$59,442	$(16,506)	$15,437	$13,973
Capital gains distributions received	339,815	377	228,984	66,329	442,310
Net realized gain (loss) on shares redeemed	267,721	127,217	(16,814)	4,208	25,608
Net change in unrealized appreciation (depreciation) on investments	(514,027)	(748,823)	(314,951)	(146,800)	(1,063,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,984	(561,787)	(119,287)	(60,826)	(581,248)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,749	89,589	62,672	7,425	1,664
Policy loans	(31,392)	(20,722)	(68,443)	—	(10,530)
Policy loan repayments and interest	6,577	1,826	10,604	—	160
Surrenders, withdrawals and death benefits	(181,712)	(63,706)	(177,927)	—	—
Net transfers between other subaccounts
or fixed rate option	466,791	49,562	88,618	—	256,948
Miscellaneous transactions	(23)	(1,474)	(2,692)	25	30
Other charges	(119,516)	(137,932)	(49,764)	(20,926)	(29,988)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	206,474	(82,857)	(136,932)	(13,476)	218,284

TOTAL INCREASE (DECREASE) IN NET ASSETS	278,458	(644,644)	(256,219)	(74,302)	(362,964)

NET ASSETS
Beginning of period	4,560,540	6,024,023	2,244,240	880,210	3,620,964
End of period	$4,838,998	$5,379,379	$1,988,021	$805,908	$3,258,000

Beginning units	2,065,252	1,602,988	1,262,162	349,026	1,034,201
Units issued	387,292	89,828	90,567	2,855	181,873
Units redeemed	(333,400)	(103,243)	(163,105)	(8,065)	(112,789)
Ending units	2,119,144	1,589,573	1,189,624	343,816	1,103,285

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,388)	$(211,265)	$(17,734)	$1,094	$852
Capital gains distributions received	116,584	—	—	57,775	2,000
Net realized gain (loss) on shares redeemed	10,662	2,758,922	622,850	5,858	(2,367)
Net change in unrealized appreciation (depreciation) on investments	(254,578)	(15,588,964)	(1,477,096)	(94,875)	(6,422)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(128,720)	(13,041,307)	(871,980)	(30,148)	(5,937)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,004	5,928,122	2,611,389	6,692	3,176
Policy loans	—	(1,572,670)	(432,704)	(7,966)	(6,021)
Policy loan repayments and interest	1,796	942,189	136,880	107	107
Surrenders, withdrawals and death benefits	(13,492)	(3,958,569)	(598,560)	—	—
Net transfers between other subaccounts
or fixed rate option	(13,355)	8,709,754	712,742	(2,405)	(42,780)
Miscellaneous transactions	37	5,498	(2,897)	(15)	—
Other charges	(25,233)	(3,378,460)	(1,116,646)	(5,575)	(859)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(33,243)	6,675,864	1,310,204	(9,162)	(46,377)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(161,963)	(6,365,443)	438,224	(39,310)	(52,314)

NET ASSETS
Beginning of period	703,955	87,404,748	13,981,032	386,451	104,827
End of period	$541,992	$81,039,305	$14,419,256	$347,141	$52,513

Beginning units	532,255	20,758,701	684,859	112,109	51,036
Units issued	11,541	1,505,303	169,256	14,957	1,564
Units redeemed	(36,408)	(1,419,301)	(72,878)	(16,639)	(23,815)
Ending units	507,388	20,844,703	781,237	110,427	28,785

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,315)	$(517)	$20,337	$(88)	$5,532
Capital gains distributions received	51,571	44,451	33,603	6,401	260,116
Net realized gain (loss) on shares redeemed	32,020	57,043	114,088	1,543	278,747
Net change in unrealized appreciation (depreciation) on investments	(80,170)	(116,587)	(168,412)	(10,198)	(651,104)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,106	(15,610)	(384)	(2,342)	(106,709)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,229	21,232	16,731	—	220,548
Policy loans	(10,309)	(1,734)	—	—	(219,092)
Policy loan repayments and interest	1,752	1,347	—	—	251,117
Surrenders, withdrawals and death benefits	—	—	(392,391)	—	(586,453)
Net transfers between other subaccounts
or fixed rate option	(52,275)	85,236	19,548	—	(172,248)
Miscellaneous transactions	(48)	(628)	5,761	—	1,417
Other charges	(21,808)	(15,560)	(17,640)	(4,465)	(132,938)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(72,459)	89,893	(367,991)	(4,465)	(637,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,353)	74,283	(368,375)	(6,807)	(744,358)

NET ASSETS
Beginning of period	1,080,930	778,921	1,625,091	43,895	5,366,128
End of period	$1,009,577	$853,204	$1,256,716	$37,088	$4,621,770

Beginning units	1,479,733	377,337	565,363	31,697	2,294,080
Units issued	13,043	253,757	143,156	—	123,491
Units redeemed	(101,560)	(214,169)	(272,309)	(3,056)	(378,881)
Ending units	1,391,216	416,925	436,210	28,641	2,038,690

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(235,577)	$114,353	$(52,624)	$(831)	$4,152
Capital gains distributions received	—	—	—	448,368	282,423
Net realized gain (loss) on shares redeemed	3,016,394	(70,393)	571,301	124,993	10,996
Net change in unrealized appreciation (depreciation) on investments	(11,103,180)	(1,157,106)	(4,479,913)	(776,031)	(503,162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,322,363)	(1,113,146)	(3,961,236)	(203,501)	(205,591)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,253,293	853,337	2,014,013	126,255	69,247
Policy loans	(2,173,656)	(220,098)	(542,421)	—	(63)
Policy loan repayments and interest	1,159,917	36,555	351,776	29	463
Surrenders, withdrawals and death benefits	(4,061,154)	(191,969)	(1,207,191)	(32,006)	(30,275)
Net transfers between other subaccounts
or fixed rate option	4,653,778	(615,779)	1,157,747	16,866	144,568
Miscellaneous transactions	8,925	(753)	853	(2,047)	277
Other charges	(3,934,355)	(393,605)	(985,888)	(145,229)	(66,404)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,906,748	(532,312)	788,889	(36,132)	117,813

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,415,615)	(1,645,458)	(3,172,347)	(239,633)	(87,778)

NET ASSETS
Beginning of period	100,433,263	8,013,350	29,635,183	4,026,840	1,386,387
End of period	$95,017,648	$6,367,892	$26,462,836	$3,787,207	$1,298,609

Beginning units	25,777,683	1,455,770	11,070,744	110,185	38,957
Units issued	1,401,134	357,911	1,096,744	31,390	13,841
Units redeemed	(1,691,832)	(358,429)	(910,217)	(15,866)	(3,583)
Ending units	25,486,985	1,455,252	11,257,271	125,709	49,215

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$25,544	$43,736	$6	$—	$(4)
Capital gains distributions received	—	218,709	—	—	—
Net realized gain (loss) on shares redeemed	38,962	21,983	4	5	262
Net change in unrealized appreciation (depreciation) on investments	(429,343)	(651,545)	(574)	(160)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(364,837)	(367,117)	(564)	(155)	258

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	55,721	104,099	216	75	—
Policy loans	(3,341)	—	—	—	—
Policy loan repayments and interest	834	—	—	—	—
Surrenders, withdrawals and death benefits	(3,220)	(2,854)	—	—	—
Net transfers between other subaccounts
or fixed rate option	(160,302)	346,979	—	—	(131)
Miscellaneous transactions	245	55	—	—	(127)
Other charges	(57,928)	(100,567)	(45)	(21)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(167,991)	347,712	171	54	(258)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(532,828)	(19,405)	(393)	(101)	—

NET ASSETS
Beginning of period	2,053,448	2,727,184	2,866	818	—
End of period	$1,520,620	$2,707,779	$2,473	$717	$—

Beginning units	103,442	95,398	720	261	—
Units issued	22,040	40,194	56	24	1,856,467
Units redeemed	(23,558)	(10,867)	(11)	(7)	(1,856,467)
Ending units	101,924	124,725	765	278	—

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(8)	$(561)	$(7)	$8	$265
Capital gains distributions received	—	113,799	145	—	—
Net realized gain (loss) on shares redeemed	62	(264,300)	55	(33)	38
Net change in unrealized appreciation (depreciation) on investments	(275)	57	(157)	(78)	(2,048)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(221)	(151,005)	36	(103)	(1,745)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	75	283	—	—	706
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(18,667)	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	88,727	—	—	—
Miscellaneous transactions	—	(10,640)	—	—	—
Other charges	(332)	(841)	(379)	(98)	(547)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(257)	58,862	(379)	(98)	159

TOTAL INCREASE (DECREASE) IN NET ASSETS	(478)	(92,143)	(343)	(201)	(1,586)

NET ASSETS
Beginning of period	3,488	303,146	2,725	605	12,085
End of period	$3,010	$211,003	$2,382	$404	$10,499

Beginning units	550	60,376	792	204	5,300
Units issued	9	3,624,353	—	—	318
Units redeemed	(49)	(3,634,868)	(103)	(33)	(242)
Ending units	510	49,861	689	171	5,376

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$27	$(9)	$(14)	$(4)	$(2)
Capital gains distributions received	—	223	—	176	256
Net realized gain (loss) on shares redeemed	3,698	87	18	3	3
Net change in unrealized appreciation (depreciation) on investments	(3,585)	(146)	(653)	(431)	(530)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	140	155	(649)	(256)	(273)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	358	75	287	150	150
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,337)	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(553)	(380)	(219)	(53)	(50)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(11,532)	(305)	68	97	100

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,392)	(150)	(581)	(159)	(173)

NET ASSETS
Beginning of period	12,305	3,619	5,438	1,981	1,918
End of period	$913	$3,469	$4,857	$1,822	$1,745

Beginning units	6,901	1,060	2,269	509	496
Units issued	197	15	118	36	38
Units redeemed	(6,525)	(100)	(88)	(12)	(12)
Ending units	573	975	2,299	533	522

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$2,898	$(60)	$7	$(1)	$203
Capital gains distributions received	—	2,281	22	—	1,374
Net realized gain (loss) on shares redeemed	—	1,041	1	(153)	(1,013)
Net change in unrealized appreciation (depreciation) on investments	—	(3,489)	(92)	58	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,898	(227)	(62)	(96)	(56)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	225	357	75	—	283
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(149,056)	—	—	—	(9,470)
Net transfers between other subaccounts
or fixed rate option	(127,880)	—	—	—	—
Miscellaneous transactions	(100)	(23)	—	—	—
Other charges	(4,756)	(2,975)	(24)	(107)	(962)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(281,567)	(2,641)	51	(107)	(10,149)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(278,669)	(2,868)	(11)	(203)	(10,205)

NET ASSETS
Beginning of period	1,780,803	23,391	890	729	12,852
End of period	$1,502,134	$20,523	$879	$526	$2,647

Beginning units	1,677,850	4,520	417	705	4,316
Units issued	35,346,562	61	34	—	103
Units redeemed	(35,611,357)	(530)	(11)	(115)	(3,474)
Ending units	1,413,055	4,051	440	590	945

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3)	$—	$(24)	$(42)	$(4)
Capital gains distributions received	—	—	632	1,206	33
Net realized gain (loss) on shares redeemed	570	(55)	133	31	13
Net change in unrealized appreciation (depreciation) on investments	—	—	(1,811)	(2,183)	(78)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	567	(55)	(1,070)	(988)	(36)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	882	75
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(568)	55	—	—	—
Miscellaneous transactions	1	—	—	—	—
Other charges	—	—	(1,762)	(213)	(31)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(567)	55	(1,762)	669	44

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(2,832)	(319)	8

NET ASSETS
Beginning of period	—	—	10,303	15,298	1,155
End of period	$—	$—	$7,471	$14,979	$1,163

Beginning units	—	—	2,886	3,524	272
Units issued	3,737,903	238,734	—	192	15
Units redeemed	(3,737,903)	(238,734)	(477)	(46)	(6)
Ending units	—	—	2,409	3,670	281

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$477	$73	$(124)	$(334)	$(62)
Capital gains distributions received	—	—	—	7,057	—
Net realized gain (loss) on shares redeemed	(851)	(46)	(18,121)	(85,986)	(7,390)
Net change in unrealized appreciation (depreciation) on investments	(437)	(167)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(811)	(140)	(18,245)	(79,263)	(7,452)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	358	706	—	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(8,042)	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(460)	12,798	44,476	(17,018)
Miscellaneous transactions	—	—	(2,887)	(6,624)	(270)
Other charges	(397)	(130)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(8,081)	116	9,911	37,852	(17,288)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,892)	(24)	(8,334)	(41,411)	(24,740)

NET ASSETS
Beginning of period	9,590	10,919	65,881	175,686	43,922
End of period	$698	$10,895	$57,547	$134,275	$19,182

Beginning units	4,769	4,885	8,019	12,399	7,316
Units issued	193	81,003	586,866	721,480	384,216
Units redeemed	(4,552)	(80,721)	(585,296)	(723,367)	(387,147)
Ending units	410	5,167	9,589	10,512	4,385

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(52)	$16	$(167,370)	$(10,942)	$(17,999)
Capital gains distributions received	2,206	29	—	—	—
Net realized gain (loss) on shares redeemed	444	2	3,508,545	234,243	192,206
Net change in unrealized appreciation (depreciation) on investments	(3,833)	(24)	(1,688,804)	(769,272)	(766,445)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,235)	23	1,652,371	(545,971)	(592,238)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	750	75	7,426,546	1,692,796	1,752,800
Policy loans	—	—	(1,244,542)	(319,982)	(169,446)
Policy loan repayments and interest	—	—	611,266	82,800	62,666
Surrenders, withdrawals and death benefits	—	—	(3,000,485)	(411,656)	(575,619)
Net transfers between other subaccounts
or fixed rate option	—	—	14,066,601	155,314	943,848
Miscellaneous transactions	—	—	(5,110)	(1,014)	(561)
Other charges	(1,461)	(21)	(4,200,662)	(630,434)	(782,307)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(711)	54	13,653,614	567,824	1,231,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,946)	77	15,305,985	21,853	639,143

NET ASSETS
Beginning of period	20,432	855	66,789,212	10,807,869	10,364,600
End of period	$18,486	$932	$82,095,197	$10,829,722	$11,003,743

Beginning units	7,025	229	2,611,439	429,616	540,789
Units issued	241	20	1,007,161	67,058	120,131
Units redeemed	(477)	(6)	(196,901)	(35,736)	(54,925)
Ending units	6,789	243	3,421,699	460,938	605,995

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(12,932)	$(10,672)	$(28,726)	$(88,909)	$(49,415)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	186,203	453,130	241,310	1,288,318	1,072,985
Net change in unrealized appreciation (depreciation) on investments	(1,259,010)	(2,269,401)	(1,419,630)	(7,446,742)	(1,766,660)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,085,739)	(1,826,943)	(1,207,046)	(6,247,333)	(743,090)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,153,333	1,428,510	3,108,941	3,843,733	2,148,583
Policy loans	(329,443)	(280,640)	(362,319)	(888,955)	(568,037)
Policy loan repayments and interest	148,112	55,778	189,327	520,724	237,517
Surrenders, withdrawals and death benefits	(290,747)	(438,745)	(371,816)	(1,750,494)	(838,862)
Net transfers between other subaccounts
or fixed rate option	2,900,419	(97,922)	6,906,910	2,174,819	1,176,912
Miscellaneous transactions	507	(259)	734	(106)	1,580
Other charges	(500,543)	(555,265)	(1,463,483)	(1,859,294)	(1,073,712)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,081,638	111,457	8,008,294	2,040,427	1,083,981

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,995,899	(1,715,486)	6,801,248	(4,206,906)	340,891

NET ASSETS
Beginning of period	8,486,187	10,642,604	14,462,911	41,715,993	23,506,540
End of period	$10,482,086	$8,927,118	$21,264,159	$37,509,087	$23,847,431

Beginning units	466,719	373,330	685,850	2,268,514	942,804
Units issued	308,418	43,743	627,442	345,445	174,944
Units redeemed	(37,824)	(38,864)	(31,595)	(178,588)	(81,302)
Ending units	737,313	378,209	1,281,697	2,435,371	1,036,446

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(30,154)	$(72,016)	$(13,907)	$(16,849)	$(39,687)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	224,328	1,086,190	14,601	83,486	211,110
Net change in unrealized appreciation (depreciation) on investments	(514,165)	(3,966,953)	59,687	(2,920,978)	(2,639,664)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(319,991)	(2,952,779)	60,381	(2,854,341)	(2,468,241)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,144,413	2,769,727	1,420,295	2,442,155	3,599,359
Policy loans	(180,906)	(710,074)	(151,551)	(457,815)	(223,519)
Policy loan repayments and interest	103,399	347,399	123,014	153,821	50,545
Surrenders, withdrawals and death benefits	(298,031)	(1,427,791)	(316,679)	(765,572)	(372,810)
Net transfers between other subaccounts
or fixed rate option	6,928,348	(342,699)	2,669,474	(231,165)	6,623,599
Miscellaneous transactions	1,488	7,803	(46)	1,182	5,438
Other charges	(1,457,598)	(1,467,150)	(793,979)	(885,590)	(1,595,011)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	8,241,113	(822,785)	2,950,528	257,016	8,087,601

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,921,122	(3,775,564)	3,010,909	(2,597,325)	5,619,360

NET ASSETS
Beginning of period	12,249,276	30,600,465	7,804,683	16,957,313	18,328,263
End of period	$20,170,398	$26,824,901	$10,815,592	$14,359,988	$23,947,623

Beginning units	621,887	1,147,991	632,748	1,024,484	1,053,250
Units issued	525,196	170,201	358,603	94,351	614,133
Units redeemed	(31,568)	(216,252)	(81,506)	(76,818)	(38,943)
Ending units	1,115,515	1,101,940	909,845	1,042,017	1,628,440

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(27,519)	$(12,632)	$1,532	$115,427	$15,335
Capital gains distributions received	—	—	87,042	512,731	212,893
Net realized gain (loss) on shares redeemed	152,699	14,933	9,045	125,125	(5,062)
Net change in unrealized appreciation (depreciation) on investments	(3,455,810)	139,112	(265,361)	(1,910,666)	(294,243)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,330,630)	141,413	(167,742)	(1,157,383)	(71,077)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,184,545	1,037,642	215,166	1,656,141	284,165
Policy loans	(323,735)	(143,896)	(12,872)	(94,503)	(20,443)
Policy loan repayments and interest	80,015	21,553	7,232	19,854	3,783
Surrenders, withdrawals and death benefits	(286,702)	(166,820)	(28,456)	(177,033)	(23,585)
Net transfers between other subaccounts
or fixed rate option	5,741,954	2,034,775	1,256,421	(77,668)	70,605
Miscellaneous transactions	212	739	(24)	(1,559)	272
Other charges	(1,017,069)	(491,549)	(100,922)	(519,199)	(126,171)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	6,379,220	2,292,444	1,336,545	806,033	188,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,048,590	2,433,857	1,168,803	(351,350)	117,549

NET ASSETS
Beginning of period	14,292,735	5,994,885	747,297	8,360,191	1,088,971
End of period	$17,341,325	$8,428,742	$1,916,100	$8,008,841	$1,206,520

Beginning units	937,925	495,965	40,751	298,707	63,299
Units issued	606,265	286,587	100,561	61,819	22,709
Units redeemed	(56,045)	(65,198)	(4,908)	(31,907)	(10,791)
Ending units	1,488,145	717,354	136,404	328,619	75,217

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$6,226	$120,965	$(118,002)	$(63,546)	$(105,233)
Capital gains distributions received	524,704	47,878	—	—	—
Net realized gain (loss) on shares redeemed	8,612	21,060	940,124	538,805	2,075,499
Net change in unrealized appreciation (depreciation) on investments	(1,507,153)	(96,480)	(1,306,307)	(2,025,702)	(5,462,631)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(967,611)	93,423	(484,185)	(1,550,443)	(3,492,365)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	830,193	2,663,774	3,755,118	4,255,502	6,402,876
Policy loans	(52,342)	(164,870)	(3,771,609)	(230,368)	(1,503,140)
Policy loan repayments and interest	47,404	74,269	524,037	23,705	626,652
Surrenders, withdrawals and death benefits	(43,850)	(291,332)	(5,201,341)	(2,189,125)	(2,758,429)
Net transfers between other subaccounts
or fixed rate option	1,944,754	1,157,955	2,080,411	5,359,856	(1,179,450)
Miscellaneous transactions	2,743	(211)	(2,784)	(45,079)	9,002
Other charges	(384,395)	(1,130,774)	(2,097,485)	(2,043,123)	(2,679,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,344,507	2,308,811	(4,713,653)	5,131,368	(1,081,733)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,376,896	2,402,234	(5,197,838)	3,580,925	(4,574,098)

NET ASSETS
Beginning of period	4,320,342	10,704,572	55,270,028	24,124,403	69,883,516
End of period	$5,697,238	$13,106,806	$50,072,190	$27,705,328	$65,309,418

Beginning units	263,327	710,903	4,310,829	999,965	3,720,343
Units issued	195,157	235,840	520,763	358,489	284,631
Units redeemed	(16,294)	(47,743)	(834,653)	(142,405)	(325,329)
Ending units	442,190	899,000	3,996,939	1,216,049	3,679,645
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(301,933)	$(64,702)	$(18,355)	$(92,343)	$(25,233)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,697,634	641,900	148,063	508,185	146,860
Net change in unrealized appreciation (depreciation) on investments	(13,116,727)	(1,500,056)	(730,887)	(3,558,025)	(794,512)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,721,026)	(922,858)	(601,179)	(3,142,183)	(672,885)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,006,873	2,927,726	1,272,540	6,082,099	1,660,933
Policy loans	(6,177,148)	(568,896)	(36,802)	(258,548)	(151,774)
Policy loan repayments and interest	1,294,648	300,920	9,633	62,464	20,375
Surrenders, withdrawals and death benefits	(8,319,890)	(1,682,076)	(395,488)	(739,973)	(286,533)
Net transfers between other subaccounts
or fixed rate option	15,747,644	2,696,985	559,910	5,689,744	1,276,432
Miscellaneous transactions	12,867	(460)	(843)	(4,352)	398
Other charges	(9,886,421)	(1,702,280)	(660,162)	(3,230,190)	(882,965)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	11,678,573	1,971,919	748,788	7,601,244	1,636,866

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,957,547	1,049,061	147,609	4,459,061	963,981

NET ASSETS
Beginning of period	157,924,210	28,852,702	7,020,685	33,714,992	9,332,128
End of period	$160,881,757	$29,901,763	$7,168,294	$38,174,053	$10,296,109

Beginning units	8,243,530	1,767,592	317,596	1,354,209	372,255
Units issued	1,393,459	307,022	69,339	440,288	93,421
Units redeemed	(787,094)	(185,179)	(34,558)	(130,987)	(28,187)
Ending units	8,849,895	1,889,435	352,377	1,663,510	437,489

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(11,249)	$(349,002)	$69,561	$91,817	$14,445
Capital gains distributions received	—	—	309,343	165,021	19,599
Net realized gain (loss) on shares redeemed	94,285	3,448,096	80,659	20,418	6,190
Net change in unrealized appreciation (depreciation) on investments	(468,223)	(13,486,828)	(1,393,063)	(783,053)	(79,850)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(385,187)	(10,387,734)	(933,500)	(505,797)	(39,616)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	851,524	19,317,437	1,841,667	991,256	165,500
Policy loans	(40,766)	(3,661,396)	(30,672)	(43,658)	(2,654)
Policy loan repayments and interest	7,515	1,339,702	19,910	8,203	2,008
Surrenders, withdrawals and death benefits	(113,345)	(9,317,183)	(70,240)	(32,402)	(2,142)
Net transfers between other subaccounts
or fixed rate option	430,911	1,375,586	1,788,488	3,986,615	418,452
Miscellaneous transactions	371	8,002	2,536	1,832	127
Other charges	(431,072)	(8,813,508)	(782,739)	(720,986)	(110,919)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	705,138	248,640	2,768,950	4,190,860	470,372

TOTAL INCREASE (DECREASE) IN NET ASSETS	319,951	(10,139,094)	1,835,450	3,685,063	430,756

NET ASSETS
Beginning of period	4,283,026	190,644,472	6,800,005	5,918,031	945,607
End of period	$4,602,977	$180,505,378	$8,635,455	$9,603,094	$1,376,363

Beginning units	205,825	13,698,284	400,330	473,348	82,421
Units issued	60,312	1,086,611	236,115	439,380	54,420
Units redeemed	(25,355)	(1,070,660)	(39,727)	(68,520)	(12,205)
Ending units	240,782	13,714,235	596,718	844,208	124,636

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$130,614	$172,224	$60,926	$100,794	$79,383
Capital gains distributions received	497,244	392,474	217,480	420,457	266,898
Net realized gain (loss) on shares redeemed	90,447	51,913	18,870	46,409	34,661
Net change in unrealized appreciation (depreciation) on investments	(1,953,657)	(1,773,382)	(555,509)	(1,267,412)	(820,171)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,235,352)	(1,156,771)	(258,233)	(699,752)	(439,229)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,504,396	1,601,876	711,125	1,351,296	1,020,630
Policy loans	(253,466)	(44,590)	(22,717)	(133,181)	(41,215)
Policy loan repayments and interest	12,357	697,721	2,785	22,610	2,991
Surrenders, withdrawals and death benefits	(124,158)	(167,441)	(43,669)	(64,805)	(180,955)
Net transfers between other subaccounts
or fixed rate option	3,953,938	5,170,291	225,132	816,985	1,914,777
Miscellaneous transactions	14,426	(1,126)	(177)	(143)	(521)
Other charges	(1,377,231)	(1,217,538)	(461,677)	(725,000)	(661,278)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	4,730,262	6,039,193	410,802	1,267,762	2,054,429

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,494,910	4,882,422	152,569	568,010	1,615,200

NET ASSETS
Beginning of period	9,359,954	10,368,900	3,816,425	6,963,009	4,999,004
End of period	$12,854,864	$15,251,322	$3,968,994	$7,531,019	$6,614,204

Beginning units	583,144	710,107	287,352	492,331	358,886
Units issued	427,548	540,935	67,945	139,640	193,065
Units redeemed	(76,167)	(55,259)	(36,560)	(46,660)	(40,724)
Ending units	934,525	1,195,783	318,737	585,311	511,227

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$90,683	$618,304	$522,150	$47,645	$38,228
Capital gains distributions received	2,375,563	2,507,253	1,188,899	1,160,497	1,021,399
Net realized gain (loss) on shares redeemed	37,324	35,686	21,995	51,791	12,753
Net change in unrealized appreciation (depreciation) on investments	(4,143,144)	(5,428,680)	(6,065,242)	(2,903,853)	(4,052,869)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,639,574)	(2,267,437)	(4,332,198)	(1,643,920)	(2,980,489)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,699,426	6,519,233	3,311,282	3,284,512	2,881,337
Policy loans	(108,305)	(151,214)	(50,274)	(136,038)	(56,133)
Policy loan repayments and interest	163,272	28,560	14,993	30,455	13,285
Surrenders, withdrawals and death benefits	(190,471)	(223,096)	(132,588)	(379,029)	(137,592)
Net transfers between other subaccounts
or fixed rate option	18,178,150	20,833,250	14,209,698	6,934,855	6,994,450
Miscellaneous transactions	2,335	(29,224)	1,399	(2,721)	1,606
Other charges	(2,388,515)	(3,065,952)	(1,633,670)	(1,528,786)	(1,332,269)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	21,355,892	23,911,557	15,720,840	8,203,248	8,364,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,716,318	21,644,120	11,388,642	6,559,328	5,384,195

NET ASSETS
Beginning of period	16,527,370	28,531,183	20,650,286	12,705,974	11,115,859
End of period	$36,243,688	$50,175,303	$32,038,928	$19,265,302	$16,500,054

Beginning units	1,114,073	1,886,293	1,694,457	936,804	829,404
Units issued	1,407,752	1,560,890	1,418,892	652,484	651,494
Units redeemed	(34,986)	(70,340)	(74,916)	(44,942)	(20,506)
Ending units	2,486,839	3,376,843	3,038,433	1,544,346	1,460,392

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$320,172	$114,096	$54,461	$8,711	$6,085
Capital gains distributions received	—	194,135	260,565	144,136	139,581
Net realized gain (loss) on shares redeemed	3,565	(10,557)	5,337	724	(6,486)
Net change in unrealized appreciation (depreciation) on investments	(802,347)	(761,553)	(932,473)	(266,760)	(183,700)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(478,610)	(463,879)	(612,110)	(113,189)	(44,520)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,324,959	494,755	654,177	272,023	308,018
Policy loans	(120,364)	(11,646)	(19,364)	(9,559)	(3,309)
Policy loan repayments and interest	2,288	1,352	14,732	222	1,596
Surrenders, withdrawals and death benefits	(35,097)	(89,590)	(40,473)	(27,251)	(19,496)
Net transfers between other subaccounts
or fixed rate option	3,818,894	846,836	1,661,816	173,286	(86,246)
Miscellaneous transactions	(134)	2,335	(905)	(265)	43
Other charges	(670,303)	(372,193)	(337,919)	(109,671)	(102,485)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	4,320,243	871,849	1,932,064	298,785	98,121

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,841,633	407,970	1,319,954	185,596	53,601

NET ASSETS
Beginning of period	5,583,253	4,081,458	2,631,859	1,172,450	1,361,338
End of period	$9,424,886	$4,489,428	$3,951,813	$1,358,046	$1,414,939

Beginning units	480,172	345,549	224,828	78,115	78,557
Units issued	407,855	113,811	190,846	24,791	17,057
Units redeemed	(30,473)	(39,456)	(15,896)	(5,329)	(12,019)
Ending units	857,554	419,904	399,778	97,577	83,595

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$78,404	$(3,541)	$480,066	$172,107	$287,000
Capital gains distributions received	488,649	503,967	—	863,300	1,478,739
Net realized gain (loss) on shares redeemed	(21,314)	26,668	(16,594)	7,299	3,354
Net change in unrealized appreciation (depreciation) on investments	(813,163)	(581,033)	(512,534)	(2,614,400)	(4,080,067)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(267,424)	(53,939)	(49,062)	(1,571,694)	(2,310,974)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	882,763	700,626	2,507,890	2,102,494	1,877,135
Policy loans	(210,183)	(44,611)	(46,730)	(49,317)	(43,561)
Policy loan repayments and interest	32,190	7,330	10,439	14,350	4,895
Surrenders, withdrawals and death benefits	(146,572)	(64,232)	(55,977)	(79,762)	(67,838)
Net transfers between other subaccounts
or fixed rate option	647,748	379,068	9,609,858	6,026,569	3,643,982
Miscellaneous transactions	(1,465)	(302)	(1,456)	1,436	(140)
Other charges	(338,363)	(306,572)	(1,350,924)	(1,036,299)	(1,112,804)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	866,118	671,307	10,673,100	6,979,471	4,301,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	598,694	617,368	10,624,038	5,407,777	1,990,695

NET ASSETS
Beginning of period	3,854,234	2,977,402	9,662,041	9,378,894	13,154,452
End of period	$4,452,928	$3,594,770	$20,286,079	$14,786,671	$15,145,147

Beginning units	235,358	170,211	899,350	683,864	928,258
Units issued	95,794	50,095	1,068,337	563,471	330,217
Units redeemed	(42,933)	(15,199)	(54,698)	(36,290)	(21,535)
Ending units	288,219	205,107	1,912,989	1,211,045	1,236,940

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	8/20/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$567,787	$231,110	$(9,104)	$(88,386)	$(3)
Capital gains distributions received	149,241	890,749	—	—	—
Net realized gain (loss) on shares redeemed	132,374	9,627	311,289	416,677	—
Net change in unrealized appreciation (depreciation) on investments	(3,350,638)	(2,373,400)	(1,302,169)	(7,414,318)	(695)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,501,236)	(1,241,914)	(999,984)	(7,086,027)	(698)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,097,070	1,447,440	1,135,437	3,301,078	—
Policy loans	(59,039)	(32,806)	(200,583)	(809,199)	—
Policy loan repayments and interest	5,587	10,752	76,221	429,125	—
Surrenders, withdrawals and death benefits	(163,826)	(64,613)	(422,118)	(2,387,611)	—
Net transfers between other subaccounts
or fixed rate option	30,720,088	3,428,446	426,663	2,000,333	30,430
Miscellaneous transactions	(10,252)	2,444	(2,189)	(1,161)	(81)
Other charges	(2,799,037)	(834,435)	(508,097)	(1,678,660)	(102)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	31,790,591	3,957,228	505,334	853,905	30,247

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,289,355	2,715,314	(494,650)	(6,232,122)	29,549

NET ASSETS
Beginning of period	23,407,373	10,411,522	8,307,160	43,362,755	—
End of period	$52,696,728	$13,126,836	$7,812,510	$37,130,633	$29,549

Beginning units	1,559,960	701,855	286,773	3,840,794	—
Units issued	2,194,115	290,461	42,378	478,904	3,300
Units redeemed	(58,533)	(21,124)	(26,096)	(392,314)	—
Ending units	3,695,542	971,192	303,055	3,927,384	3,300

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	8/20/2018*	8/20/2018*
	to	to
	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1)	$(8)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(3)	(1)
Net change in unrealized appreciation (depreciation) on investments	(55)	(803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59)	(812)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	431	402
Policy loans	—	—
Policy loan repayments and interest	—	—
Surrenders, withdrawals and death benefits	—	—
Net transfers between other subaccounts
or fixed rate option	21,522	80,883
Miscellaneous transactions	2	(53)
Other charges	(266)	(297)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	21,689	80,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,630	80,123

NET ASSETS
Beginning of period	—	—
End of period	$21,630	$80,123

Beginning units	—	—
Units issued	2,529	9,652
Units redeemed	(8)	(3)
Ending units	2,521	9,649

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
December 31, 2019

Note 1:	General

Pruco Life Variable Universal Account (the “Account”) was established under the laws of the State of Arizona on April 17, 1989 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable universal life insurance contracts listed below (individually, a “contract” or "product" and collectively, the "contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

MPremier VUL (“MPVUL”)	Pruselect I ("CVUL 1")
M Premier VUL Protector (“MPVULP”)	Pruselect II ("CVUL 2")
PruLife Advisor Select ("VULPAS")	Pruselect III ("PS3")
PruLife Custom Premier (“PCP”)	Survivorship Variable Universal Life (“SVUL2”)
PruLife Custom Premier II (Base, 2014, 2015, 2019) ("PCP2")	Variable Universal Life Protector (Base, 2014, 2015, 2018)
PruLife SVUL Protector ("SVULP")	(“VULP”)

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	Janus Henderson VIT Balanced Portfolio (Service Shares)
Prudential Diversified Bond Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Prudential Equity Portfolio (Class I)	(Series II) (formerly Oppenheimer Discovery Mid
Prudential Flexible Managed Portfolio	Cap Growth Fund/VA (Service Shares))
Prudential Conservative Balanced Portfolio	Janus Henderson VIT Research Portfolio (Service Shares)
Prudential Value Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential High Yield Bond Portfolio	Janus Henderson VIT Overseas Portfolio (Service Shares)
Prudential Natural Resources Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
Prudential Stock Index Portfolio	M Large Cap Growth Fund
Prudential Global Portfolio	M Capital Appreciation Fund
Prudential Government Income Portfolio	M International Equity Fund
Prudential Jennison Portfolio (Class I)	M Large Cap Value Fund
Prudential Small Capitalization Stock Portfolio	ProFund VP Asia 30
T. Rowe Price International Stock Portfolio	ProFund VP Basic Materials
Janus Henderson VIT Research Portfolio (Institutional Shares)	ProFund VP Bear*
MFS® Growth Series (Initial Class)	ProFund VP Biotechnology
American Century VP Value Fund (Class I)	ProFund VP UltraBull
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	ProFund VP Consumer Services
American Century VP Income & Growth Fund (Class I)	ProFund VP Oil & Gas
BNY Mellon Investment Portfolios, MidCap Stock Portfolio	ProFund VP Europe 30
(Initial Shares) (formerly Dreyfus Investment Portfolios,	ProFund VP Financials
MidCap Stock Portfolio (Initial Shares))	ProFund VP Health Care
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial	ProFund VP Japan
Shares) (formerly Dreyfus VIF Opportunistic Small Cap	ProFund VP Mid-Cap Growth
Portfolio (Initial Shares))	ProFund VP Mid-Cap Value
Prudential SP Small Cap Value Portfolio (Class I)	ProFund VP Government Money Market
Prudential Jennison 20/20 Focus Portfolio (Class I)	ProFund VP NASDAQ-100
Goldman Sachs VIT Small Cap Equity Insights Fund	ProFund VP Pharmaceuticals
(Institutional Shares)	ProFund VP Precious Metals
Invesco V.I. Managed Volatility Fund (Series I)	ProFund VP Real Estate
Invesco V.I. Technology Fund (Series I)	ProFund VP Short NASDAQ-100*
Janus Henderson VIT Enterprise Portfolio (Service Shares)	ProFund VP Short Small-Cap*

A79

Note 1:	General (continued)

ProFund VP Small-Cap	AST AllianzGI World Trends Portfolio
ProFund VP Small-Cap Growth	(formerly AST RCM World Trends Portfolio)
ProFund VP Technology	AST BlackRock Global Strategies Portfolio
ProFund VP Telecommunications	TOPS® Aggressive Growth ETF Portfolio (Class 2)
ProFund VP U.S. Government Plus	TOPS® Balanced ETF Portfolio (Class 2)
ProFund VP UltraMid-Cap*	TOPS® Conservative ETF Portfolio (Class 2)
ProFund VP UltraNASDAQ-100	TOPS® Growth ETF Portfolio (Class 2)
ProFund VP UltraSmall-Cap*	TOPS® Moderate Growth ETF Portfolio (Class 2)
ProFund VP Bull	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
ProFund VP Utilities	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
AST T. Rowe Price Large-Cap Growth Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
AST Cohen & Steers Realty Portfolio	(Class 2)
AST J.P. Morgan Strategic Opportunities Portfolio	American Funds IS Growth Fund (Class 2)
AST T. Rowe Price Large-Cap Value Portfolio	American Funds IS Growth-Income Fund (Class 2)
AST Small-Cap Value Portfolio	American Funds IS International Fund (Class 2)
AST Mid-Cap Growth Portfolio	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
(formerly AST Goldman Sachs Mid-Cap Growth Portfolio)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
AST Hotchkis & Wiley Large-Cap Value Portfolio	Franklin Income VIP Fund (Class 2)
AST Loomis Sayles Large-Cap Growth Portfolio	Franklin Mutual Shares VIP Fund (Class 2)
AST MFS Growth Portfolio	Templeton Growth VIP Fund (Class 2)
AST Small-Cap Growth Portfolio	Hartford Capital Appreciation HLS Fund (Class IB)
AST BlackRock Low Duration Bond Portfolio	Hartford Disciplined Equity HLS Fund (Class IB)
AST T. Rowe Price Natural Resources Portfolio	Hartford Dividend and Growth HLS Fund (Class IB)
AST MFS Global Equity Portfolio	Hartford Growth Opportunities HLS Fund (Class IB)
AST J.P. Morgan International Equity Portfolio	MFS® Total Return Bond Series (Initial Class)
AST Templeton Global Bond Portfolio	MFS® Value Series (Initial Class)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	Invesco V.I. Growth and Income Fund (Series I)
American Century VP Mid Cap Value Fund (Class I)	Fidelity® VIP Index 500 Portfolio (Service Class 2)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	American Funds IS Blue Chip Income and Growth Fund
(Service Shares) (formerly The Dreyfus Sustainable	(Class 2)
U.S. Equity Portfolio, Inc. (Service Shares))	AST Small-Cap Growth Opportunities Portfolio
BNY Mellon Investment Portfolios, MidCap Stock Portfolio	AST International Value Portfolio
(Service Shares) (formerly Dreyfus Investment Portfolios,	Calvert VP EAFE International Index Portfolio (Class F)
MidCap Stock Portfolio (Service Shares))	Calvert VP NASDAQ 100 Index Portfolio (Class F)
MFS® Utilities Series (Initial Class)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
AST BlackRock/Loomis Sayles Bond Portfolio	ProFund VP Banks**
AST T. Rowe Price Asset Allocation Portfolio	ProFund VP Rising Rates Opportunity**
AST Wellington Management Hedged Equity Portfolio	ProFund VP Industrials**
AST Balanced Asset Allocation Portfolio	ProFund VP Consumer Goods**
AST Preservation Asset Allocation Portfolio	ProFund VP Internet**
AST Fidelity Institutional AM℠ Quantitative Portfolio	ProFund VP Semiconductor**
AST Prudential Growth Allocation Portfolio	ProFund VP Small-Cap Value**
AST Advanced Strategies Portfolio

*	Subaccount was available for investment but had no assets as of December 31, 2019.

**	Subaccount was available for investment but had no assets as of December 31, 2019, and no activity during 2019.

There were no mergers during the period ended December 31, 2019.

The Portfolios are open-end management investment companies, and each Portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and

A80

Note 2:	Significant Accounting Policies (continued)

disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$322,667,381	$278,838,859
Prudential Diversified Bond Portfolio	29,952,948	17,509,486
Prudential Equity Portfolio (Class I)	9,467,061	8,870,659

A81

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential Flexible Managed Portfolio	$16,101,248	$2,809,260
Prudential Conservative Balanced Portfolio	10,665,475	32,179,485
Prudential Value Portfolio (Class I)	8,074,931	6,607,300
Prudential High Yield Bond Portfolio	12,835,116	5,956,908
Prudential Natural Resources Portfolio (Class I)	1,516,962	883,584
Prudential Stock Index Portfolio	87,421,071	48,137,200
Prudential Global Portfolio	7,157,950	3,231,338
Prudential Government Income Portfolio	26,014,907	11,635,392
Prudential Jennison Portfolio (Class I)	18,806,475	13,150,055
Prudential Small Capitalization Stock Portfolio	4,471,564	6,248,887
T. Rowe Price International Stock Portfolio	176,212	6,472,886
Janus Henderson VIT Research Portfolio (Institutional Shares)	145,652	175,857
MFS® Growth Series (Initial Class)	311,678	560,919
American Century VP Value Fund (Class I)	118,187	492,057
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	102,250	553,072
American Century VP Income & Growth Fund (Class I)	30,378	32,232
BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares)	370,469	331,877
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	43,696	46,905
Prudential SP Small Cap Value Portfolio (Class I)	14,881,392	5,964,410
Prudential Jennison 20/20 Focus Portfolio (Class I)	2,891,506	1,003,600
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	7,080	163,877
Invesco V.I. Managed Volatility Fund (Series I)	3,290	14,840
Invesco V.I. Technology Fund (Series I)	11,560	917,920
Janus Henderson VIT Enterprise Portfolio (Service Shares)	153,207	70,167
Janus Henderson VIT Balanced Portfolio (Service Shares)	315,942	592,806
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)	—	8,215
Janus Henderson VIT Research Portfolio (Service Shares)	160,488	412,030
SP Prudential U.S. Emerging Growth Portfolio (Class I)	11,445,825	8,937,571
Janus Henderson VIT Overseas Portfolio (Service Shares)	954,685	580,568
Prudential SP International Growth Portfolio (Class I)	2,066,349	2,836,092
M Large Cap Growth Fund	453,274	1,000,008
M Capital Appreciation Fund	344,422	239,107
M International Equity Fund	693,786	91,823
M Large Cap Value Fund	436,694	174,307
ProFund VP Asia 30	216	53
ProFund VP Basic Materials	75	23
ProFund VP Bear	231,343	230,621
ProFund VP Biotechnology	74	352
ProFund VP UltraBull	14,182,226	13,986,834
ProFund VP Consumer Services	—	454
ProFund VP Oil & Gas	—	47
ProFund VP Europe 30	706	378
ProFund VP Financials	75	30
ProFund VP Health Care	74	441
ProFund VP Japan	286	164

A82

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Mid-Cap Growth	$150	$58
ProFund VP Mid-Cap Value	150	55
ProFund VP Government Money Market	27,517,504	28,176,841
ProFund VP NASDAQ-100	353	2,111
ProFund VP Pharmaceuticals	75	27
ProFund VP Precious Metals	—	67
ProFund VP Real Estate	—	349
ProFund VP Short NASDAQ-100	154,286	154,583
ProFund VP Short Small-Cap	38,589	38,715
ProFund VP Small-Cap	—	952
ProFund VP Small-Cap Growth	882	256
ProFund VP Technology	75	39
ProFund VP Telecommunications	75	23
ProFund VP U.S. Government Plus	706	190
ProFund VP UltraMid-Cap	3,286,197	3,364,270
ProFund VP UltraNASDAQ-100	8,928,461	8,373,741
ProFund VP UltraSmall-Cap	1,714,731	1,745,820
ProFund VP Bull	746	1,202
ProFund VP Utilities	75	30
AST T. Rowe Price Large-Cap Growth Portfolio	28,721,016	7,254,415
AST Cohen & Steers Realty Portfolio	1,365,987	685,797
AST J.P. Morgan Strategic Opportunities Portfolio	2,427,226	1,030,209
AST T. Rowe Price Large-Cap Value Portfolio	7,448,108	813,584
AST Small-Cap Value Portfolio	1,274,934	622,933
AST Mid-Cap Growth Portfolio	11,737,180	1,708,914
AST Hotchkis & Wiley Large-Cap Value Portfolio	7,048,759	2,863,991
AST Loomis Sayles Large-Cap Growth Portfolio	4,234,152	1,896,861
AST MFS Growth Portfolio	15,825,582	1,105,790
AST Small-Cap Growth Portfolio	4,548,574	2,454,185
AST BlackRock Low Duration Bond Portfolio	6,554,124	969,806
AST T. Rowe Price Natural Resources Portfolio	1,639,008	824,332
AST MFS Global Equity Portfolio	11,153,857	1,369,934
AST J.P. Morgan International Equity Portfolio	7,637,457	1,875,029
AST Templeton Global Bond Portfolio	3,639,701	715,972
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	768,128	182,774
American Century VP Mid Cap Value Fund (Class I)	1,437,725	1,287,215
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	505,765	133,082
BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	5,548,601	2,334,645
MFS® Utilities Series (Initial Class)	5,139,762	708,755
AST BlackRock/Loomis Sayles Bond Portfolio	6,389,509	4,228,970
AST T. Rowe Price Asset Allocation Portfolio	13,201,089	1,297,268
AST Wellington Management Hedged Equity Portfolio	5,881,231	6,036,743
AST Balanced Asset Allocation Portfolio	30,411,981	11,047,503
AST Preservation Asset Allocation Portfolio	3,262,540	2,494,053
AST Fidelity Institutional AM℠ Quantitative Portfolio	2,806,544	497,054

A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Prudential Growth Allocation Portfolio	$16,798,444	$4,676,848
AST Advanced Strategies Portfolio	4,366,421	633,704
AST AllianzGI World Trends Portfolio	1,396,861	415,666
AST BlackRock Global Strategies Portfolio	15,724,337	13,738,250
TOPS® Aggressive Growth ETF Portfolio (Class 2)	4,876,201	1,527,784
TOPS® Balanced ETF Portfolio (Class 2)	5,055,579	591,147
TOPS® Conservative ETF Portfolio (Class 2)	1,168,563	190,804
TOPS® Growth ETF Portfolio (Class 2)	8,886,131	1,278,825
TOPS® Moderate Growth ETF Portfolio (Class 2)	9,745,896	1,061,516
TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	2,130,573	995,433
TOPS® Managed Risk Growth ETF Portfolio (Class 2)	2,755,374	941,890
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	4,233,626	1,508,765
American Funds IS Growth Fund (Class 2)	30,143,862	1,601,914
American Funds IS Growth-Income Fund (Class 2)	28,515,412	2,187,535
American Funds IS International Fund (Class 2)	15,020,094	3,894,373
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	12,249,413	840,297
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	9,940,355	940,793
Franklin Income VIP Fund (Class 2)	4,858,220	605,901
Franklin Mutual Shares VIP Fund (Class 2)	5,382	443,576
Templeton Growth VIP Fund (Class 2)	2,385,862	385,306
Hartford Capital Appreciation HLS Fund (Class IB)	462,851	150,060
Hartford Disciplined Equity HLS Fund (Class IB)	413,926	157,533
Hartford Dividend and Growth HLS Fund (Class IB)	1,926,434	379,323
Hartford Growth Opportunities HLS Fund (Class IB)	1,159,452	447,081
MFS® Total Return Bond Series (Initial Class)	14,165,170	862,033
MFS® Value Series (Initial Class)	7,199,423	781,833
Invesco V.I. Growth and Income Fund (Series I)	4,930,874	511,659
Fidelity® VIP Index 500 Portfolio (Service Class 2)	41,971,274	2,188,842
American Funds IS Blue Chip Income and Growth Fund (Class 2)	5,611,291	980,092
AST Small-Cap Growth Opportunities Portfolio	1,120,656	545,282
AST International Value Portfolio	5,531,890	2,944,926
Calvert VP EAFE International Index Portfolio (Class F)	887,071	15,272
Calvert VP NASDAQ 100 Index Portfolio (Class F)	2,472,763	77,613
Calvert VP S&P MidCap 400 Index Portfolio (Class F)	2,140,461	21,701

Note 6:     Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers

A84

Note 6:	Related Party Transactions (continued)

have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

A85

Note 7:	Financial Highlights

Pruco Life sells a number of variable life insurance products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2019	93,850	$1.14	to	$12.29	$208,171	1.89%		0.00%	to	0.90%	0.25%	to	1.92%
December 31, 2018	81,635	$1.13	to	$12.06	$161,028	1.52%		0.00%	to	0.90%	0.58%	to	1.53%
December 31, 2017	97,242	$1.12	to	$11.88	$181,537	0.57%		0.00%	to	0.90%	-0.32%	to	0.56%
December 31, 2016	101,403	$1.13	to	$11.81	$177,967	0.10%		0.00%	to	0.90%	-0.78%	to	0.09%
December 31, 2015	46,685	$1.14	to	$11.80	$75,432	0.00%	(2)	0.00%	to	0.90%	-0.91%	to	0.00%	(2)

	Prudential Diversified Bond Portfolio
December 31, 2019	45,749	$2.45	to	$24.67	$210,514	0.00%		0.00%	to	0.90%	0.43%	to	10.90%
December 31, 2018	44,192	$2.22	to	$22.25	$178,093	0.00%		0.00%	to	0.90%	-1.05%	to	0.45%
December 31, 2017	41,154	$2.22	to	$22.28	$151,534	0.00%		0.00%	to	0.90%	3.95%	to	7.00%
December 31, 2016	39,905	$2.08	to	$20.82	$136,341	0.00%		0.00%	to	0.90%	4.65%	to	5.59%
December 31, 2015	37,795	$1.97	to	$19.72	$122,403	0.00%		0.00%	to	0.90%	-1.61%	to	-0.26%	(3)

	Prudential Equity Portfolio (Class I)
December 31, 2019	29,364	$3.03	to	$38.59	$119,101	0.00%		0.00%	to	0.90%	9.52%	to	28.89%
December 31, 2018	29,983	$2.37	to	$29.94	$91,958	0.00%		0.00%	to	0.90%	-13.03%	to	-4.85%
December 31, 2017	30,912	$2.52	to	$31.46	$98,864	0.00%		0.00%	to	0.90%	24.66%	to	25.78%
December 31, 2016	31,354	$2.02	to	$25.02	$78,810	0.00%		0.00%	to	0.90%	2.85%	to	3.77%
December 31, 2015	32,783	$1.96	to	$24.11	$79,134	0.00%		0.00%	to	0.90%	-0.99%	to	2.36%

	Prudential Flexible Managed Portfolio
December 31, 2019	3,032	$2.71	to	$30.59	$61,370	0.00%		0.20%	to	0.90%	6.03%	to	19.63%
December 31, 2018	2,598	$2.28	to	$25.58	$39,311	0.00%		0.20%	to	0.90%	-8.20%	to	-4.37%
December 31, 2017	2,374	$2.40	to	$26.76	$30,419	0.00%		0.20%	to	0.90%	9.55%	to	14.75%
December 31, 2016	2,263	$2.11	to	$23.34	$21,036	0.00%		0.20%	to	0.90%	7.55%	to	8.30%
December 31, 2015	1,907	$1.96	to	$21.56	$14,547	0.00%		0.20%	to	0.90%	-1.77%	to	2.71%

	Prudential Conservative Balanced Portfolio
December 31, 2019	2,420	$2.53	to	$27.06	$38,402	0.00%		0.10%	to	0.90%	8.57%	to	18.25%
December 31, 2018	6,712	$2.15	to	$22.89	$52,228	0.00%		0.20%	to	0.90%	-5.91%	to	-2.66%
December 31, 2017	7,399	$2.23	to	$23.53	$52,591	0.00%		0.20%	to	0.90%	7.43%	to	12.15%
December 31, 2016	9,993	$2.00	to	$20.99	$58,288	0.00%		0.20%	to	0.90%	6.32%	to	7.06%
December 31, 2015	29,181	$1.88	to	$19.62	$149,011	0.00%		0.20%	to	0.90%	-1.95%	to	2.19%

	Prudential Value Portfolio (Class I)
December 31, 2019	6,248	$3.32	to	$22.53	$91,589	0.00%		0.00%	to	0.90%	8.25%	to	26.06%
December 31, 2018	6,372	$2.66	to	$17.87	$71,489	0.00%		0.00%	to	0.90%	-12.66%	to	-9.88%
December 31, 2017	7,199	$2.97	to	$19.83	$81,999	0.00%		0.00%	to	0.90%	15.95%	to	16.99%
December 31, 2016	7,320	$2.56	to	$16.95	$70,650	0.00%		0.00%	to	0.90%	10.40%	to	11.39%
December 31, 2015	8,496	$2.32	to	$15.22	$70,495	0.00%		0.00%	to	0.90%	-9.68%	to	-8.19%	(3)

	Prudential High Yield Bond Portfolio
December 31, 2019	16,284	$3.11	to	$31.61	$75,939	0.00%		0.00%	to	0.90%	3.54%	to	16.33%
December 31, 2018	15,646	$2.70	to	$27.17	$59,035	2.60%		0.00%	to	0.90%	-3.59%	to	-1.26%
December 31, 2017	14,713	$2.75	to	$27.52	$50,184	6.15%		0.00%	to	0.90%	3.30%	to	7.80%
December 31, 2016	14,353	$2.55	to	$25.53	$42,565	6.47%		0.00%	to	0.90%	15.21%	to	16.24%
December 31, 2015	14,497	$2.20	to	$21.96	$35,570	6.23%		0.00%	to	0.90%	-5.95%	to	-2.45%	(3)

A86

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Natural Resources Portfolio (Class I)
December 31, 2019	2,238	$5.60	to	$10.13	$12,686	0.00%	0.00%	to	0.60%	-4.77%		to	10.69%
December 31, 2018	2,103	$5.07	to	$9.18	$10,866	0.00%	0.00%	to	0.60%	-18.56%		to	-18.07%
December 31, 2017	2,040	$6.19	to	$11.23	$12,946	0.00%	0.00%	to	0.60%	-0.78%		to	-0.19%
December 31, 2016	1,879	$6.21	to	$11.28	$11,950	0.00%	0.00%	to	0.59%	24.62%		to	25.36%
December 31, 2015	1,382	$4.96	to	$9.02	$7,114	0.00%	0.00%	to	0.60%	-34.15%		to	-8.60%

	Prudential Stock Index Portfolio
December 31, 2019	136,306	$2.64	to	$40.06	$778,614	0.00%	0.00%	to	0.90%	9.26%		to	31.07%
December 31, 2018	134,383	$2.04	to	$30.56	$561,309	0.00%	0.00%	to	0.90%	-11.79%		to	-4.61%
December 31, 2017	135,770	$2.15	to	$32.04	$577,731	1.57%	0.00%	to	0.90%	13.08%		to	21.46%
December 31, 2016	137,202	$1.79	to	$26.38	$470,672	1.84%	0.00%	to	0.90%	10.84%		to	11.83%
December 31, 2015	143,289	$1.61	to	$23.59	$431,373	1.58%	0.00%	to	0.90%	-1.89%		to	1.18%

	Prudential Global Portfolio
December 31, 2019	12,735	$1.91	to	$34.36	$47,096	0.00%	0.00%	to	0.90%	8.90%		to	30.39%
December 31, 2018	12,527	$1.48	to	$26.35	$32,748	0.00%	0.00%	to	0.90%	-12.16%		to	-7.31%
December 31, 2017	12,342	$1.61	to	$28.43	$31,952	0.00%	0.00%	to	0.90%	23.72%		to	24.84%
December 31, 2016	12,302	$1.30	to	$22.77	$25,060	0.00%	0.00%	to	0.90%	3.52%		to	4.44%
December 31, 2015	14,963	$1.26	to	$21.80	$28,625	0.00%	0.00%	to	0.90%	-3.79%		to	4.66%

	Prudential Government Income Portfolio
December 31, 2019	18,312	$4.38	to	$4.38	$80,236	0.00%	0.60%	to	0.60%	5.98%		to	5.98%
December 31, 2018	14,778	$4.13	to	$4.13	$61,100	0.00%	0.60%	to	0.60%	0.03%		to	0.03%
December 31, 2017	17,642	$4.13	to	$4.13	$72,918	0.00%	0.60%	to	0.60%	2.32%		to	2.32%
December 31, 2016	11,034	$4.04	to	$4.04	$44,572	0.00%	0.60%	to	0.60%	1.56%		to	1.56%
December 31, 2015	10,647	$3.98	to	$3.98	$42,348	0.00%	0.60%	to	0.60%	0.07%		to	0.07%

	Prudential Jennison Portfolio (Class I)
December 31, 2019	39,457	$2.51	to	$52.38	$191,099	0.00%	0.00%	to	0.90%	10.77%		to	33.34%
December 31, 2018	40,408	$1.90	to	$39.28	$138,583	0.00%	0.00%	to	0.90%	-12.85%		to	-0.78%
December 31, 2017	40,830	$1.93	to	$39.59	$133,330	0.00%	0.00%	to	0.90%	18.64%		to	36.69%
December 31, 2016	42,070	$1.43	to	$28.96	$98,075	0.00%	0.00%	to	0.90%	-1.78%		to	-0.90%
December 31, 2015	42,538	$1.45	to	$29.23	$97,106	0.00%	0.00%	to	0.90%	3.30%	(3)	to	11.48%

	Prudential Small Capitalization Stock Portfolio
December 31, 2019	3,680	$10.67	to	$30.54	$48,064	0.00%	0.00%	to	0.60%	6.62%		to	22.42%
December 31, 2018	3,929	$8.77	to	$24.95	$40,780	0.00%	0.00%	to	0.60%	-9.27%		to	-8.72%
December 31, 2017	3,902	$9.67	to	$27.33	$44,031	0.00%	0.00%	to	0.60%	12.33%		to	13.00%
December 31, 2016	4,132	$8.61	to	$24.19	$40,470	0.00%	0.00%	to	0.60%	25.75%		to	26.50%
December 31, 2015	4,239	$6.84	to	$19.12	$31,692	0.00%	0.00%	to	0.60%	-4.33%		to	0.86%

	T. Rowe Price International Stock Portfolio
December 31, 2019	19,186	$1.60	to	$2.07	$39,232	2.37%	0.20%	to	0.90%	26.63%		to	27.52%
December 31, 2018	22,353	$1.26	to	$1.63	$36,033	1.35%	0.20%	to	0.90%	-14.98%		to	-14.37%
December 31, 2017	22,877	$1.48	to	$1.91	$43,157	1.09%	0.20%	to	0.90%	26.74%		to	27.63%
December 31, 2016	23,920	$1.17	to	$1.50	$35,577	1.07%	0.20%	to	0.90%	1.22%		to	1.93%
December 31, 2015	24,567	$1.16	to	$1.48	$35,979	0.96%	0.20%	to	0.90%	-1.78%		to	-1.09%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2019	1,561	$2.00	to	$2.76	$3,262	0.46%	0.20%	to	0.90%	34.31%		to	35.25%
December 31, 2018	1,566	$1.49	to	$2.05	$2,437	0.55%	0.20%	to	0.90%	-3.45%		to	-2.77%
December 31, 2017	1,748	$1.54	to	$2.12	$2,811	0.39%	0.20%	to	0.90%	26.74%		to	27.63%
December 31, 2016	1,891	$1.22	to	$1.67	$2,383	0.51%	0.20%	to	0.90%	-0.40%		to	0.30%
December 31, 2015	2,261	$1.22	to	$1.67	$2,982	0.64%	0.20%	to	0.90%	4.41%	(3)	to	5.13%

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2019	2,071	$2.30	to	$3.87	$6,383	0.00%	0.20%	to	0.90%	36.92%		to	37.87%
December 31, 2018	2,119	$1.68	to	$2.82	$4,839	0.09%	0.20%	to	0.90%	1.75%		to	2.46%
December 31, 2017	2,065	$1.65	to	$2.76	$4,561	0.11%	0.20%	to	0.90%	30.23%		to	31.14%
December 31, 2016	2,065	$1.27	to	$2.11	$3,363	0.04%	0.20%	to	0.90%	1.53%		to	2.24%
December 31, 2015	2,291	$1.25	to	$2.07	$3,730	0.15%	0.20%	to	0.90%	6.61%	(3)	to	7.35%

	American Century VP Value Fund (Class I)
December 31, 2019	1,505	$3.96	to	$4.72	$6,412	2.12%	0.20%	to	0.90%	25.90%		to	26.78%
December 31, 2018	1,590	$3.14	to	$3.72	$5,379	1.66%	0.20%	to	0.90%	-9.97%		to	-9.33%
December 31, 2017	1,603	$3.48	to	$4.11	$6,024	1.66%	0.20%	to	0.90%	7.78%		to	8.53%
December 31, 2016	1,683	$3.22	to	$3.78	$5,848	1.69%	0.20%	to	0.90%	19.41%		to	20.24%
December 31, 2015	2,133	$2.69	to	$3.15	$6,148	2.13%	0.20%	to	0.90%	-4.74%		to	-4.08%	(3)

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2019	994	$2.13	to	$2.37	$2,137	0.00%	0.20%	to	0.90%	30.27%		to	31.18%
December 31, 2018	1,190	$1.63	to	$1.81	$1,988	0.00%	0.20%	to	0.90%	-6.22%		to	-5.56%
December 31, 2017	1,262	$1.74	to	$1.91	$2,244	0.00%	0.20%	to	0.90%	20.31%		to	21.16%
December 31, 2016	1,871	$1.45	to	$1.58	$2,802	0.00%	0.20%	to	0.90%	3.24%		to	3.96%
December 31, 2015	3,427	$1.40	to	$1.52	$5,059	0.00%	0.20%	to	0.90%	-3.53%		to	-2.85%

	American Century VP Income & Growth Fund (Class I)
December 31, 2019	344	$2.90	to	$2.90	$997	2.09%	0.20%	to	0.20%	23.70%		to	23.70%
December 31, 2018	344	$2.34	to	$2.34	$806	1.92%	0.20%	to	0.20%	-7.05%		to	-7.05%
December 31, 2017	349	$2.52	to	$2.52	$880	2.32%	0.20%	to	0.20%	20.25%		to	20.25%
December 31, 2016	570	$2.10	to	$2.10	$1,195	2.35%	0.20%	to	0.20%	13.26%		to	13.26%
December 31, 2015	698	$1.85	to	$1.85	$1,293	2.12%	0.20%	to	0.20%	-5.81%		to	-5.81%

	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
December 31, 2019	1,123	$3.54	to	$3.54	$3,977	0.63%	0.20%	to	0.20%	19.94%		to	19.94%
December 31, 2018	1,103	$2.95	to	$2.95	$3,258	0.57%	0.20%	to	0.20%	-15.66%		to	-15.66%
December 31, 2017	1,034	$3.50	to	$3.50	$3,621	1.26%	0.20%	to	0.20%	15.15%		to	15.15%
December 31, 2016	644	$3.04	to	$3.04	$1,959	1.31%	0.20%	to	0.20%	15.24%		to	15.24%
December 31, 2015	118	$2.64	to	$2.64	$313	0.60%	0.20%	to	0.20%	-2.48%		to	-2.48%

	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)
December 31, 2019	505	$1.30	to	$1.30	$656	0.00%	0.20%	to	0.20%	21.54%		to	21.54%
December 31, 2018	507	$1.07	to	$1.07	$542	0.00%	0.20%	to	0.20%	-19.23%		to	-19.23%
December 31, 2017	532	$1.32	to	$1.32	$704	0.00%	0.20%	to	0.20%	24.42%		to	24.42%
December 31, 2016	1,690	$1.06	to	$1.06	$1,797	0.00%	0.20%	to	0.20%	16.84%		to	16.84%
December 31, 2015	3,011	$0.91	to	$0.91	$2,739	0.00%	0.20%	to	0.20%	-2.48%		to	-2.48%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2019	21,311	$3.46	to	$36.54	$109,038	0.00%	0.00%	to	0.90%	5.61%		to	22.79%
December 31, 2018	20,845	$2.84	to	$29.76	$81,039	0.00%	0.00%	to	0.90%	-18.54%		to	-13.79%
December 31, 2017	20,759	$3.32	to	$34.52	$87,405	0.00%	0.00%	to	0.90%	9.76%		to	12.19%
December 31, 2016	20,975	$2.99	to	$30.77	$76,691	0.00%	0.00%	to	0.90%	24.34%		to	25.45%
December 31, 2015	22,320	$2.40	to	$24.52	$62,891	0.00%	0.00%	to	0.90%	-7.17%		to	-5.36%	(3)

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2019	898	$16.29	to	$26.56	$20,683	0.00%	0.00%	to	0.25%	10.14%		to	28.93%
December 31, 2018	781	$12.67	to	$20.60	$14,419	0.00%	0.00%	to	0.25%	-13.00%		to	-5.35%
December 31, 2017	685	$13.42	to	$21.77	$13,981	0.00%	0.00%	to	0.25%	29.96%		to	30.28%
December 31, 2016	646	$10.32	to	$16.71	$10,266	0.00%	0.00%	to	0.25%	1.36%		to	1.61%
December 31, 2015	571	$10.19	to	$16.44	$9,093	0.00%	0.00%	to	0.25%	1.47%	(3)	to	6.27%

	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)
December 31, 2019	67	$3.92	to	$3.92	$263	0.34%	0.20%	to	0.20%	24.59%		to	24.59%
December 31, 2018	110	$3.14	to	$3.14	$347	0.46%	0.20%	to	0.20%	-8.80%		to	-8.80%
December 31, 2017	112	$3.45	to	$3.45	$386	0.56%	0.20%	to	0.20%	11.34%		to	11.34%
December 31, 2016	111	$3.10	to	$3.10	$344	1.20%	0.20%	to	0.20%	22.96%		to	22.96%
December 31, 2015	116	$2.52	to	$2.52	$293	0.28%	0.20%	to	0.20%	-2.32%		to	-2.32%

A88

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	Invesco V.I. Managed Volatility Fund (Series I)
December 31, 2019	23	$2.16	to	$2.16		$50	1.16%	0.20%	to	0.20%		18.35%	to	18.35%
December 31, 2018	29	$1.82	to	$1.82		$53	1.45%	0.20%	to	0.20%		-11.18%	to	-11.18%
December 31, 2017	51	$2.05	to	$2.05		$105	1.35%	0.20%	to	0.20%		10.34%	to	10.34%
December 31, 2016	49	$1.86	to	$1.86		$92	1.97%	0.20%	to	0.20%		10.40%	to	10.40%
December 31, 2015	49	$1.69	to	$1.69		$82	1.45%	0.20%	to	0.20%		-2.35%	to	-2.35%

	Invesco V.I. Technology Fund (Series I)
December 31, 2019	366	$0.98	to	$0.98		$360	0.00%	0.20%	to	0.20%		35.61%	to	35.61%
December 31, 2018	1,391	$0.73	to	$0.73		$1,010	0.00%	0.20%	to	0.20%		-0.66%	to	-0.66%
December 31, 2017	1,480	$0.73	to	$0.73		$1,081	0.00%	0.20%	to	0.20%		34.85%	to	34.85%
December 31, 2016	1,778	$0.54	to	$0.54		$963	0.00%	0.20%	to	0.20%		-0.93%	to	-0.93%
December 31, 2015	1,458	$0.55	to	$0.55		$797	0.00%	0.20%	to	0.20%		6.61%	to	6.61%

	Janus Henderson VIT Enterprise Portfolio (Service Shares)
December 31, 2019	449	$2.76	to	$2.76		$1,239	0.05%	0.20%	to	0.20%		34.89%	to	34.89%
December 31, 2018	417	$2.05	to	$2.05		$853	0.14%	0.20%	to	0.20%		-0.86%	to	-0.86%
December 31, 2017	377	$2.06	to	$2.06		$779	0.62%	0.20%	to	0.20%		26.83%	to	26.83%
December 31, 2016	225	$1.63	to	$1.63		$366	0.77%	0.20%	to	0.20%		11.88%	to	11.88%
December 31, 2015	270	$1.45	to	$1.45		$393	0.71%	0.20%	to	0.20%		3.56%	to	3.56%

	Janus Henderson VIT Balanced Portfolio (Service Shares)
December 31, 2019	357	$3.52	to	$3.52		$1,256	1.47%	0.20%	to	0.20%		22.03%	to	22.03%
December 31, 2018	436	$2.88	to	$2.88		$1,257	1.61%	0.20%	to	0.20%		0.23%	to	0.23%
December 31, 2017	565	$2.87	to	$2.87		$1,625	1.40%	0.20%	to	0.20%		17.90%	to	17.90%
December 31, 2016	544	$2.44	to	$2.44		$1,327	2.14%	0.20%	to	0.20%		4.12%	to	4.12%
December 31, 2015	371	$2.34	to	$2.34		$868	1.31%	0.20%	to	0.20%		0.21%	to	0.21%

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)
December 31, 2019	24	$1.80	to	$1.80		$43	0.00%	0.20%	to	0.20%		38.73%	to	38.73%
December 31, 2018	29	$1.29	to	$1.29		$37	0.00%	0.20%	to	0.20%		-6.49%	to	-6.49%
December 31, 2017	32	$1.38	to	$1.38		$44	0.00%	0.20%	to	0.20%		28.19%	to	28.19%
December 31, 2016	38	$1.08	to	$1.08		$41	0.00%	0.20%	to	0.20%		1.88%	to	1.88%
December 31, 2015	44	$1.06	to	$1.06		$46	0.00%	0.20%	to	0.20%		6.13%	to	6.13%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2019	1,954	$3.06	to	$3.06		$5,974	0.31%	0.25%	to	0.25%		34.89%	to	34.89%
December 31, 2018	2,039	$2.27	to	$2.27		$4,622	0.35%	0.25%	to	0.25%		-3.08%	to	-3.08%
December 31, 2017	2,294	$2.34	to	$2.34		$5,366	0.24%	0.25%	to	0.25%		27.24%	to	27.24%
December 31, 2016	2,537	$1.84	to	$1.84		$4,664	0.38%	0.25%	to	0.25%		0.02%	to	0.02%
December 31, 2015	2,681	$1.84	to	$1.84		$4,928	0.46%	0.25%	to	0.25%		4.81%	to	4.81%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2019	25,000	$4.04	to	$54.11		$133,656	0.00%	0.00%	to	0.90%		10.22%	to	37.71%
December 31, 2018	25,487	$2.96	to	$39.29		$95,018	0.00%	0.00%	to	0.90%		-13.48%	to	-7.84%
December 31, 2017	25,778	$3.24	to	$42.63		$100,433	0.00%	0.00%	to	0.90%		21.35%	to	22.43%
December 31, 2016	26,137	$2.67	to	$34.82		$81,059	0.00%	0.00%	to	0.90%		3.39%	to	4.32%
December 31, 2015	26,778	$2.58	to	$33.38		$78,820	0.00%	0.00%	to	0.90%		-7.66%	to	-2.36%	(3)

	Janus Henderson VIT Overseas Portfolio (Service Shares)
December 31, 2019	1,455	$1.91	to	$13.37		$8,489	1.87%	0.00%	to	0.25%		10.91%	to	26.71%
December 31, 2018	1,455	$1.51	to	$10.58		$6,368	1.63%	0.00%	to	0.25%		-15.35%	to	-15.14%
December 31, 2017	1,456	$1.78	to	$12.50		$8,013	1.59%	0.00%	to	0.25%		30.48%	to	30.80%
December 31, 2016	1,294	$1.36	to	$9.58		$4,997	5.05%	0.00%	to	0.25%		-6.94%	to	-6.71%
December 31, 2015	1,409	$1.47	to	$7.39	(3)	$4,999	0.52%	0.00%	to	0.20%	(3)	-16.71%	to	-8.80%	(3)

	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	11,167	$2.30	to	$29.05		$34,209	0.00%	0.00%	to	0.90%		12.13%	to	32.38%
December 31, 2018	11,257	$1.75	to	$21.94		$26,463	0.00%	0.00%	to	0.90%		-13.59%	to	-12.81%
December 31, 2017	11,071	$2.03	to	$25.17		$29,635	0.00%	0.00%	to	0.90%		34.60%	to	35.81%
December 31, 2016	10,783	$1.51	to	$18.53		$21,057	0.00%	0.00%	to	0.90%		-4.44%	to	-3.58%
December 31, 2015	10,892	$1.58	to	$19.22		$21,917	0.00%	0.00%	to	0.90%		-5.89%	to	3.37%

A89

Note 7:	Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest				Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	M Large Cap Growth Fund
December 31, 2019	122		$18.15		to	$50.47	$4,566		0.00%	0.00%	to	0.25%		35.75%	to	36.09%
December 31, 2018	126		$13.37		to	$37.09	$3,787		0.00%	0.00%	to	0.25%		-5.19%	to	-4.95%
December 31, 2017	110		$14.10		to	$39.02	$4,027		0.00%	0.00%	to	0.25%		38.63%	to	38.97%
December 31, 2016	123		$10.17		to	$28.08	$3,310		0.00%	0.00%	to	0.25%		-2.56%	to	-2.32%
December 31, 2015	111		$10.44		to	$28.74	$3,193		0.03%	0.00%	to	0.25%		5.13%	to	7.70%

	M Capital Appreciation Fund
December 31, 2019	58		$15.62		to	$47.05	$1,781		0.35%	0.00%	to	0.25%		28.53%	to	28.85%
December 31, 2018	49		$12.15		to	$36.51	$1,299		0.32%	0.00%	to	0.25%		-14.36%	to	-14.15%
December 31, 2017	39		$14.19		to	$42.53	$1,386		0.00%	0.00%	to	0.25%		18.72%	to	19.02%
December 31, 2016	48		$11.95		to	$35.74	$1,502		0.00%	0.00%	to	0.25%		20.76%	to	21.06%
December 31, 2015	77		$9.90		to	$29.52	$2,283		0.00%	0.00%	to	0.25%		-6.58%	to	-0.63%

	M International Equity Fund
December 31, 2019	142		$11.60		to	$19.93	$2,488		3.26%	0.00%	to	0.25%		20.03%	to	20.32%
December 31, 2018	102		$9.66		to	$16.56	$1,521		1.48%	0.00%	to	0.25%		-20.77%	to	-20.57%
December 31, 2017	103		$12.20		to	$20.85	$2,053		1.69%	0.00%	to	0.25%		23.74%	to	24.05%
December 31, 2016	109		$9.86		to	$16.81	$1,737		1.34%	0.00%	to	0.25%		-0.30%	to	-0.05%
December 31, 2015	88		$9.89		to	$16.82	$1,478		1.75%	0.00%	to	0.25%		-3.94%	to	-0.27%

	M Large Cap Value Fund
December 31, 2019	143		$13.62		to	$32.69	$3,570		1.87%	0.00%	to	0.25%		21.21%	to	21.52%
December 31, 2018	125		$11.24		to	$26.90	$2,708		1.56%	0.00%	to	0.25%		-12.29%	to	-12.07%
December 31, 2017	95		$12.81		to	$30.60	$2,727		1.55%	0.00%	to	0.25%		14.71%	to	14.99%
December 31, 2016	107		$11.17		to	$26.61	$2,683		2.01%	0.00%	to	0.25%		9.37%	to	9.64%
December 31, 2015	110		$24.27	(3)	to	$24.27	$2,678		1.39%	0.00%	to	0.00%	(3)	-0.66%	to	-0.66%	(3)

	ProFund VP Asia 30
December 31, 2019	1		$4.07		to	$4.07	$3		0.25%	0.25%	to	0.25%		25.99%	to	25.99%
December 31, 2018	1		$3.23		to	$3.23	$2		0.47%	0.25%	to	0.25%		-18.80%	to	-18.80%
December 31, 2017	1		$3.98		to	$3.98	$3		0.00%	0.25%	to	0.25%		32.54%	to	32.54%
December 31, 2016	1		$3.00		to	$3.00	$2		1.19%	0.25%	to	0.25%		0.39%	to	0.39%
December 31, 2015	1		$2.99		to	$2.99	$2		0.28%	0.25%	to	0.25%		-9.60%	to	-9.60%

	ProFund VP Basic Materials
December 31, 2019	—	(1)	$3.02		to	$3.02	$1		0.35%	0.25%	to	0.25%		17.43%	to	17.43%
December 31, 2018	—	(1)	$2.58		to	$2.58	$1		0.38%	0.25%	to	0.25%		-17.86%	to	-17.86%
December 31, 2017	—	(1)	$3.14		to	$3.14	$1		0.42%	0.25%	to	0.25%		22.65%	to	22.65%
December 31, 2016	—	(1)	$2.56		to	$2.56	$1		0.42%	0.25%	to	0.25%		18.20%	to	18.20%
December 31, 2015	—	(1)	$2.16		to	$2.16	$—	(1)	0.54%	0.25%	to	0.25%		-14.13%	to	-14.13%

	ProFund VP Bear
December 31, 2019	—		$0.13		to	$0.13	$—		0.00%	0.25%	to	0.25%		-23.10%	to	-23.10%
December 31, 2018	—		$0.17		to	$0.17	$—		0.00%	0.25%	to	0.25%		3.78%	to	3.78%
December 31, 2017	—		$0.16		to	$0.16	$—		0.00%	0.25%	to	0.25%		-18.18%	to	-18.18%
December 31, 2016	—		$0.20		to	$0.20	$—		0.00%	0.25%	to	0.25%		-13.26%	to	-13.26%
December 31, 2015	—		$0.23		to	$0.23	$—		0.00%	0.25%	to	0.25%		-5.15%	to	-5.15%

	ProFund VP Biotechnology
December 31, 2019	—	(1)	$6.85		to	$6.85	$3		0.00%	0.25%	to	0.25%		16.17%	to	16.17%
December 31, 2018	1		$5.90		to	$5.90	$3		0.00%	0.25%	to	0.25%		-6.98%	to	-6.98%
December 31, 2017	1		$6.34		to	$6.34	$3		0.00%	0.25%	to	0.25%		22.24%	to	22.24%
December 31, 2016	1		$5.19		to	$5.19	$3		0.00%	0.25%	to	0.25%		-15.69%	to	-15.69%
December 31, 2015	1		$6.15		to	$6.15	$4		0.00%	0.25%	to	0.25%		3.04%	to	3.04%

	ProFund VP UltraBull
December 31, 2019	75		$6.76		to	$6.76	$510		0.30%	0.25%	to	0.25%		59.77%	to	59.77%
December 31, 2018	50		$4.23		to	$4.23	$211		0.00%	0.25%	to	0.25%		-15.72%	to	-15.72%
December 31, 2017	60		$5.02		to	$5.02	$303		0.00%	0.25%	to	0.25%		40.67%	to	40.67%
December 31, 2016	184		$3.57		to	$3.57	$658		0.00%	0.25%	to	0.25%		18.30%	to	18.30%
December 31, 2015	98		$3.02		to	$3.02	$296		0.00%	0.25%	to	0.25%		-3.13%	to	-3.13%
A90

Note 7:	Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Services
December 31, 2019	1		$4.30	to	$4.30	$2		0.00%	0.25%	to	0.25%	24.33%	to	24.33%
December 31, 2018	1		$3.46	to	$3.46	$2		0.00%	0.25%	to	0.25%	0.36%	to	0.36%
December 31, 2017	1		$3.44	to	$3.44	$3		0.00%	0.25%	to	0.25%	18.07%	to	18.07%
December 31, 2016	1		$2.92	to	$2.92	$3		0.00%	0.25%	to	0.25%	3.93%	to	3.93%
December 31, 2015	1		$2.81	to	$2.81	$3		0.00%	0.25%	to	0.25%	4.43%	to	4.43%

	ProFund VP Oil & Gas
December 31, 2019	—	(1)	$2.55	to	$2.55	$—	(1)	1.38%	0.25%	to	0.25%	8.24%	to	8.24%
December 31, 2018	—	(1)	$2.36	to	$2.36	$—	(1)	1.68%	0.25%	to	0.25%	-20.42%	to	-20.42%
December 31, 2017	—	(1)	$2.96	to	$2.96	$1		1.22%	0.25%	to	0.25%	-3.42%	to	-3.42%
December 31, 2016	—	(1)	$3.07	to	$3.07	$1		0.65%	0.25%	to	0.25%	23.88%	to	23.88%
December 31, 2015	2		$2.48	to	$2.48	$6		0.54%	0.25%	to	0.25%	-23.56%	to	-23.56%

	ProFund VP Europe 30
December 31, 2019	6		$2.29	to	$2.29	$13		2.83%	0.25%	to	0.25%	17.49%	to	17.49%
December 31, 2018	5		$1.95	to	$1.95	$10		2.47%	0.25%	to	0.25%	-14.34%	to	-14.34%
December 31, 2017	5		$2.28	to	$2.28	$12		1.77%	0.25%	to	0.25%	19.41%	to	19.41%
December 31, 2016	5		$1.91	to	$1.91	$10		2.23%	0.25%	to	0.25%	7.54%	to	7.54%
December 31, 2015	16		$1.78	to	$1.78	$29		4.70%	0.25%	to	0.25%	-11.10%	to	-11.10%

	ProFund VP Financials
December 31, 2019	1		$2.07	to	$2.07	$1		0.52%	0.25%	to	0.25%	29.95%	to	29.95%
December 31, 2018	1		$1.59	to	$1.59	$1		0.60%	0.25%	to	0.25%	-10.66%	to	-10.66%
December 31, 2017	7		$1.78	to	$1.78	$12		0.34%	0.25%	to	0.25%	17.89%	to	17.89%
December 31, 2016	7		$1.51	to	$1.51	$10		0.36%	0.25%	to	0.25%	15.04%	to	15.04%
December 31, 2015	7		$1.31	to	$1.31	$9		0.29%	0.25%	to	0.25%	-1.74%	to	-1.74%

	ProFund VP Health Care
December 31, 2019	1		$4.24	to	$4.24	$4		0.00%	0.25%	to	0.25%	19.07%	to	19.07%
December 31, 2018	1		$3.56	to	$3.56	$3		0.00%	0.25%	to	0.25%	4.17%	to	4.17%
December 31, 2017	1		$3.41	to	$3.41	$4		0.00%	0.25%	to	0.25%	20.62%	to	20.62%
December 31, 2016	1		$2.83	to	$2.83	$3		0.00%	0.25%	to	0.25%	-4.29%	to	-4.29%
December 31, 2015	1		$2.96	to	$2.96	$4		0.00%	0.25%	to	0.25%	4.76%	to	4.76%

	ProFund VP Japan
December 31, 2019	2		$2.53	to	$2.53	$6		0.14%	0.25%	to	0.25%	19.70%	to	19.70%
December 31, 2018	2		$2.11	to	$2.11	$5		0.00%	0.25%	to	0.25%	-11.86%	to	-11.86%
December 31, 2017	2		$2.40	to	$2.40	$5		0.00%	0.25%	to	0.25%	18.16%	to	18.16%
December 31, 2016	2		$2.03	to	$2.03	$5		0.00%	0.25%	to	0.25%	0.16%	to	0.16%
December 31, 2015	6		$2.02	to	$2.02	$12		0.00%	0.25%	to	0.25%	5.55%	to	5.55%

	ProFund VP Mid-Cap Growth
December 31, 2019	1		$4.24	to	$4.24	$2		0.00%	0.25%	to	0.25%	23.94%	to	23.94%
December 31, 2018	1		$3.42	to	$3.42	$2		0.00%	0.25%	to	0.25%	-12.20%	to	-12.20%
December 31, 2017	1		$3.89	to	$3.89	$2		0.00%	0.25%	to	0.25%	18.01%	to	18.01%
December 31, 2016	—	(1)	$3.30	to	$3.30	$2		0.00%	0.25%	to	0.25%	12.60%	to	12.60%
December 31, 2015	—	(1)	$2.93	to	$2.93	$1		0.00%	0.25%	to	0.25%	0.03%	to	0.03%

	ProFund VP Mid-Cap Value
December 31, 2019	1		$4.14	to	$4.14	$2		0.20%	0.25%	to	0.25%	23.77%	to	23.77%
December 31, 2018	1		$3.35	to	$3.35	$2		0.10%	0.25%	to	0.25%	-13.51%	to	-13.51%
December 31, 2017	—	(1)	$3.87	to	$3.87	$2		0.32%	0.25%	to	0.25%	10.33%	to	10.33%
December 31, 2016	—	(1)	$3.51	to	$3.51	$2		0.20%	0.25%	to	0.25%	24.03%	to	24.03%
December 31, 2015	—	(1)	$2.83	to	$2.83	$1		0.13%	0.25%	to	0.25%	-8.45%	to	-8.45%

	ProFund VP Government Money Market
December 31, 2019	800		$1.07	to	$1.07	$855		0.75%	0.25%	to	0.25%	0.51%	to	0.51%
December 31, 2018	1,413		$1.06	to	$1.06	$1,502		0.43%	0.25%	to	0.25%	0.16%	to	0.16%
December 31, 2017	1,678		$1.06	to	$1.06	$1,781		0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2016	1,054		$1.06	to	$1.06	$1,122		0.02%	0.25%	to	0.25%	-0.29%	to	-0.29%
December 31, 2015	1,355		$1.07	to	$1.07	$1,447		0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%

A91

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP NASDAQ-100
December 31, 2019	4		$6.91	to	$6.91	$26	0.00%	0.25%	to	0.25%	36.36%	to	36.36%
December 31, 2018	4		$5.07	to	$5.07	$21	0.00%	0.25%	to	0.25%	-2.12%	to	-2.12%
December 31, 2017	5		$5.18	to	$5.18	$23	0.00%	0.25%	to	0.25%	30.04%	to	30.04%
December 31, 2016	5		$3.98	to	$3.98	$20	0.00%	0.25%	to	0.25%	4.99%	to	4.99%
December 31, 2015	31		$3.79	to	$3.79	$119	0.00%	0.25%	to	0.25%	7.19%	to	7.19%

	ProFund VP Pharmaceuticals
December 31, 2019	—	(1)	$2.27	to	$2.27	$1	0.85%	0.25%	to	0.25%	13.76%	to	13.76%
December 31, 2018	—	(1)	$2.00	to	$2.00	$1	1.09%	0.25%	to	0.25%	-6.44%	to	-6.44%
December 31, 2017	—	(1)	$2.14	to	$2.14	$1	1.02%	0.25%	to	0.25%	10.08%	to	10.08%
December 31, 2016	—	(1)	$1.94	to	$1.94	$1	1.01%	0.25%	to	0.25%	-3.97%	to	-3.97%
December 31, 2015	—	(1)	$2.02	to	$2.02	$1	0.14%	0.25%	to	0.25%	4.18%	to	4.18%

	ProFund VP Precious Metals
December 31, 2019	1		$1.30	to	$1.30	$1	0.03%	0.25%	to	0.25%	45.61%	to	45.61%
December 31, 2018	1		$0.89	to	$0.89	$1	0.00%	0.25%	to	0.25%	-13.69%	to	-13.69%
December 31, 2017	1		$1.03	to	$1.03	$1	0.00%	0.25%	to	0.25%	5.02%	to	5.02%
December 31, 2016	1		$0.98	to	$0.98	$1	0.00%	0.25%	to	0.25%	55.43%	to	55.43%
December 31, 2015	8		$0.63	to	$0.63	$5	0.00%	0.25%	to	0.25%	-33.02%	to	-33.02%

	ProFund VP Real Estate
December 31, 2019	1		$3.54	to	$3.54	$3	1.67%	0.25%	to	0.25%	26.44%	to	26.44%
December 31, 2018	1		$2.80	to	$2.80	$3	2.72%	0.25%	to	0.25%	-5.93%	to	-5.93%
December 31, 2017	4		$2.98	to	$2.98	$13	0.98%	0.25%	to	0.25%	7.78%	to	7.78%
December 31, 2016	4		$2.76	to	$2.76	$12	1.34%	0.25%	to	0.25%	5.46%	to	5.46%
December 31, 2015	16		$2.62	to	$2.62	$41	0.67%	0.25%	to	0.25%	0.07%	to	0.07%

	ProFund VP Short NASDAQ-100
December 31, 2019	—		$0.06	to	$0.06	$—	0.00%	0.25%	to	0.25%	-28.09%	to	-28.09%
December 31, 2018	—		$0.08	to	$0.08	$—	0.00%	0.25%	to	0.25%	-2.99%	to	-2.99%
December 31, 2017	—		$0.08	to	$0.08	$—	0.00%	0.00%	to	0.00%	-25.23%	to	-25.23%
December 31, 2016	—		$0.11	to	$0.11	$—	0.00%	0.25%	to	0.25%	-10.22%	to	-10.22%
December 31, 2015	—		$0.12	to	$0.12	$—	0.00%	0.25%	to	0.25%	-13.30%	to	-13.30%

	ProFund VP Short Small-Cap
December 31, 2019	—		$0.09	to	$0.09	$—	0.00%	0.25%	to	0.25%	-21.02%	to	-21.02%
December 31, 2018	—		$0.11	to	$0.11	$—	0.00%	0.25%	to	0.25%	10.16%	to	10.16%
December 31, 2017	—		$0.10	to	$0.10	$—	0.00%	0.00%	to	0.00%	-14.37%	to	-14.37%
December 31, 2016	—		$0.12	to	$0.12	$—	0.00%	0.25%	to	0.25%	-21.78%	to	-21.78%
December 31, 2015	—		$0.15	to	$0.15	$—	0.00%	0.25%	to	0.25%	-1.09%	to	-1.09%

	ProFund VP Small-Cap
December 31, 2019	2		$3.82	to	$3.82	$8	0.00%	0.25%	to	0.25%	23.30%	to	23.30%
December 31, 2018	2		$3.10	to	$3.10	$7	0.00%	0.25%	to	0.25%	-13.11%	to	-13.11%
December 31, 2017	3		$3.57	to	$3.57	$10	0.00%	0.25%	to	0.25%	12.15%	to	12.15%
December 31, 2016	3		$3.18	to	$3.18	$11	0.00%	0.25%	to	0.25%	19.39%	to	19.39%
December 31, 2015	32		$2.67	to	$2.67	$87	0.00%	0.25%	to	0.25%	-6.44%	to	-6.44%

	ProFund VP Small-Cap Growth
December 31, 2019	4		$4.85	to	$4.85	$19	0.00%	0.25%	to	0.25%	18.82%	to	18.82%
December 31, 2018	4		$4.08	to	$4.08	$15	0.00%	0.25%	to	0.25%	-5.99%	to	-5.99%
December 31, 2017	4		$4.34	to	$4.34	$15	0.00%	0.25%	to	0.25%	12.69%	to	12.69%
December 31, 2016	3		$3.85	to	$3.85	$13	0.00%	0.25%	to	0.25%	19.93%	to	19.93%
December 31, 2015	3		$3.21	to	$3.21	$10	0.00%	0.25%	to	0.25%	0.92%	to	0.92%

	ProFund VP Technology
December 31, 2019	—	(1)	$5.99	to	$5.99	$2	0.00%	0.25%	to	0.25%	44.82%	to	44.82%
December 31, 2018	—	(1)	$4.14	to	$4.14	$1	0.00%	0.25%	to	0.25%	-2.54%	to	-2.54%
December 31, 2017	—	(1)	$4.24	to	$4.24	$1	0.06%	0.25%	to	0.25%	34.85%	to	34.85%
December 31, 2016	—	(1)	$3.15	to	$3.15	$1	0.00%	0.25%	to	0.25%	12.06%	to	12.06%
December 31, 2015	—	(1)	$2.81	to	$2.81	$1	0.00%	0.25%	to	0.25%	2.15%	to	2.15%

A92

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Telecommunications
December 31, 2019	—	(1)	$1.95	to	$1.95	$1	3.26%	0.25%	to	0.25%	14.48%	to	14.48%
December 31, 2018	—	(1)	$1.70	to	$1.70	$1	8.92%	0.25%	to	0.25%	-15.32%	to	-15.32%
December 31, 2017	5		$2.01	to	$2.01	$10	5.01%	0.25%	to	0.25%	-2.37%	to	-2.37%
December 31, 2016	5		$2.06	to	$2.06	$10	1.60%	0.25%	to	0.25%	21.35%	to	21.35%
December 31, 2015	4		$1.70	to	$1.70	$8	1.67%	0.25%	to	0.25%	1.27%	to	1.27%

	ProFund VP U.S. Government Plus
December 31, 2019	5		$2.49	to	$2.49	$13	0.83%	0.25%	to	0.25%	17.93%	to	17.93%
December 31, 2018	5		$2.11	to	$2.11	$11	0.92%	0.25%	to	0.25%	-5.66%	to	-5.66%
December 31, 2017	5		$2.24	to	$2.24	$11	0.44%	0.25%	to	0.25%	9.21%	to	9.21%
December 31, 2016	5		$2.05	to	$2.05	$9	0.00%	0.25%	to	0.25%	-0.56%	to	-0.56%
December 31, 2015	4		$2.06	to	$2.06	$9	0.00%	0.25%	to	0.25%	-5.87%	to	-5.87%

	ProFund VP UltraMid-Cap
December 31, 2019	—		$8.85	to	$8.85	$—	0.00%	0.25%	to	0.25%	47.42%	to	47.42%
December 31, 2018	10		$6.00	to	$6.00	$58	0.00%	0.25%	to	0.25%	-26.95%	to	-26.95%
December 31, 2017	8		$8.22	to	$8.22	$66	0.00%	0.25%	to	0.25%	28.54%	to	28.54%
December 31, 2016	24		$6.39	to	$6.39	$152	0.00%	0.25%	to	0.25%	37.57%	to	37.57%
December 31, 2015	15		$4.65	to	$4.65	$71	0.00%	0.25%	to	0.25%	-9.38%	to	-9.38%

	ProFund VP UltraNASDAQ-100
December 31, 2019	33		$22.89	to	$22.89	$765	0.00%	0.25%	to	0.25%	79.22%	to	79.22%
December 31, 2018	11		$12.77	to	$12.77	$134	0.00%	0.25%	to	0.25%	-9.86%	to	-9.86%
December 31, 2017	12		$14.17	to	$14.17	$176	0.00%	0.25%	to	0.25%	67.91%	to	67.91%
December 31, 2016	45		$8.44	to	$8.44	$379	0.00%	0.25%	to	0.25%	8.35%	to	8.35%
December 31, 2015	23		$7.79	to	$7.79	$178	0.00%	0.25%	to	0.25%	13.32%	to	13.32%

	ProFund VP UltraSmall-Cap
December 31, 2019	—		$6.43	to	$6.43	$—	0.00%	0.25%	to	0.25%	46.96%	to	46.96%
December 31, 2018	4		$4.37	to	$4.37	$19	0.00%	0.25%	to	0.25%	-27.13%	to	-27.13%
December 31, 2017	7		$6.00	to	$6.00	$44	0.00%	0.25%	to	0.25%	24.89%	to	24.89%
December 31, 2016	16		$4.81	to	$4.81	$76	0.00%	0.25%	to	0.25%	39.24%	to	39.24%
December 31, 2015	10		$3.45	to	$3.45	$36	0.00%	0.25%	to	0.25%	-13.19%	to	-13.19%

	ProFund VP Bull
December 31, 2019	7		$3.50	to	$3.50	$23	0.27%	0.25%	to	0.25%	28.56%	to	28.56%
December 31, 2018	7		$2.72	to	$2.72	$18	0.00%	0.25%	to	0.25%	-6.38%	to	-6.38%
December 31, 2017	7		$2.91	to	$2.91	$20	0.00%	0.25%	to	0.25%	19.04%	to	19.04%
December 31, 2016	7		$2.44	to	$2.44	$18	0.00%	0.25%	to	0.25%	9.39%	to	9.39%
December 31, 2015	26		$2.23	to	$2.23	$57	0.00%	0.25%	to	0.25%	-0.70%	to	-0.70%

	ProFund VP Utilities
December 31, 2019	—	(1)	$4.71	to	$4.71	$1	1.56%	0.25%	to	0.25%	22.57%	to	22.57%
December 31, 2018	—	(1)	$3.84	to	$3.84	$1	2.20%	0.25%	to	0.25%	2.63%	to	2.63%
December 31, 2017	—	(1)	$3.74	to	$3.74	$1	2.15%	0.25%	to	0.25%	10.36%	to	10.36%
December 31, 2016	—	(1)	$3.39	to	$3.39	$1	1.55%	0.25%	to	0.25%	14.79%	to	14.79%
December 31, 2015	—	(1)	$2.95	to	$2.95	$1	2.03%	0.25%	to	0.25%	-6.63%	to	-6.63%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	4,599		$19.34	to	$41.66	$128,763	0.00%	0.00%	to	0.90%	9.44%	to	28.23%
December 31, 2018	3,422		$15.12	to	$32.49	$82,095	0.00%	0.00%	to	0.90%	-10.51%	to	3.87%
December 31, 2017	2,611		$14.60	to	$31.28	$66,789	0.00%	0.00%	to	0.90%	18.83%	to	37.88%
December 31, 2016	2,049		$10.61	to	$22.69	$41,472	0.00%	0.00%	to	0.90%	1.78%	to	2.70%
December 31, 2015	1,764		$10.36	to	$22.09	$36,512	0.00%	0.00%	to	0.90%	2.56%	to	9.58%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	485		$15.30	to	$31.39	$14,942	0.00%	0.10%	to	0.25%	10.98%	to	31.08%
December 31, 2018	461		$11.69	to	$23.94	$10,830	0.00%	0.10%	to	0.25%	-4.99%	to	-4.85%
December 31, 2017	430		$12.30	to	$25.17	$10,808	0.00%	0.10%	to	0.25%	5.98%	to	6.14%
December 31, 2016	422		$11.61	to	$23.71	$10,002	0.00%	0.10%	to	0.25%	4.55%	to	4.71%
December 31, 2015	388		$11.10	to	$22.64	$8,792	0.00%	0.10%	to	0.25%	4.46%	to	11.04%

A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	677	$20.75	to	$20.80	$14,071	0.00%	0.10%	to	0.25%	6.27%		to	14.49%
December 31, 2018	606	$18.12	to	$18.20	$11,004	0.00%	0.10%	to	0.25%	-5.75%		to	-5.22%
December 31, 2017	541	$19.12	to	$19.23	$10,365	0.00%	0.10%	to	0.25%	11.86%		to	12.03%
December 31, 2016	491	$17.07	to	$17.19	$8,408	0.00%	0.10%	to	0.25%	3.58%		to	3.73%
December 31, 2015	456	$16.45	to	$16.60	$7,527	0.00%	0.10%	to	0.25%	-3.00%		to	0.54%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	1,273	$12.53	to	$22.13	$20,409	0.00%	0.10%	to	0.25%	10.59%		to	25.84%
December 31, 2018	737	$9.97	to	$17.58	$10,482	0.00%	0.10%	to	0.25%	-12.28%		to	-9.80%
December 31, 2017	467	$11.07	to	$19.50	$8,486	0.00%	0.10%	to	0.25%	16.26%		to	16.43%
December 31, 2016	409	$9.53	to	$16.74	$6,632	0.00%	0.10%	to	0.25%	5.86%		to	6.02%
December 31, 2015	365	$9.00	to	$15.79	$5,723	0.00%	0.10%	to	0.25%	-11.00%		to	-6.16%	(3)

	AST Small-Cap Value Portfolio
December 31, 2019	404	$14.04	to	$28.79	$11,604	0.00%	0.10%	to	0.25%	5.12%		to	21.86%
December 31, 2018	378	$11.54	to	$23.62	$8,927	0.00%	0.10%	to	0.25%	-17.28%		to	-17.16%
December 31, 2017	373	$13.95	to	$28.52	$10,643	0.00%	0.10%	to	0.25%	7.08%		to	7.24%
December 31, 2016	358	$13.02	to	$26.59	$9,471	0.00%	0.10%	to	0.25%	28.88%		to	29.07%
December 31, 2015	334	$10.10	to	$20.60	$6,888	0.00%	0.10%	to	0.25%	-5.21%		to	1.45%

	AST Mid-Cap Growth Portfolio
December 31, 2019	1,945	$14.63	to	$38.33	$38,396	0.00%	0.10%	to	0.25%	5.42%		to	30.03%
December 31, 2018	1,282	$11.27	to	$29.48	$21,264	0.00%	0.10%	to	0.25%	-11.91%		to	-4.44%
December 31, 2017	686	$11.81	to	$30.85	$14,463	0.00%	0.10%	to	0.25%	13.29%		to	26.96%
December 31, 2016	451	$9.32	to	$24.30	$8,815	0.00%	0.10%	to	0.25%	1.39%		to	1.54%
December 31, 2015	308	$9.19	to	$23.93	$6,773	0.00%	0.10%	to	0.25%	-8.45%		to	-2.35%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	2,752	$14.27	to	$21.77	$53,197	0.00%	0.00%	to	0.90%	8.95%		to	29.52%
December 31, 2018	2,435	$11.05	to	$16.81	$37,509	0.00%	0.00%	to	0.90%	-17.07%		to	-14.15%
December 31, 2017	2,269	$12.90	to	$19.58	$41,716	0.00%	0.00%	to	0.90%	18.13%		to	19.19%
December 31, 2016	2,205	$10.85	to	$16.43	$34,654	0.00%	0.00%	to	0.90%	18.82%		to	19.88%
December 31, 2015	2,084	$9.07	to	$13.70	$27,745	0.00%	0.00%	to	0.90%	-9.98%		to	-7.84%	(3)

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	1,173	$18.69	to	$38.03	$33,907	0.00%	0.00%	to	0.90%	9.38%		to	31.63%
December 31, 2018	1,036	$14.24	to	$28.92	$23,847	0.00%	0.00%	to	0.90%	-10.11%		to	-2.69%
December 31, 2017	943	$14.67	to	$29.75	$23,507	0.00%	0.00%	to	0.90%	31.80%		to	32.99%
December 31, 2016	845	$11.06	to	$22.39	$16,500	0.00%	0.00%	to	0.90%	4.64%		to	5.57%
December 31, 2015	870	$10.50	to	$21.23	$16,573	0.00%	0.00%	to	0.90%	4.02%	(3)	to	10.07%

	AST MFS Growth Portfolio
December 31, 2019	1,881	$19.35	to	$40.93	$44,193	0.00%	0.10%	to	0.25%	8.29%		to	37.64%
December 31, 2018	1,116	$14.08	to	$29.74	$20,170	0.00%	0.10%	to	0.25%	-11.85%		to	2.05%
December 31, 2017	622	$13.81	to	$29.14	$12,249	0.00%	0.10%	to	0.25%	14.80%		to	30.58%
December 31, 2016	386	$10.60	to	$22.32	$6,591	0.00%	0.10%	to	0.25%	1.66%		to	1.81%
December 31, 2015	207	$10.42	to	$21.92	$4,199	0.00%	0.10%	to	0.25%	3.26%		to	7.12%

	AST Small-Cap Growth Portfolio
December 31, 2019	1,171	$29.20	to	$32.42	$37,049	0.00%	0.00%	to	0.90%	5.56%		to	30.12%
December 31, 2018	1,102	$22.64	to	$24.92	$26,825	0.00%	0.00%	to	0.90%	-9.23%		to	-8.40%
December 31, 2017	1,148	$24.95	to	$27.20	$30,600	0.00%	0.00%	to	0.90%	22.81%		to	23.91%
December 31, 2016	1,071	$20.31	to	$21.95	$23,075	0.00%	0.00%	to	0.90%	11.08%		to	12.07%
December 31, 2015	1,050	$18.29	to	$19.59	$20,210	0.00%	0.00%	to	0.90%	-4.85%		to	0.79%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	1,426	$10.71	to	$14.60	$17,002	0.00%	0.10%	to	0.25%	2.74%		to	4.52%
December 31, 2018	910	$10.26	to	$13.97	$10,816	0.00%	0.10%	to	0.25%	0.28%		to	0.64%
December 31, 2017	633	$10.21	to	$13.88	$7,805	0.00%	0.10%	to	0.25%	0.68%		to	1.60%
December 31, 2016	424	$10.06	to	$13.66	$5,438	0.00%	0.10%	to	0.25%	1.38%		to	1.53%
December 31, 2015	223	$9.93	to	$13.46	$2,877	0.00%	0.10%	to	0.25%	-0.74%		to	0.38%
A94

Note 7:	Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)	Unit Value Lowest — Highest					Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	1,097	$12.92		to	$16.09		$17,651	0.00%	0.10%		to	0.25%		0.92%	to	16.75%
December 31, 2018	1,042	$11.09		to	$13.78		$14,360	0.00%	0.10%		to	0.25%		-16.86%	to	-16.74%
December 31, 2017	1,024	$16.55		to	$16.55		$16,957	0.00%	0.10%		to	0.10%		10.20%	to	10.20%
December 31, 2016	966	$15.02		to	$15.02		$14,503	0.00%	0.10%		to	0.10%		24.49%	to	24.49%
December 31, 2015	880	$12.07	(3)	to	$12.07		$10,617	0.00%	0.10%		to	0.10%	(3)	-23.60%	to	-19.33%	(3)

	AST MFS Global Equity Portfolio
December 31, 2019	2,293	$14.56		to	$33.20		$41,834	0.00%	0.10%		to	0.25%		8.30%	to	29.83%
December 31, 2018	1,628	$11.23		to	$25.57		$23,948	0.00%	0.10%		to	0.25%		-10.46%	to	-9.64%
December 31, 2017	1,053	$12.45		to	$28.30		$18,328	0.00%	0.10%		to	0.25%		11.40%	to	23.72%
December 31, 2016	654	$10.08		to	$22.88		$10,302	0.00%	0.10%		to	0.25%		6.84%	to	7.00%
December 31, 2015	405	$9.43		to	$21.38		$6,754	0.00%	0.10%		to	0.25%		-6.34%	to	2.10%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	1,981	$12.09		to	$19.36		$28,421	0.00%	0.10%		to	0.25%		8.54%	to	27.10%
December 31, 2018	1,488	$9.53		to	$15.23		$17,341	0.00%	0.10%		to	0.25%		-17.67%	to	-11.48%
December 31, 2017	938	$11.58		to	$18.47		$14,293	0.00%	0.10%		to	0.25%		15.77%	to	29.50%
December 31, 2016	590	$8.95		to	$14.26		$7,798	0.00%	0.10%		to	0.25%		1.68%	to	1.83%
December 31, 2015	474	$8.80		to	$14.01		$6,497	0.00%	0.10%		to	0.25%		-12.51%	to	-2.89%	(3)

	AST Templeton Global Bond Portfolio
December 31, 2019	986	$10.36		to	$14.75		$11,462	0.00%	0.10%		to	0.25%		-2.47%	to	1.50%
December 31, 2018	717	$10.22		to	$14.53		$8,429	0.00%	0.10%		to	0.25%		1.74%	to	2.56%
December 31, 2017	496	$10.04		to	$14.26		$5,995	0.00%	0.10%		to	0.25%		1.79%	to	1.94%
December 31, 2016	299	$9.87		to	$13.99		$3,840	0.00%	0.10%		to	0.25%		4.10%	to	4.25%
December 31, 2015	222	$9.48		to	$13.42		$2,861	0.00%	0.10%		to	0.25%		-5.21%	to	-4.71%	(3)

	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
December 31, 2019	177	$14.80		to	$25.12		$3,045	0.31%	0.00%		to	0.25%		8.80%	to	25.58%
December 31, 2018	136	$11.82		to	$20.00		$1,916	0.29%	0.00%		to	0.25%		-12.78%	to	-5.94%
December 31, 2017	41	$12.59		to	$21.27		$747	0.37%	0.00%		to	0.25%		17.81%	to	18.11%
December 31, 2016	28	$10.69		to	$17.85		$458	0.53%	0.10%		to	0.25%		9.37%	to	9.53%
December 31, 2015	20	$9.77		to	$16.30	(3)	$328	0.33%	0.10%	(3)	to	0.25%		-3.07%	to	-0.69%	(3)

	American Century VP Mid Cap Value Fund (Class I)
December 31, 2019	335	$31.40		to	$31.77		$10,543	2.06%	0.00%		to	0.10%		29.02%	to	29.15%
December 31, 2018	329	$24.34		to	$24.60		$8,009	1.43%	0.00%		to	0.10%		-12.92%	to	-12.84%
December 31, 2017	299	$27.95		to	$28.22		$8,360	1.55%	0.00%		to	0.10%		11.58%	to	11.69%
December 31, 2016	266	$25.05		to	$25.27		$6,680	1.72%	0.00%		to	0.10%		22.73%	to	22.85%
December 31, 2015	203	$20.41		to	$20.57		$4,147	1.67%	0.00%		to	0.10%		-3.04%	to	-1.43%

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
December 31, 2019	97	$15.18		to	$28.28		$2,025	1.16%	0.00%		to	0.25%		15.92%	to	34.01%
December 31, 2018	75	$11.35		to	$21.10		$1,207	1.44%	0.00%		to	0.25%		-10.17%	to	-4.64%
December 31, 2017	63	$11.94		to	$22.13		$1,089	0.88%	0.00%		to	0.25%		14.75%	to	15.04%
December 31, 2016	52	$10.40		to	$19.23		$807	0.95%	0.00%		to	0.25%		9.80%	to	10.08%
December 31, 2015	33	$9.47		to	$17.47		$526	0.73%	0.00%		to	0.25%		-6.51%	to	-3.42%	(3)

	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)
December 31, 2019	692	$12.57		to	$24.59		$10,522	0.36%	0.00%		to	0.25%		3.39%	to	19.86%
December 31, 2018	442	$10.51		to	$20.52		$5,697	0.29%	0.00%		to	0.25%		-17.35%	to	-15.68%
December 31, 2017	263	$12.50		to	$24.33		$4,320	0.56%	0.00%		to	0.25%		14.75%	to	15.04%
December 31, 2016	97	$10.89		to	$21.15		$1,550	0.71%	0.00%		to	0.25%		14.91%	to	15.20%
December 31, 2015	47	$9.48		to	$18.36		$808	0.41%	0.00%		to	0.25%		-6.23%	to	-2.52%	(3)

	MFS® Utilities Series (Initial Class)
December 31, 2019	1,227	$13.27		to	$22.09		$21,136	4.17%	0.00%		to	0.25%		2.69%	to	25.07%
December 31, 2018	899	$10.63		to	$17.67		$13,107	1.15%	0.00%		to	0.25%		-4.56%	to	1.06%
December 31, 2017	711	$10.55		to	$17.48		$10,705	4.49%	0.00%		to	0.25%		14.55%	to	14.83%
December 31, 2016	506	$9.21		to	$15.22		$7,056	3.97%	0.00%		to	0.25%		11.19%	to	11.47%
December 31, 2015	364	$8.28		to	$13.66		$4,854	4.42%	0.00%		to	0.25%		-17.36%	to	-4.95%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	4,208	$11.29	to	$14.28	$56,846	0.00%	0.00%	to	0.90%	0.35%	to	9.22%
December 31, 2018	3,997	$10.36	to	$13.07	$50,072	0.00%	0.00%	to	0.90%	-1.55%	to	-0.16%
December 31, 2017	4,311	$10.45	to	$13.16	$55,270	0.00%	0.00%	to	0.90%	3.43%	to	4.36%
December 31, 2016	4,379	$10.04	to	$12.61	$54,184	0.00%	0.00%	to	0.90%	3.30%	to	4.23%
December 31, 2015	4,261	$9.66	to	$12.10	$50,787	0.00%	0.00%	to	0.90%	-3.10%	to	-2.11%	(3)

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	1,688	$27.46	to	$27.46	$46,369	0.00%	0.25%	to	0.25%	20.54%	to	20.54%
December 31, 2018	1,216	$22.78	to	$22.78	$27,705	0.00%	0.25%	to	0.25%	-7.62%	to	-5.56%
December 31, 2017	1,000	$24.13	to	$24.13	$24,124	0.00%	0.25%	to	0.25%	15.12%	to	15.12%
December 31, 2016	818	$20.96	to	$20.96	$17,135	0.00%	0.25%	to	0.25%	7.27%	to	7.27%
December 31, 2015	652	$19.54	to	$19.54	$12,738	0.00%	0.25%	to	0.25%	-3.76%	to	1.69%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	3,721	$13.38	to	$21.99	$78,541	0.00%	0.00%	to	0.90%	9.00%	to	20.55%
December 31, 2018	3,680	$11.13	to	$18.24	$65,309	0.00%	0.00%	to	0.90%	-8.10%	to	-5.00%
December 31, 2017	3,720	$11.74	to	$19.20	$69,884	0.00%	0.00%	to	0.90%	12.58%	to	13.59%
December 31, 2016	3,879	$10.36	to	$16.91	$64,699	0.00%	0.00%	to	0.90%	5.58%	to	6.52%
December 31, 2015	3,955	$9.75	to	$15.87	$62,132	0.00%	0.00%	to	0.90%	-2.87%	to	2.04%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	9,821	$20.16	to	$22.08	$212,749	0.00%	0.00%	to	0.90%	5.40%	to	19.42%
December 31, 2018	8,850	$17.03	to	$18.49	$160,882	0.00%	0.00%	to	0.90%	-7.83%	to	-4.93%
December 31, 2017	8,244	$18.08	to	$19.45	$157,924	0.00%	0.00%	to	0.90%	8.89%	to	14.90%
December 31, 2016	7,941	$15.88	to	$16.92	$132,630	0.00%	0.00%	to	0.90%	5.35%	to	6.30%
December 31, 2015	7,510	$15.07	to	$15.92	$118,230	0.00%	0.00%	to	0.90%	-2.86%	to	0.48%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	1,938	$16.92	to	$18.52	$35,124	0.00%	0.00%	to	0.90%	6.66%	to	14.74%
December 31, 2018	1,889	$14.88	to	$16.14	$29,902	0.00%	0.00%	to	0.90%	-4.34%	to	-2.84%
December 31, 2017	1,768	$15.45	to	$16.62	$28,853	0.00%	0.00%	to	0.90%	5.98%	to	10.13%
December 31, 2016	2,396	$14.16	to	$15.09	$35,619	0.00%	0.00%	to	0.90%	4.58%	to	5.52%
December 31, 2015	1,687	$13.54	to	$14.30	$23,815	0.00%	0.00%	to	0.90%	-2.27%	to	0.14%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	454	$24.35	to	$24.35	$11,053	0.00%	0.25%	to	0.25%	6.01%	to	19.70%
December 31, 2018	352	$20.34	to	$20.34	$7,168	0.00%	0.25%	to	0.25%	-8.63%	to	-7.98%
December 31, 2017	318	$22.11	to	$22.11	$7,021	0.00%	0.25%	to	0.25%	8.93%	to	16.18%
December 31, 2016	262	$19.03	to	$19.03	$4,978	0.00%	0.25%	to	0.25%	3.99%	to	3.99%
December 31, 2015	214	$18.30	to	$18.30	$3,909	0.00%	0.25%	to	0.25%	-4.01%	to	0.74%

	AST Prudential Growth Allocation Portfolio
December 31, 2019	2,142	$27.28	to	$27.28	$58,428	0.00%	0.25%	to	0.25%	18.88%	to	18.88%
December 31, 2018	1,664	$22.95	to	$22.95	$38,174	0.00%	0.25%	to	0.25%	-10.12%	to	-7.83%
December 31, 2017	1,354	$24.90	to	$24.90	$33,715	0.00%	0.25%	to	0.25%	15.81%	to	15.81%
December 31, 2016	760	$21.50	to	$21.50	$16,346	0.00%	0.25%	to	0.25%	9.82%	to	9.82%
December 31, 2015	578	$19.58	to	$19.58	$11,306	0.00%	0.25%	to	0.25%	-4.30%	to	-0.86%	(3)

	AST Advanced Strategies Portfolio
December 31, 2019	577	$28.61	to	$28.61	$16,520	0.00%	0.25%	to	0.25%	5.82%	to	21.56%
December 31, 2018	437	$23.53	to	$23.53	$10,296	0.00%	0.25%	to	0.25%	-8.21%	to	-6.12%
December 31, 2017	372	$25.07	to	$25.07	$9,332	0.00%	0.25%	to	0.25%	9.92%	to	16.63%
December 31, 2016	303	$21.49	to	$21.49	$6,523	0.00%	0.25%	to	0.25%	6.84%	to	6.84%
December 31, 2015	251	$20.12	to	$20.12	$5,050	0.00%	0.25%	to	0.25%	-3.31%	to	0.55%

	AST AllianzGI World Trends Portfolio
December 31, 2019	289	$22.51	to	$22.51	$6,495	0.00%	0.25%	to	0.25%	17.75%	to	17.75%
December 31, 2018	241	$19.12	to	$19.12	$4,603	0.00%	0.25%	to	0.25%	-8.24%	to	-8.13%
December 31, 2017	206	$20.81	to	$20.81	$4,283	0.00%	0.25%	to	0.25%	15.94%	to	15.94%
December 31, 2016	181	$17.95	to	$17.95	$3,241	0.00%	0.25%	to	0.25%	4.55%	to	4.55%
December 31, 2015	147	$17.17	to	$17.17	$2,521	0.00%	0.25%	to	0.25%	-4.14%	to	-0.41%	(3)

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Global Strategies Portfolio
December 31, 2019	13,874	$14.53	to	$15.70	$214,371	0.00%	0.00%	to	0.90%	6.33%	to	17.62%
December 31, 2018	13,714	$12.46	to	$13.35	$180,505	0.00%	0.00%	to	0.90%	-6.76%	to	-5.28%
December 31, 2017	13,698	$13.27	to	$14.09	$190,644	0.00%	0.00%	to	0.90%	11.61%	to	12.61%
December 31, 2016	13,614	$11.89	to	$12.51	$168,562	0.00%	0.00%	to	0.90%	6.01%	to	6.96%
December 31, 2015	13,410	$11.22	to	$11.70	$155,517	0.00%	0.00%	to	0.90%	-5.91%	to	0.44%

	TOPS® Aggressive Growth ETF Portfolio (Class 2)
December 31, 2019	843	$13.94	to	$23.27	$14,296	1.51%	0.10%	to	0.25%	7.87%	to	24.24%
December 31, 2018	597	$11.23	to	$18.73	$8,635	1.02%	0.10%	to	0.25%	-12.73%	to	-9.97%
December 31, 2017	400	$12.50	to	$20.80	$6,800	1.38%	0.10%	to	0.25%	20.09%	to	20.27%
December 31, 2016	223	$10.40	to	$17.29	$3,486	1.12%	0.10%	to	0.25%	12.88%	to	13.05%
December 31, 2015	149	$9.22	to	$15.30	$2,196	1.13%	0.10%	to	0.25%	-8.60%	to	-3.76%

	TOPS® Balanced ETF Portfolio (Class 2)
December 31, 2019	1,220	$12.28	to	$16.51	$15,862	1.78%	0.10%	to	0.25%	6.30%	to	15.81%
December 31, 2018	844	$10.62	to	$14.26	$9,603	1.37%	0.10%	to	0.25%	-6.40%	to	-5.72%
December 31, 2017	473	$11.28	to	$15.12	$5,918	1.49%	0.10%	to	0.25%	6.59%	to	10.84%
December 31, 2016	289	$10.19	to	$13.64	$3,349	1.11%	0.10%	to	0.25%	7.65%	to	7.81%
December 31, 2015	126	$9.47	to	$12.66	$1,482	1.38%	0.10%	to	0.25%	-5.58%	to	-2.66%

	TOPS® Conservative ETF Portfolio (Class 2)
December 31, 2019	210	$11.69	to	$14.33	$2,549	1.87%	0.10%	to	0.25%	5.15%	to	11.59%
December 31, 2018	125	$10.49	to	$12.84	$1,376	1.44%	0.10%	to	0.25%	-3.74%	to	-2.78%
December 31, 2017	82	$10.81	to	$13.20	$946	0.75%	0.10%	to	0.25%	6.56%	to	6.72%
December 31, 2016	70	$10.14	to	$12.37	$749	0.42%	0.10%	to	0.25%	5.56%	to	5.72%
December 31, 2015	23	$9.61	to	$11.70	$243	1.52%	0.10%	to	0.25%	-4.07%	to	-2.19%

	TOPS® Growth ETF Portfolio (Class 2)
December 31, 2019	1,479	$13.41	to	$22.76	$23,853	1.75%	0.10%	to	0.25%	7.42%	to	21.95%
December 31, 2018	935	$11.01	to	$18.66	$12,855	1.35%	0.10%	to	0.25%	-10.86%	to	-8.87%
December 31, 2017	583	$12.10	to	$20.48	$9,360	1.44%	0.10%	to	0.25%	17.65%	to	17.82%
December 31, 2016	303	$10.29	to	$17.38	$4,507	1.38%	0.10%	to	0.25%	12.05%	to	12.21%
December 31, 2015	166	$9.18	to	$15.49	$2,469	1.65%	0.10%	to	0.25%	-8.78%	to	-4.44%

	TOPS® Moderate Growth ETF Portfolio (Class 2)
December 31, 2019	1,861	$12.91	to	$18.58	$27,432	1.81%	0.10%	to	0.25%	5.82%	to	18.79%
December 31, 2018	1,196	$10.88	to	$15.64	$15,251	1.45%	0.10%	to	0.25%	-8.50%	to	-6.98%
December 31, 2017	710	$11.72	to	$16.81	$10,369	1.24%	0.10%	to	0.25%	13.83%	to	14.00%
December 31, 2016	604	$10.29	to	$14.75	$8,171	0.93%	0.10%	to	0.25%	10.24%	to	10.41%
December 31, 2015	253	$9.34	to	$13.36	$2,963	2.03%	0.10%	to	0.25%	-7.13%	to	-3.53%

	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
December 31, 2019	407	$13.75	to	$14.30	$5,796	2.29%	0.10%	to	0.25%	6.19%	to	14.44%
December 31, 2018	319	$12.02	to	$12.52	$3,969	1.79%	0.10%	to	0.25%	-6.27%	to	-6.12%
December 31, 2017	287	$12.80	to	$13.35	$3,816	1.53%	0.10%	to	0.25%	10.31%	to	10.47%
December 31, 2016	245	$11.59	to	$12.11	$2,948	1.33%	0.10%	to	0.25%	5.96%	to	6.12%
December 31, 2015	194	$10.92	to	$11.42	$2,203	1.34%	0.10%	to	0.25%	-7.37%	to	-4.59%

	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
December 31, 2019	714	$14.45	to	$15.08	$10,735	2.03%	0.10%	to	0.25%	6.60%	to	16.96%
December 31, 2018	585	$12.36	to	$12.91	$7,531	1.57%	0.10%	to	0.25%	-8.95%	to	-8.52%
December 31, 2017	492	$13.55	to	$14.18	$6,963	1.64%	0.10%	to	0.25%	17.37%	to	17.54%
December 31, 2016	419	$11.53	to	$12.09	$5,053	1.15%	0.10%	to	0.25%	5.31%	to	5.46%
December 31, 2015	648	$10.93	to	$11.48	$7,275	1.48%	0.10%	to	0.25%	-11.85%	to	-9.24%

	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
December 31, 2019	703	$14.47	to	$15.10	$10,569	2.19%	0.10%	to	0.25%	5.79%	to	16.18%
December 31, 2018	511	$12.46	to	$13.02	$6,614	1.70%	0.10%	to	0.25%	-7.59%	to	-7.31%
December 31, 2017	359	$13.44	to	$14.06	$4,999	1.67%	0.10%	to	0.25%	13.56%	to	13.73%
December 31, 2016	315	$11.82	to	$12.38	$3,865	1.57%	0.10%	to	0.25%	6.05%	to	6.21%
December 31, 2015	259	$11.13	to	$11.68	$2,992	1.43%	0.10%	to	0.25%	-9.68%	to	-6.45%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Growth Fund (Class 2)
December 31, 2019	4,202	$18.29	to	$22.67	$79,616	0.88%	0.10%	to	0.25%	11.86%		to	30.64%
December 31, 2018	2,487	$14.02	to	$17.35	$36,244	0.56%	0.10%	to	0.25%	-11.23%		to	-0.35%
December 31, 2017	1,114	$14.09	to	$17.41	$16,527	0.64%	0.10%	to	0.25%	13.86%		to	28.16%
December 31, 2016	574	$11.01	to	$13.59	$6,725	1.03%	0.10%	to	0.25%	9.22%		to	9.38%
December 31, 2015	170	$10.08	to	$12.42	$1,918	0.99%	0.10%	to	0.25%	0.03%	(3)	to	6.75%

	American Funds IS Growth-Income Fund (Class 2)
December 31, 2019	4,932	$18.43	to	$20.69	$92,316	1.91%	0.10%	to	0.25%	9.27%		to	26.01%
December 31, 2018	3,377	$14.65	to	$16.42	$50,175	1.80%	0.10%	to	0.25%	-10.03%		to	-1.89%
December 31, 2017	1,886	$14.95	to	$16.73	$28,531	1.62%	0.10%	to	0.25%	13.18%		to	22.26%
December 31, 2016	1,325	$12.25	to	$13.69	$16,394	1.73%	0.10%	to	0.25%	11.24%		to	11.41%
December 31, 2015	707	$11.01	to	$12.28	$7,866	1.98%	0.10%	to	0.25%	-3.10%		to	1.35%

	American Funds IS International Fund (Class 2)
December 31, 2019	3,979	$12.72	to	$14.36	$51,563	1.62%	0.10%	to	0.25%	7.10%		to	22.76%
December 31, 2018	3,038	$10.37	to	$11.70	$32,039	2.22%	0.10%	to	0.25%	-13.35%		to	-11.18%
December 31, 2017	1,694	$11.97	to	$13.48	$20,650	1.59%	0.10%	to	0.25%	16.07%		to	32.01%
December 31, 2016	825	$9.08	to	$10.21	$7,636	2.35%	0.10%	to	0.25%	3.27%		to	3.43%
December 31, 2015	148	$8.79	to	$9.87	$1,377	2.78%	0.10%	to	0.25%	-12.57%		to	-0.66%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
December 31, 2019	2,344	$15.50	to	$19.51	$38,034	0.24%	0.10%	to	0.25%	30.95%		to	31.14%
December 31, 2018	1,544	$11.84	to	$14.88	$19,265	0.50%	0.10%	to	0.25%	-13.08%		to	-6.73%
December 31, 2017	937	$12.71	to	$15.95	$12,706	0.90%	0.10%	to	0.25%	21.28%		to	21.47%
December 31, 2016	535	$10.48	to	$13.13	$6,046	0.89%	0.10%	to	0.25%	7.46%		to	7.62%
December 31, 2015	217	$9.75	to	$12.20	$2,353	1.51%	0.10%	to	0.25%	-3.48%		to	3.98%

	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
December 31, 2019	2,164	$13.30	to	$15.98	$29,981	0.76%	0.10%	to	0.25%	4.45%		to	23.05%
December 31, 2018	1,460	$10.83	to	$12.99	$16,500	0.47%	0.10%	to	0.25%	-19.33%		to	-14.86%
December 31, 2017	829	$12.73	to	$15.26	$11,116	0.57%	0.10%	to	0.25%	20.24%		to	20.42%
December 31, 2016	430	$10.59	to	$12.67	$4,862	0.43%	0.10%	to	0.25%	11.64%		to	11.81%
December 31, 2015	197	$9.49	to	$11.33	$2,043	0.50%	0.10%	to	0.25%	-6.25%		to	-0.61%

	Franklin Income VIP Fund (Class 2)
December 31, 2019	1,215	$12.46	to	$14.11	$15,410	5.26%	0.10%	to	0.25%	15.77%		to	15.94%
December 31, 2018	858	$10.76	to	$12.17	$9,425	4.49%	0.10%	to	0.25%	-6.73%		to	-4.40%
December 31, 2017	480	$11.27	to	$12.73	$5,583	3.98%	0.10%	to	0.25%	9.40%		to	9.56%
December 31, 2016	270	$10.30	to	$11.62	$2,899	4.47%	0.10%	to	0.25%	13.74%		to	13.91%
December 31, 2015	114	$9.06	to	$10.20	$1,112	3.69%	0.10%	to	0.25%	-9.75%		to	-0.77%

	Franklin Mutual Shares VIP Fund (Class 2)
December 31, 2019	385	$12.66	to	$15.17	$5,024	1.82%	0.10%	to	0.25%	22.27%		to	22.45%
December 31, 2018	420	$10.35	to	$12.39	$4,489	2.59%	0.10%	to	0.25%	-9.29%		to	-9.16%
December 31, 2017	346	$11.41	to	$13.63	$4,081	2.43%	0.10%	to	0.25%	8.08%		to	8.24%
December 31, 2016	225	$10.56	to	$12.60	$2,467	2.15%	0.10%	to	0.25%	15.77%		to	15.94%
December 31, 2015	139	$9.12	to	$10.86	$1,332	5.09%	0.10%	to	0.25%	-9.31%		to	-5.03%	(3)

	Templeton Growth VIP Fund (Class 2)
December 31, 2019	590	$11.15	to	$12.33	$6,685	2.67%	0.10%	to	0.25%	14.87%		to	15.04%
December 31, 2018	400	$9.70	to	$10.72	$3,952	1.88%	0.10%	to	0.25%	-15.06%		to	-13.48%
December 31, 2017	225	$11.43	to	$12.60	$2,632	1.40%	0.10%	to	0.25%	18.20%		to	18.38%
December 31, 2016	113	$9.67	to	$10.64	$1,125	2.00%	0.10%	to	0.25%	9.35%		to	9.51%
December 31, 2015	63	$8.84	to	$9.72	$579	1.78%	0.10%	to	0.25%	-11.89%		to	-6.58%	(3)

	Hartford Capital Appreciation HLS Fund (Class IB)
December 31, 2019	117	$18.21	to	$18.21	$2,125	1.05%	0.10%	to	0.10%	30.83%		to	30.83%
December 31, 2018	98	$13.92	to	$13.92	$1,358	0.75%	0.10%	to	0.10%	-7.27%		to	-7.27%
December 31, 2017	78	$15.01	to	$15.01	$1,172	0.99%	0.10%	to	0.10%	21.69%		to	21.69%
December 31, 2016	62	$12.33	to	$12.33	$769	1.05%	0.10%	to	0.10%	5.14%		to	5.14%
December 31, 2015	46	$11.73	to	$11.73	$542	0.86%	0.10%	to	0.10%	-4.86%		to	0.69%
A98

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	Hartford Disciplined Equity HLS Fund (Class IB)
December 31, 2019	96	$22.62		to	$22.62	$2,176	0.74%	0.10%	to	0.10%		33.62%	to	33.62%
December 31, 2018	84	$16.93		to	$16.93	$1,415	0.52%	0.10%	to	0.10%		-2.33%	to	-2.33%
December 31, 2017	79	$17.33		to	$17.33	$1,361	0.81%	0.10%	to	0.10%		21.51%	to	21.51%
December 31, 2016	58	$14.26		to	$14.26	$829	0.80%	0.10%	to	0.10%		5.38%	to	5.38%
December 31, 2015	35	$13.53		to	$13.53	$472	0.87%	0.10%	to	0.10%		1.75%	to	6.49%

	Hartford Dividend and Growth HLS Fund (Class IB)
December 31, 2019	376	$19.80		to	$19.80	$7,449	1.93%	0.10%	to	0.10%		28.17%	to	28.17%
December 31, 2018	288	$15.45		to	$15.45	$4,453	1.89%	0.10%	to	0.10%		-5.66%	to	-5.66%
December 31, 2017	235	$16.38		to	$16.38	$3,854	1.56%	0.10%	to	0.10%		17.99%	to	17.99%
December 31, 2016	198	$13.88		to	$13.88	$2,750	2.28%	0.10%	to	0.10%		14.47%	to	14.47%
December 31, 2015	126	$12.12		to	$12.12	$1,529	2.36%	0.10%	to	0.10%		-3.85%	to	-1.51%

	Hartford Growth Opportunities HLS Fund (Class IB)
December 31, 2019	239	$22.82		to	$22.82	$5,462	0.00%	0.10%	to	0.10%		30.22%	to	30.22%
December 31, 2018	205	$17.53		to	$17.53	$3,595	0.00%	0.10%	to	0.10%		0.19%	to	0.19%
December 31, 2017	170	$17.49		to	$17.49	$2,977	0.00%	0.10%	to	0.10%		30.01%	to	30.01%
December 31, 2016	147	$13.45		to	$13.45	$1,976	0.16%	0.10%	to	0.10%		-0.87%	to	-0.87%
December 31, 2015	111	$13.57		to	$13.57	$1,510	0.00%	0.10%	to	0.10%		2.35%	to	11.36%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2019	3,103	$11.53		to	$12.51	$36,135	3.65%	0.10%	to	0.25%		9.93%	to	10.10%
December 31, 2018	1,913	$10.48		to	$11.37	$20,286	3.56%	0.10%	to	0.25%		-1.33%	to	-0.12%
December 31, 2017	899	$10.63		to	$11.50	$9,662	3.77%	0.10%	to	0.25%		4.20%	to	4.35%
December 31, 2016	411	$10.20		to	$11.02	$4,257	3.85%	0.10%	to	0.25%		3.97%	to	4.13%
December 31, 2015	129	$9.81		to	$10.59	$1,298	3.50%	0.10%	to	0.25%		-1.71%	to	-0.40%	(3)

	MFS® Value Series (Initial Class)
December 31, 2019	1,667	$15.19		to	$18.86	$26,311	2.26%	0.10%	to	0.25%		29.48%	to	29.67%
December 31, 2018	1,211	$11.73		to	$14.54	$14,787	1.65%	0.10%	to	0.25%		-11.10%	to	-10.18%
December 31, 2017	684	$13.08		to	$16.19	$9,379	2.07%	0.10%	to	0.25%		17.36%	to	17.53%
December 31, 2016	432	$11.15		to	$13.78	$5,122	2.20%	0.10%	to	0.25%		13.81%	to	13.98%
December 31, 2015	264	$9.79		to	$12.09	$2,747	2.17%	0.10%	to	0.25%		-2.81%	to	-0.84%	(3)

	Invesco V.I. Growth and Income Fund (Series I)
December 31, 2019	1,556	$15.29		to	$15.29	$23,787	1.97%	0.25%	to	0.25%		24.88%	to	24.88%
December 31, 2018	1,237	$12.24		to	$12.24	$15,145	2.17%	0.25%	to	0.25%		-15.07%	to	-13.60%
December 31, 2017	928	$14.17		to	$14.17	$13,154	1.66%	0.25%	to	0.25%		14.03%	to	14.03%
December 31, 2016	638	$12.43		to	$12.43	$7,923	1.23%	0.25%	to	0.25%		19.40%	to	19.40%
December 31, 2015	417	$10.41		to	$10.41	$4,344	4.18%	0.25%	to	0.25%		-5.48%	to	-3.30%	(3)

	Fidelity® VIP Index 500 Portfolio (Service Class 2)
December 31, 2019	6,085	$18.64		to	$18.64	$113,396	1.97%	0.25%	to	0.25%		9.23%	to	30.69%
December 31, 2018	3,696	$14.26		to	$14.26	$52,697	1.90%	0.25%	to	0.25%		-11.81%	to	-4.97%
December 31, 2017	1,560	$15.01		to	$15.01	$23,407	1.79%	0.25%	to	0.25%		13.05%	to	21.10%
December 31, 2016	1,116	$12.39		to	$12.39	$13,831	1.70%	0.25%	to	0.25%		11.30%	to	11.30%
December 31, 2015	670	$11.13		to	$11.13	$7,459	2.44%	0.25%	to	0.25%		-1.94%	to	5.14%

	American Funds IS Blue Chip Income and Growth Fund (Class 2)
December 31, 2019	1,283	$16.36		to	$16.36	$20,992	2.28%	0.25%	to	0.25%		21.08%	to	21.08%
December 31, 2018	971	$13.52		to	$13.52	$13,127	2.19%	0.25%	to	0.25%		-12.16%	to	-8.89%
December 31, 2017	702	$14.83		to	$14.83	$10,412	2.18%	0.25%	to	0.25%		16.75%	to	16.75%
December 31, 2016	562	$12.71		to	$12.71	$7,141	2.38%	0.25%	to	0.25%		18.40%	to	18.40%
December 31, 2015	265	$10.73		to	$10.73	$2,843	2.68%	0.25%	to	0.25%		-6.31%	to	3.26%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	322	$15.88		to	$35.18	$11,315	0.00%	0.10%	to	0.25%		9.95%	to	36.35%
December 31, 2018	303	$11.67		to	$25.80	$7,813	0.00%	0.10%	to	0.25%		-11.07%	to	-10.93%
December 31, 2017	287	$13.12		to	$28.97	$8,307	0.00%	0.10%	to	0.25%		27.37%	to	27.56%
December 31, 2016	279	$22.71		to	$22.71	$6,346	0.00%	0.10%	to	0.10%		7.59%	to	7.59%
December 31, 2015	254	$21.11	(3)	to	$21.11	$5,370	0.00%	0.10%	to	0.10%	(3)	-4.50%	to	1.23%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST International Value Portfolio (available April 24, 2015)
December 31, 2019	4,180	$10.96	to	$11.43	$47,342	0.00%	0.00%	to	0.90%	6.85%	to	20.02%
December 31, 2018	3,927	$9.21	to	$9.52	$37,131	0.00%	0.00%	to	0.90%	-16.89%	to	-11.48%
December 31, 2017	3,841	$11.08	to	$11.35	$43,363	0.00%	0.00%	to	0.90%	12.20%	to	22.81%
December 31, 2016	3,692	$9.11	to	$9.25	$34,006	0.00%	0.00%	to	0.90%	-0.31%	to	0.58%
December 31, 2015	3,580	$9.13	to	$9.22	$32,851	0.00%	0.00%	to	0.90%	-9.14%	to	-8.11%	(3)

	Calvert VP EAFE International Index Portfolio (Class F) (available August 20, 2018)
December 31, 2019	89	$10.76	to	$10.81	$961	3.72%	0.10%	to	0.25%	7.42%	to	20.70%
December 31, 2018	3	$8.95	to	$8.95	$30	0.00%	0.25%	to	0.25%	-10.99%	to	-10.99%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Calvert VP NASDAQ 100 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2019	228	$11.47	to	$11.85	$2,695	0.72%	0.10%	to	0.25%	14.66%	to	38.09%
December 31, 2018	3	$8.58	to	$8.58	$22	0.00%	0.25%	to	0.25%	-14.14%	to	-14.14%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Calvert VP S&P MidCap 400 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2019	227	$10.40	to	$10.58	$2,360	1.73%	0.10%	to	0.25%	6.02%	to	25.25%
December 31, 2018	10	$8.30	to	$8.30	$80	0.00%	0.25%	to	0.25%	-17.31%	to	-17.31%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.

A100

Note 7:	Financial Highlights (continued)

(2)	Amount is less than 0.01%.

(3)	Amounts for the year ended December 31, 2015 were revised in the December 31, 2016 financial statements to correct previously reported amounts.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

The expense ratio represents the annualized contract expenses of the Account for the period indicated and includes those expenses that are charged through a reduction of the unit value, which consists solely of the mortality and expense risk charges. These fees, which vary by contract, range from a maximum effective annual rate of up to 0.45% to 0.90%, and are applied daily against the net assets of each subaccount. Expenses of the underlying Portfolios and charges made directly to contract owner accounts through either the redemption of units or from premium payments are excluded.

Charges deducted from premium payments range from 0% to 22.5%. In addition, CVUL1 and CVUL2 contracts also deduct a $2 premium processing charge for each premium paid.

The percentage of the premium payment deducted consists of taxes attributable to premiums, any applicable sales charge, and any premium based administrative charge.

The charges made directly to the contract owner through the redemption of units depend on the product and the options or transactions selected by the contract owner. The following charges are made through the redemption of units.

•The Account charges from $0.00001 to $83.34 per $1,000 of basic insurance amount for the cost of insurance plus additional mortality for extra ratings of up to $2.08 per $1,000 of basic insurance amount.

•The Account charges surrender fees that range from 0% to 100% of the sales load target premium, except for Protector based contracts (VULP**, SVULP, and MPVULP), where the fees range from $0 to $54.56 per $1,000 of Basic Insurance Amount.

•The charge for withdrawals ranges from the lesser of $15 and 2% to the lesser of $25 and 2% of the withdrawal amount, except for VULPAS, PS3, VULP**, SVUL2, PCP, PCP2*, SVULP, MPVUL and MPVULP where the fee is up to $25.

•The Account charges monthly administrative fees that range from $3 to $30 per contract plus $0 to $10.00 per $1,000 of basic insurance amount, although it may be less for subsequent increases.

•The Account also charges up to $25 per change to the basic insurance amount, except for CVUL1 and CVUL2 where the charge is up to $15.

*     Includes the 2014, 2015, and 2019 versions of the product.
**    Includes the 2014, 2015, and 2018 versions of the product.

Expense Reimbursement

The Account is reimbursed for certain products by Pruco Life, on a non-guaranteed basis, for expenses incurred by The Prudential Series Fund in excess of the effective rate of 0.40% for the Prudential Stock Index Portfolio, 0.50% for the Prudential Value Portfolio, 0.55% for the Prudential Natural Resources Portfolio, and 0.65% for the Prudential High Yield Bond Portfolio of the average daily net assets of these portfolios. During the year ended December 31, 2019, there was no expense reimbursement.

A101

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Policy loans represent amounts borrowed by contract owners using the contract as the security for the loan.

Policy loan repayments and interest represent payments made by contract owners to reduce the total outstanding policy loan principal plus accrued interest.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the fixed rate option.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A102

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Variable Universal Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Variable Universal Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Variable Universal Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST T. Rowe Price Large-Cap Growth Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST Cohen & Steers Realty Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST J.P. Morgan Strategic Opportunities Portfolio (1)
Prudential Flexible Managed Portfolio (1)	AST T. Rowe Price Large-Cap Value Portfolio (1)
Prudential Conservative Balanced Portfolio (1)	AST Small-Cap Value Portfolio (1)
Prudential Value Portfolio (Class I) (1)	AST Mid-Cap Growth Portfolio (1)
Prudential High Yield Bond Portfolio (1)	AST Hotchkis & Wiley Large-Cap Value Portfolio (1)
Prudential Natural Resources Portfolio (Class I) (1)	AST Loomis Sayles Large-Cap Growth Portfolio (1)
Prudential Stock Index Portfolio (1)	AST MFS Growth Portfolio (1)
Prudential Global Portfolio (1)	AST Small-Cap Growth Portfolio (1)
Prudential Government Income Portfolio (1)	AST BlackRock Low Duration Bond Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST T. Rowe Price Natural Resources Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	AST MFS Global Equity Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	AST J.P. Morgan International Equity Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST Templeton Global Bond Portfolio (1)
MFS® Growth Series (Initial Class) (1)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (1)
American Century VP Value Fund (Class I) (1)	American Century VP Mid Cap Value Fund (Class I) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) (1)
American Century VP Income & Growth Fund (Class I) (1)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares) (1)
BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares) (1)	MFS® Utilities Series (Initial Class) (1)
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares) (1)	AST BlackRock/Loomis Sayles Bond Portfolio (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST T. Rowe Price Asset Allocation Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST Wellington Management Hedged Equity Portfolio (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares) (1)	AST Balanced Asset Allocation Portfolio (1)
Invesco V.I. Managed Volatility Fund (Series I) (1)	AST Preservation Asset Allocation Portfolio (1)
Invesco V.I. Technology Fund (Series I) (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)
Janus Henderson VIT Enterprise Portfolio (Service Shares) (1)	AST Prudential Growth Allocation Portfolio (1)
Janus Henderson VIT Balanced Portfolio (Service Shares) (1)	AST Advanced Strategies Portfolio (1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II) (1)	AST AllianzGI World Trends Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST BlackRock Global Strategies Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	TOPS® Aggressive Growth ETF Portfolio (Class 2) (1)
Janus Henderson VIT Overseas Portfolio (Service Shares) (1)	TOPS® Balanced ETF Portfolio (Class 2) (1)
Prudential SP International Growth Portfolio (Class I) (1)	TOPS® Conservative ETF Portfolio (Class 2) (1)
M Large Cap Growth Fund (1)	TOPS® Growth ETF Portfolio (Class 2) (1)
M Capital Appreciation Fund (1)	TOPS® Moderate Growth ETF Portfolio (Class 2) (1)
M International Equity Fund (1)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) (1)
M Large Cap Value Fund (1)	TOPS® Managed Risk Growth ETF Portfolio (Class 2) (1)
ProFund VP Asia 30 (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) (1)
ProFund VP Basic Materials (1)	American Funds IS Growth Fund (Class 2) (1)

A103

ProFund VP Bear (1)	American Funds IS Growth-Income Fund (Class 2) (1)
ProFund VP Biotechnology (1)	American Funds IS International Fund (Class 2) (1)
ProFund VP UltraBull (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
ProFund VP Consumer Services (1)	Fidelity® VIP Mid Cap Portfolio (Service Class 2) (1)
ProFund VP Oil & Gas (1)	Franklin Income VIP Fund (Class 2) (1)
ProFund VP Europe 30 (1)	Franklin Mutual Shares VIP Fund (Class 2) (1)
ProFund VP Financials (1)	Templeton Growth VIP Fund (Class 2) (1)
ProFund VP Health Care (1)	Hartford Capital Appreciation HLS Fund (Class IB) (1)
ProFund VP Japan (1)	Hartford Disciplined Equity HLS Fund (Class IB) (1)
ProFund VP Mid-Cap Growth (1)	Hartford Dividend and Growth HLS Fund (Class IB) (1)
ProFund VP Mid-Cap Value (1)	Hartford Growth Opportunities HLS Fund (Class IB) (1)
ProFund VP Government Money Market (1)	MFS® Total Return Bond Series (Initial Class) (1)
ProFund VP NASDAQ-100 (1)	MFS® Value Series (Initial Class) (1)
ProFund VP Pharmaceuticals (1)	Invesco V.I. Growth and Income Fund (Series I) (1)
ProFund VP Precious Metals (1)	Fidelity® VIP Index 500 Portfolio (Service Class 2) (1)
ProFund VP Real Estate (1)	American Funds IS Blue Chip Income and Growth Fund (Class 2) (1)
ProFund VP Short NASDAQ-100 (1)	AST Small-Cap Growth Opportunities Portfolio (1)
ProFund VP Short Small-Cap (1)	AST International Value Portfolio (1)
ProFund VP Small-Cap (1)	Calvert VP EAFE International Index Portfolio (Class F)
ProFund VP Small-Cap Growth (1)	Calvert VP NASDAQ 100 Index Portfolio (Class F)
ProFund VP Technology (1)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
ProFund VP Telecommunications (1)	ProFund VP U.S. Government Plus (1)
ProFund VP UltraSmall-Cap (1)	ProFund VP UltraMid-Cap (1)
ProFund VP Bull (1)	ProFund VP UltraNASDAQ-100 (1)
ProFund VP Utilities (1)
(1) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Variable Universal Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Variable Universal Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2020

We have served as the auditor of one or more of the subaccounts of Pruco Life Variable Universal Account since 1996.

A104

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2019 – $5,283,266; 2018 – $5,244,903)	$5,681,970	$5,199,595
Fixed maturities, trading, at fair value (amortized cost: 2019 – $59,995; 2018 – $44,759)	59,964	41,627
Equity securities, at fair value (cost: 2019 – $6,360; 2018 – $31,824)	10,494	36,922
Policy loans	1,314,064	1,236,077
Commercial mortgage and other loans	1,239,885	1,209,150
Other invested assets (includes $87,456 and $120,717 measured at fair value at December 31, 2019 and 2018, respectively)	429,558	377,429
Total investments	8,735,935	8,100,800
Cash and cash equivalents	563,199	416,840
Deferred policy acquisition costs	1,855,698	1,613,922
Accrued investment income	89,448	88,278
Reinsurance recoverables	40,710,159	34,682,127
Receivables from parent and affiliates	271,981	289,580
Income taxes receivable	102,652	46,102
Other assets	441,543	365,219
Separate account assets	138,387,772	119,077,916
TOTAL ASSETS	$191,158,387	$164,680,784
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$25,258,673	$19,476,394
Policyholders’ account balances	22,878,823	22,059,692
Cash collateral for loaned securities	7,529	11,063
Short-term debt to affiliates	2,845	0
Payables to parent and affiliates	216,842	229,345
Other liabilities	1,390,876	1,093,143
Separate account liabilities	138,387,772	119,077,916
Total liabilities	188,143,360	161,947,553
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,153,632	1,146,592
Retained earnings	1,577,453	1,612,435
Accumulated other comprehensive income (loss)	281,442	(28,296)
Total equity	3,015,027	2,733,231
TOTAL LIABILITIES AND EQUITY	$191,158,387	$164,680,784
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018, and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$28,544	$50,808	$54,706
Policy charges and fee income	544,156	533,327	275,693
Net investment income	393,797	325,287	352,410
Asset administration fees	16,056	14,368	17,593
Other income	83,560	72,964	67,749
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(8,655)	(3,710)	(8,374)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	(379)	0	995
Other realized investment gains (losses), net	(107,715)	(163,568)	(72,807)
Total realized investment gains (losses), net	(116,749)	(167,278)	(80,186)
TOTAL REVENUES	949,364	829,476	687,965
BENEFITS AND EXPENSES
Policyholders’ benefits	153,074	149,499	(18,416)
Interest credited to policyholders’ account balances	187,229	171,993	168,391
Amortization of deferred policy acquisition costs	113,318	135,826	95,007
General, administrative and other expenses	336,959	314,371	271,533
TOTAL BENEFITS AND EXPENSES	790,580	771,689	516,515
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	158,784	57,787	171,450
Income tax expense (benefit)	(59,132)	(52,641)	(156,828)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	217,916	110,428	328,278
Equity in earnings of operating joint venture, net of taxes	(917)	(1,790)	(485)
NET INCOME (LOSS)	$216,999	$108,638	$327,793
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	9,572	(17,745)	259
Net unrealized investment gains (losses)	381,447	(259,981)	137,484
Total	391,019	(277,726)	137,743
Less: Income tax expense (benefit) related to other comprehensive income (loss)	81,281	(55,174)	43,372
Other comprehensive income (loss), net of taxes	309,738	(222,552)	94,371
Comprehensive income (loss)	$526,737	$(113,914)	$422,164
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2016	$2,500	$986,062	$1,448,517	$70,975	$2,508,054
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			327,793		327,793
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					422,164
Balance, December 31, 2017	2,500	1,141,092	1,526,310	165,346	2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	—
Contributed capital		5,500			5,500
Dividend to parent
Contributed (distributed) capital-parent/child asset transfers
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	2,500	1,146,592	1,612,435	(28,296)	2,733,231
Cumulative effect of adoption of accounting changes (1)			(1,981)		(1,981)
Contributed capital		5,900			5,900
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,140	0		1,140
Comprehensive income:
Net income (loss)			216,999		216,999
Other comprehensive income (loss), net of tax				309,738	309,738
Total comprehensive income (loss)					526,737
Balance, December 31, 2019	$2,500	$1,153,632	$1,577,453	$281,442	$3,015,027
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$216,999	$108,638	$327,793
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(126,300)	(116,675)	(142,781)
Interest credited to policyholders’ account balances	187,229	171,993	168,391
Realized investment (gains) losses, net	116,749	167,278	80,186
Amortization and other non-cash items	(81,847)	(43,259)	(65,536)
Change in:
Future policy benefits	2,538,263	1,843,825	1,920,440
Reinsurance recoverables	(2,739,573)	(1,832,092)	(2,046,215)
Accrued investment income	(1,170)	(5,937)	(3,692)
Net payables to/receivables from parent and affiliates	(7,175)	18,457	43,913
Deferred policy acquisition costs	(338,455)	(211,059)	(183,884)
Income taxes	(138,706)	(28,950)	(76,330)
Derivatives, net	143,004	(44,585)	55,104
Other, net	(22,573)	(4,487)	26,443
Cash flows from (used in) operating activities	(253,555)	23,147	103,832
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	948,693	561,340	1,062,236
Fixed maturities, trading	0	0	214
Equity securities	29,532	6,008	510
Policy loans	162,744	153,124	143,655
Ceded policy loans	(11,953)	(15,131)	(15,188)
Short-term investments	51,117	13,404	72,725
Commercial mortgage and other loans	144,512	64,261	254,635
Other invested assets	18,599	19,527	31,192
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(940,605)	(875,672)	(1,315,508)
Fixed maturities, trading	(15,235)	(6,481)	(15,019)
Equity securities	(110)	(5,039)	(5,000)
Policy loans	(196,508)	(179,968)	(123,645)
Ceded policy loans	19,790	17,036	18,942
Short-term investments	(51,113)	(13,430)	(37,407)
Commercial mortgage and other loans	(171,762)	(199,847)	(180,929)
Other invested assets	(84,762)	(70,902)	(32,275)
Notes receivable from parent and affiliates, net	15,980	(2,464)	5,731
Derivatives, net	(4,056)	639	(17,569)
Other, net	(6,342)	(2,880)	(152,576)
Cash flows from (used in) investing activities	(91,479)	(536,475)	(305,276)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	5,407,620	5,093,239	4,540,655
Ceded policyholders’ account deposits	(3,537,492)	(3,230,005)	(3,083,049)
Policyholders’ account withdrawals	(3,568,340)	(3,135,714)	(2,682,445)
Ceded policyholders’ account withdrawals	2,431,701	2,022,519	1,692,756
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(3,534)	(22,106)	(110,710)
Dividend to parent	(250,000)	0	(250,000)

Contributed Capital	0	0	148,500
Contributed (distributed) capital - parent/child asset transfers	1,443	0	2,354
Net change in financing arrangements (maturities 90 days or less)	2,845	0	0
Drafts outstanding	7,150	(10,334)	59,795
Cash flows from (used in) financing activities	491,393	717,599	317,856
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	146,359	204,271	116,412
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	416,840	212,569	96,157
CASH AND CASH EQUIVALENTS, END OF YEAR	$563,199	$416,840	$212,569
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$79,574	$(23,684)	$(45,538)
Interest paid	$3,204	$3,099	$2,179

Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2019 and 2018.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other invested assets related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
See Note 9 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with index-linked features of certain universal life products; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Out of Period Adjustments
During the third quarter of 2019, the Company recorded an out of period adjustment which increased “Realized investment gains
(losses), net” by $13 million, with a corresponding increase to “Interest credited to policyholders’ account balances”, which had related impacts resulting in a decrease of $5 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture" for the three months ended September 30, 2019. This adjustment relates to a refinement to the embedded derivative reserve methodology used for the indexed universal life product that should have been recorded during second quarter of 2019.
During the second quarter of 2019, the Company recorded an out of period adjustment resulting in a net increase of $11 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture" for the three months ended June 30, 2019. This adjustment relates to investment income from equity method investments that should have been recorded during first quarter of 2019. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any current or previously reported quarterly or annual financial statements.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Consolidated Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $7.9 million, a reduction to AOCI of $1.5 million, and an increase to equity of $6.4 million upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") (other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of indexed universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiary, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 9). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 9, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Consolidated Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk (“NPR”), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method, which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments -Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$83,622	$2,846	$0	$86,468	$0
Obligations of U.S. states and their political subdivisions	458,152	39,675	0	497,827	0
Foreign government bonds	196,034	26,793	1	222,826	0
U.S. public corporate securities	1,914,503	229,071	2,247	2,141,327	0
U.S. private corporate securities	886,281	44,497	1,006	929,772	0
Foreign public corporate securities	256,843	22,158	385	278,616	0
Foreign private corporate securities	939,603	38,426	19,551	958,478	0
Asset-backed securities(1)	119,602	800	466	119,936	(7)
Commercial mortgage-backed securities	367,848	15,231	163	382,916	0
Residential mortgage-backed securities(2)	60,778	3,050	24	63,804	(131)
Total fixed maturities, available-for-sale	$5,283,266	$422,547	$23,843	$5,681,970	$(138)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $1.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$75,049	$2,427	$6	$77,470	$0
Obligations of U.S. states and their political subdivisions	609,955	15,154	2,351	622,758	0
Foreign government bonds	208,009	2,137	8,199	201,947	0
U.S. public corporate securities	1,739,860	46,166	54,401	1,731,625	0
U.S. private corporate securities	890,748	11,181	18,591	883,338	0
Foreign public corporate securities	270,428	3,746	12,151	262,023	0
Foreign private corporate securities	857,604	9,797	40,022	827,379	0
Asset-backed securities(1)	156,818	1,528	750	157,596	(122)
Commercial mortgage-backed securities	347,570	3,353	4,527	346,396	0
Residential mortgage-backed securities(2)	88,862	1,268	1,067	89,063	(177)
Total fixed maturities, available-for-sale	$5,244,903	$96,757	$142,065	$5,199,595	$(299)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	2,152	1	400	0	2,552	1
U.S. public corporate securities	81,622	984	19,206	1,263	100,828	2,247
U.S. private corporate securities	33,264	780	22,143	226	55,407	1,006
Foreign public corporate securities	3,839	23	9,379	362	13,218	385
Foreign private corporate securities	32,800	921	186,693	18,630	219,493	19,551
Asset-backed securities	32,361	243	55,461	223	87,822	466
Commercial mortgage-backed securities	22,153	163	0	0	22,153	163
Residential mortgage-backed securities	3,049	16	692	8	3,741	24
Total fixed maturities, available-for-sale	$211,240	$3,131	$293,974	$20,712	$505,214	$23,843

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$630	$6	$630	$6
Obligations of U.S. states and their political subdivisions	124,776	1,571	31,215	780	155,991	2,351
Foreign government bonds	77,055	3,184	59,700	5,015	136,755	8,199
U.S. public corporate securities	784,916	37,635	213,147	16,766	998,063	54,401
U.S. private corporate securities	263,934	9,159	287,031	9,432	550,965	18,591
Foreign public corporate securities	124,764	6,286	72,725	5,865	197,489	12,151
Foreign private corporate securities	424,921	22,605	127,201	17,417	552,122	40,022
Asset-backed securities	112,527	650	6,523	100	119,050	750
Commercial mortgage-backed securities	49,616	434	116,786	4,093	166,402	4,527
Residential mortgage-backed securities	34,249	240	32,432	827	66,681	1,067
Total fixed maturities, available-for-sale	$1,996,758	$81,764	$947,390	$60,301	$2,944,148	$142,065

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $16.0 million and $121.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $7.8 million and $20.8 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $20.7 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, energy and consumer non-cyclical sectors. As of December 31, 2018, the $60.3 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, energy and consumer non-cyclical sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$139,614	$140,916
Due after one year through five years	688,411	697,057
Due after five years through ten years	1,073,731	1,115,368
Due after ten years	2,833,282	3,161,973
Asset-backed securities	119,602	119,936
Commercial mortgage-backed securities	367,848	382,916
Residential mortgage-backed securities	60,778	63,804
Total fixed maturities, available-for-sale	$5,283,266	$5,681,970
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$633,787	$234,617	$569,151
Proceeds from maturities/prepayments	314,906	326,664	492,944
Gross investment gains from sales and maturities	59,557	1,370	44,458
Gross investment losses from sales and maturities	(3,785)	(11,000)	(9,956)
OTTI recognized in earnings(2)	(9,034)	(3,710)	(7,379)

(1)	Includes $0.0 million, $(0.1) million and $(0.1) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$1,291	$4,374
New credit loss impairments	3,022	0
Increases due to the passage of time on previously recorded credit losses	32	539
Reductions for securities which matured, paid down, prepaid or were sold during the period	(679)	(2,000)
Reductions for securities impaired to fair value during the period(1)	(3,040)	(1,136)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(152)	(486)
Balance in OCI, end of period	$474	$1,291

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $(1.0) million and $(2.8) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities still held at period end, recorded within "Other comprehensive income (loss)," was $2.0 million during the year ended December 31, 2017.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$355,175	28.6%	$362,811	29.9%
Hospitality	31,449	2.5	16,083	1.3
Industrial	299,803	24.1	263,999	21.8
Office	205,498	16.6	187,450	15.5
Other	136,841	11.0	131,961	10.9
Retail	190,690	15.4	193,473	16.0
Total commercial mortgage loans	1,219,456	98.2	1,155,777	95.4
Agricultural property loans	22,197	1.8	55,438	4.6
Total commercial mortgage and agricultural property loans by property type	1,241,653	100.0%	1,211,215	100.0%
Allowance for credit losses	(1,768)		(2,065)
Total commercial mortgage and other loans	$1,239,885		$1,209,150

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (19%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (9%), Mexico (2%), and Australia (2%).
The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$1,513	$45	$1,558
Addition to (release of) allowance for credit losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,026	$39	$2,065
Addition to (release of) allowance for credit losses	(283)	(14)	(297)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$1,743	$25	$1,768

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,743	25	1,768
Total ending balance(1)	$1,743	$25	$1,768
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,219,456	22,197	1,241,653
Total ending balance(1)	$1,219,456	$22,197	$1,241,653

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,026	39	2,065
Total ending balance(1)	$2,026	$39	$2,065
Recorded investment(2):
Individually evaluated for impairment	$0	$816	$816
Collectively evaluated for impairment	1,155,777	54,622	1,210,399
Total ending balance(1)	$1,155,777	$55,438	$1,211,215

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.
The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$676,517	$18,418	$1,912	$696,847
60%-69.99%	354,828	12,799	0	367,627
70%-79.99%	149,448	27,506	0	176,954
80% or greater	0	225	0	225
Total commercial mortgage and agricultural property loans	$1,180,793	$58,948	$1,912	$1,241,653

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$696,507	$12,771	$80	$709,358
60%-69.99%	321,586	18,525	0	340,111
70%-79.99%	105,727	27,790	0	133,517
80% or greater	28,000	229	0	28,229
Total commercial mortgage and agricultural property loans	$1,151,820	$59,315	$80	$1,211,215
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,219,456	$0	$0	$0	$1,219,456	$0
Agricultural property loans	22,197	0	0	0	22,197	0
Total	$1,241,653	$0	$0	$0	$1,241,653	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,155,777	$0	$0	$0	$1,155,777	$0
Agricultural property loans	55,438	0	0	0	55,438	0
Total	$1,211,215	$0	$0	$0	$1,211,215	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.
For the years ended December 31, 2019 and 2018, there were $0 million and $3 million of commercial mortgage and other loans acquired, other than those through direct origination, respectively. For the years ended December 31, 2019 and 2018, there were $5 million and $0 million of commercial mortgage and other loans sold, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Company's investment in separate accounts	$46,573	$40,126
LPs/LLCs:
Equity method:
Private equity	189,095	149,164
Hedge funds	64,002	57,171
Real estate-related	42,432	10,251
Subtotal equity method	295,529	216,586
Fair value:
Private equity	62,639	60,118
Hedge funds	562	762
Real estate-related	11,707	9,024
Subtotal fair value	74,908	69,904
Total LPs/LLCs	370,437	286,490
Derivative instruments	12,548	50,813
Total other invested assets	$429,558	$377,429

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method, including the Company’s investments in operating joint ventures. Changes between periods in the tables below reflect changes in the activities within the operating joint ventures and LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2019	2018
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$26,017,399	$3,946,992
Total liabilities(2)	$164,080	$65,903
Partners’ capital	25,853,319	3,881,089
Total liabilities and partners’ capital	$26,017,399	$3,946,992
Total liabilities and partners’ capital included above	$325,677	$269,775
Equity in LP/LLC interests not included above	114,505	83,029
Carrying value	$440,182	$352,804

(1)
Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in real estate, investments in securities and other miscellaneous assets.

(2)	Amount represents gross liabilities of each fund where the Company has a significant investment. These liabilities consist primarily of third-party-borrowed funds and other miscellaneous liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$819,904	$128,356	$319,414
Total expenses(2)	(200,666)	(39,040)	(31,680)
Net earnings (losses)	$619,238	$89,316	$287,734
Equity in net earnings (losses) included above	$24,971	$(2,470)	$12,439
Equity in net earnings (losses) of LP/LLC interests not included above	5,077	(1,452)	5,191
Total equity in net earnings (losses)	$30,048	$(3,922)	$17,630

(1)
Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in real estate, investments in securities and other income.

(2)
Amount represents gross expenses of each fund where the Company has a significant investment. These expenses consist primarily of interest expense, investment management fees, salary expenses and other expenses.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$235,456	$220,942	$230,060
Fixed maturities, trading	1,374	1,105	834
Equity securities, at fair value	856	885	884
Commercial mortgage and other loans	57,886	49,577	52,127
Policy loans	68,485	66,305	63,884
Short-term investments and cash equivalents	9,266	2,382	1,090
Other invested assets	38,577	2,256	23,518
Gross investment income	411,900	343,452	372,397
Less: investment expenses	(18,103)	(18,165)	(19,987)
Net investment income	$393,797	$325,287	$352,410

The carrying value of non-income producing assets included $8.4 million in available-for-sale fixed maturities as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$46,738	$(13,340)	$27,123
Equity securities(2)	0	0	(125)
Commercial mortgage and other loans	297	(271)	(337)
LPs/LLCs	(3,400)	849	(221)
Derivatives	(160,368)	(154,208)	(106,625)
Short-term investments and cash equivalents	(16)	(308)	(1)
Realized investment gains (losses), net	$(116,749)	$(167,278)	$(80,186)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income.”

Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$1,568	$(689)	$1,609
Fixed maturity securities, available-for-sale—all other	397,136	(44,619)	279,749
Equity securities, available-for-sale(1)	0	0	2,368
Derivatives designated as cash flow hedges(2)	26,126	22,122	(17,678)
Affiliated notes	4,715	810	4,782
Other investments	(4,365)	5,055	3,588
Net unrealized gains (losses) on investments	$425,180	$(17,321)	$274,418

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income.”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$8,169	$0	$8,169
U.S. public corporate securities	5,048	0	5,048	628	0	628
Foreign public corporate securities	2,481	0	2,481	2,266	0	2,266
Total cash collateral for loaned securities(1)	$7,529	$0	$7,529	$11,063	$0	$11,063

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$7,292	$10,836
Total securities pledged	$7,292	$10,836
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$7,529	$11,063
Total liabilities supported by the pledged collateral	$7,529	$11,063
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, the fair value of this collateral was $0 million and $143 million, respectively, none of which had either been sold or repledged.
As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $3.8 million and $3.7 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and index-linked universal life) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to certain of these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 9 for additional information on the recapture.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Interest Rate Swaps	$3,615	$0	$(50)	$0	$0	$0
Foreign Currency Swaps	773,933	36,551	(12,471)	719,476	38,333	(16,638)
Total Derivatives Designated as Hedge Accounting Instruments	$777,548	$36,551	$(12,521)	$719,476	$38,333	$(16,638)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$569,925	$33,256	$(4,490)	$246,925	$15,665	$(3,174)
Foreign Currency
Foreign Currency Forwards	21,580	0	(518)	23,043	277	(20)
Credit
Credit Default Swaps	0	0	0	756	0	(9)
Currency/Interest Rate
Foreign Currency Swaps	151,792	7,563	(1,892)	98,363	6,303	(2,109)
Equity
Equity Options	2,680,048	174,398	(78,381)	1,981,693	17,312	(4,912)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$3,423,345	$215,217	$(85,281)	$2,350,780	$39,557	$(10,224)
Total Derivatives (1)(2)	$4,200,893	$251,768	$(97,802)	$3,070,256	$77,890	$(26,862)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $8,530 million and $5,589 million as of December 31, 2019 and 2018, respectively included in "Future policy benefits" and $962 million and $13 million as of December 31, 2019 and 2018, respectively included in "Policyholders' account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $8,540 million and $5,600 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in “Other invested assets” and “Other liabilities” on the Consolidated Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$251,765	$(239,220)	$12,545	$(12,545)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$251,765	$(239,220)	$12,545	$(12,545)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$97,802	$(97,802)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$97,802	$(97,802)	$0	$0	$0

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$77,887	$(27,078)	$50,809	$(7,307)	$43,502
Securities purchased under agreements to resell	143,000	0	143,000	(143,000)	0
Total Assets	$220,887	$(27,078)	$193,809	$(150,307)	$43,502
Offsetting of Financial Liabilities:
Derivatives(1)	$26,862	$(26,862)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$26,862	$(26,862)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps and interest rate swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$0	$0	$0	$(50)
Currency/Interest Rate	425	9,007	(1,698)	4,081
Total cash flow hedges	425	9,007	(1,698)	4,031
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	18,609	0	0	0
Currency	20	0	0	0
Currency/Interest Rate	3,485	0	(5)	0
Credit	(1)	0	0	0
Equity	74,068	0	0	0
Embedded Derivatives	(256,974)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(160,793)	0	(5)	0
Total	$(160,368)	$9,007	$(1,703)	$4,031

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(997)	$6,819	$10,066	$39,801
Total cash flow hedges	(997)	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	6,395	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(153,211)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$1,061	$6,071	$(8,234)	$(58,609)
Total cash flow hedges	1,061	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(8,306)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(107,686)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$40,931
Amount recorded in AOCI
Currency/Interest Rate	(59,712)
Total amount recorded in AOCI	(59,712)
Amount reclassified from AOCI to income
Currency/Interest Rate	1,103
Total amount reclassified from AOCI to income	1,103
Balance, December 31, 2017	$(17,678)
Amount recorded in AOCI
Currency/Interest Rate	55,689
Total amount recorded in AOCI	55,689
Amount reclassified from AOCI to income
Currency/Interest Rate	(15,889)
Total amount reclassified from AOCI to income	(15,889)
Balance, December 31, 2018	$22,122
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	(27)
Amount recorded in AOCI
Interest Rate	(50)
Currency/Interest Rate	11,815
Total amount recorded in AOCI	11,765
Amount reclassified from AOCI to income
Currency/Interest Rate	(7,734)
Total amount reclassified from AOCI to income	(7,734)
Balance, December 31, 2019	$26,126

(1)	See Note 2 for details.

The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of $8 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2019 and 2018.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $0 million and $1 million reported as of December 31, 2019 and 2018, respectively with a fair value of $0 million for both periods.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,797	$38,671	$0	$86,468
Obligations of U.S. states and their political subdivisions	0	497,827	0	0	497,827
Foreign government bonds	0	222,663	163	0	222,826
U.S. corporate public securities	0	2,141,324	3	0	2,141,327
U.S. corporate private securities	0	893,943	35,829	0	929,772
Foreign corporate public securities	0	278,435	181	0	278,616
Foreign corporate private securities	0	944,408	14,070	0	958,478
Asset-backed securities(2)	0	117,935	2,001	0	119,936
Commercial mortgage-backed securities	0	382,916	0	0	382,916
Residential mortgage-backed securities	0	63,804	0	0	63,804
Subtotal	0	5,591,052	90,918	0	5,681,970
Fixed maturities, trading	0	59,296	668	0	59,964
Equity securities	131	465	9,898	0	10,494
Short-term investments	0	0	0	0	0
Cash equivalents	0	547,642	0	0	547,642
Other invested assets(3)	0	251,764	4	(239,220)	12,548
Reinsurance recoverables	0	0	8,539,671	0	8,539,671
Receivables from parent and affiliates	0	119,431	3,135	0	122,566
Subtotal excluding separate account assets	131	6,569,650	8,644,294	(239,220)	14,974,855
Separate account assets(4)(5)	0	133,625,669	0	0	133,625,669
Total assets	$131	$140,195,319	$8,644,294	$(239,220)	$148,600,524
Future policy benefits(6)	$0	$0	$8,529,566	$0	$8,529,566
Policyholders' account balances	0	0	962,351	0	962,351
Payables to parent and affiliates	0	97,802	0	(97,802)	0
Total liabilities	$0	$97,802	$9,491,917	$(97,802)	$9,491,917

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,654	$29,816	$0	$77,470
Obligations of U.S. states and their political subdivisions	0	622,758	0	0	622,758
Foreign government bonds	0	201,947	0	0	201,947
U.S. corporate public securities	0	1,731,623	2	0	1,731,625
U.S. corporate private securities	0	838,497	44,841	0	883,338
Foreign corporate public securities	0	262,023	0	0	262,023
Foreign corporate private securities	0	815,634	11,745	0	827,379
Asset-backed securities(2)	0	151,040	6,556	0	157,596
Commercial mortgage-backed securities	0	346,396	0	0	346,396
Residential mortgage-backed securities	0	89,063	0	0	89,063
Subtotal	0	5,106,635	92,960	0	5,199,595
Fixed maturities, trading	0	41,627	0	0	41,627
Equity securities	131	20,794	15,997	0	36,922
Short-term investments	0	0	0	0	0
Cash equivalents	69,903	147,043	0	0	216,946
Other invested assets(3)	0	77,886	4	(27,078)	50,812
Reinsurance recoverables	0	0	5,600,008	0	5,600,008
Receivables from parent and affiliates	0	125,381	9,261	0	134,642
Subtotal excluding separate account assets	70,034	5,519,366	5,718,230	(27,078)	11,280,552
Separate account assets(4)(5)	0	114,947,872	0	0	114,947,872
Total assets	$70,034	$120,467,238	$5,718,230	$(27,078)	$126,228,424
Future policy benefits(6)	$0	$0	$5,588,840	$0	$5,588,840
Policyholders' account balances	0	0	13,015	0	13,015
Payables to parent and affiliates	0	26,862	0	(26,862)	0
Total liabilities	$0	$26,862	$5,601,855	$(26,862)	$5,601,855

(1)	“Netting” amounts represent cash collateral of $141.4 million and $0.2 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $75 million and $70 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2019 and 2018, the fair value of such investments was $4,762 million and $4,130 million, respectively.

(6)
As of December 31, 2019, the net embedded derivative liability position of $8,530 million includes $611 million of embedded derivatives in an asset position and $9,141 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $5,589 million includes $633 million of embedded derivatives in an asset position and $6,222 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders' Account Balances - The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$27,816	Discounted cash flow	Discount rate	5.24%		17.47%		8.25%		Decrease
		Market Comparables	EBITDA multiples(3)	5.7	X	5.7	X	5.7	X	Increase
Reinsurance recoverables	$8,539,671	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,529,566	Discounted cash flow	Lapse rate(6)	1%		18%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Utilization rate(8)	43%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	13%		23%				Increase
Policyholders' account balances(5)	$962,351	Discounted cash flow	Lapse rate(6)	1%		6%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Mortality rate(10)	0%		24%				Decrease
			Equity volatility curve	10%		23%				Increase

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$31,503	Discounted cash flow	Discount rate	7%	20%	10.21%	Decrease
		Liquidation	Liquidation value	40.71%	40.71%	40.71%	Increase
Reinsurance recoverables	$5,600,008	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$5,588,840	Discounted cash flow	Lapse rate(6)	1%	13%		Decrease
			Spread over LIBOR(7)	0.36%	1.60%		Decrease
			Utilization rate(8)	50%	97%		Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities and available-for-sale.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization "EBITDA", and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(6)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(7)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(8)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(9)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(10)
The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$29,816	$0	$8,855	$0	$0	$0	$0	$0	$0	$38,671	$0
Foreign government	0	4	0	0	0	0	0	159	0	163	0
Corporate securities(4)	56,588	(5,229)	4,226	(81)	0	(18,884)	0	13,463	0	50,083	(8,467)
Structured securities(5)	6,556	1,322	0	(130)	0	(6,336)	0	77,660	(77,071)	2,001	0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	0	0	751	0	668	(83)
Equity securities	15,997	1,668	0	(7,767)	0	0	0	0	0	9,898	1,534
Other invested assets	4	0	0	0	0	0	0	0	0	4	0
Short-term investments	0	0	1,388	0	0	(1,388)	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,600,008	1,936,363	1,003,300	0	0	0	0	0	0	8,539,671	2,142,421
Receivables from parent and affiliates	9,261	190	0	0	0	(6,316)	0	0	0	3,135	0
Liabilities:
Future policy benefits	(5,588,840)	(1,945,323)	0	0	(995,403)	0	0	0	0	(8,529,566)	(2,151,380)
Policyholders' account balances(6)	(13,015)	(765,917)	0	0	(183,419)	0	0	0	0	(962,351)	(759,661)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(8,198)	$0	$3,615	$680	$(8,467)	$0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	(83)
Equity securities	0	1,668	0	0	0	1,534
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	1,936,363	0	0	0	2,142,421	0
Receivables from parent and affiliates	0	0	0	190	0	0
Liabilities:
Future policy benefits	(1,945,323)	0	0	0	(2,151,380)	0
Policyholders' account balances	(765,917)	0	0	0	(759,661)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$19,204	$0	$10,679	$(67)	$0	$0	$0	$0	$0	$29,816	$0
Foreign government	0	(15)	0	0	0	0	174	0	(159)	0	0
Corporate securities(4)	75,421	(6,642)	13,573	(215)	0	(39,459)	15	18,877	(4,982)	56,588	(1,944)
Structured securities(5)	111,028	(540)	31,067	(10,844)	0	(10,216)	0	13,513	(127,452)	6,556	0
Other assets:
Equity securities	17,525	(1,453)	0	(75)	0	0	0	0	0	15,997	(1,453)
Other invested assets	0	(5)	0	0	0	0	0	18	(9)	4	(5)
Short-term investments	1,339	(47)	11,106	(73)	0	(12,311)	(14)	0	0	0	(19)
Cash equivalents	0	(256)	4,987	(465)	0	(4,266)	0	0	0	0	0
Reinsurance recoverables	5,457,649	(782,025)	924,384	0	0	0	0	0	0	5,600,008	(573,853)
Receivables from parent and affiliates	0	47	9,719	0	0	(525)	0	6,551	(6,531)	9,261	0
Liabilities:
Future policy benefits	(5,452,583)	780,261	0	0	(916,518)	0	0	0	0	(5,588,840)	572,088
Policyholders' account balances(6)	(46,651)	24,405	0	0	0	9,231	0	0	0	(13,015)	24,405

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$2,001	$0	$(1,588)	$270	$(2,736)	$0
Other assets:
Equity securities	1,707	0	(38)	0	0	2,345
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(158,623)	0	0	0	(315,998)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	463,432	0	0	0	313,532	0
Policyholders' account balances	(30,991)	0	0	0	(30,991)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other includes reclassifications of certain asset and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(6)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,288,625	$1,288,625	$1,239,885
Policy loans	0	0	1,314,064	1,314,064	1,314,064
Cash and cash equivalents	15,557	0	0	15,557	15,557
Accrued investment income	0	89,448	0	89,448	89,448
Reinsurance recoverables	0	0	212,368	212,368	211,813
Receivables from parent and affiliates	0	149,415	0	149,415	149,415
Other assets	0	22,505	0	22,505	22,505
Total assets	$15,557	$261,368	$2,815,057	$3,091,982	$3,042,687
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,264,128	$277,782	$1,541,910	$1,541,355
Cash collateral for loaned securities	0	7,529	0	7,529	7,529
Short-term debt to affiliates	0	2,845	0	2,845	2,845
Payables to parent and affiliates	0	216,842	0	216,842	216,842
Other liabilities	0	387,109	0	387,109	387,109
Total liabilities	$0	$1,878,453	$277,782	$2,156,235	$2,155,680

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2018
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,214,350	$1,214,350	$1,209,150
Policy loans	0	0	1,236,077	1,236,077	1,236,077
Cash and cash equivalents	56,894	143,000	0	199,894	199,894
Accrued investment income	0	88,278	0	88,278	88,278
Reinsurance recoverables	0	0	0	0	0
Receivables from parent and affiliates	0	154,938	0	154,938	154,938
Other assets	0	28,950	0	28,950	28,950
Total assets	$56,894	$415,166	$2,450,427	$2,922,487	$2,917,287
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,206,747	$272,322	$1,479,069	$1,486,929
Cash collateral for loaned securities	0	11,063	0	11,063	11,063
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	229,345	0	229,345	229,345
Other liabilities	0	372,997	0	372,997	372,997
Total liabilities	$0	$1,820,152	$272,322	$2,092,474	$2,100,334

(1)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$1,613,922	$1,376,211	$1,341,093
Capitalization of commissions, sales and issue expenses	451,773	346,885	278,892
Amortization-Impact of assumption and experience unlocking and true-ups	(34,619)	(54,772)	(16,140)
Amortization-All other	(78,699)	(81,054)	(78,867)
Change in unrealized investment gains and losses	(37,337)	26,652	(5,363)
Other(1)	(59,342)	0	(143,404)
Balance, end of year	$1,855,698	$1,613,922	$1,376,211

(1)
Represents ceded DAC upon reinsurance agreement with Prudential Arizona Reinsurance Term Company and Prudential Arizona Reinsurance Captive Company in 2019 and Gibraltar Universal Life Reinsurance Company ("GUL Re") in 2017. See Note 9 for additional information.

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Life insurance – domestic	$14,522,350	$11,831,419
Life insurance – Taiwan	1,493,716	1,408,598
Individual and group annuities and supplementary contracts	677,266	609,457
Other contract liabilities	8,565,341	5,626,920
Total future policy benefits	$25,258,673	$19,476,394

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with less than 0.4% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Interest-sensitive life contracts	$17,793,669	$17,167,713
Individual annuities	3,613,971	3,444,327
Guaranteed interest accounts	207,038	240,886
Other	1,264,145	1,206,766
Total policyholders’ account balances	$22,878,823	$22,059,692
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 1.9% to 4.6% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 4.1%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$101,413,706	N/A	$87,412,536	N/A
Net amount at risk	$23,061	N/A	$656,027	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$20,008,013	$111,734,329	$18,574,416	$97,055,710
Net amount at risk	$1,423,229	$2,214,835	$3,186,237	$4,510,250
Average attained age of contractholders	70 years	68 years	70 years	67 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2019	December 31, 2018

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$3,781,929	$3,301,084
General account value	$9,169,757	$8,224,464
Net amount at risk	$147,370,237	$144,225,578
Average attained age of contractholders	55 years	55 years

(1)	Balances are gross of reinsurance.

(2)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)
	(in thousands)
Equity funds	$67,526,437	$56,191,438
Bond funds	48,484,071	44,794,947
Money market funds	1,877,377	1,610,279
Total	$117,887,885	$102,596,664

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.5 billion at December 31, 2019 and $3.4 billion at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2016	$387,993	$4,058,181	$27,038	$5,041,008	$9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Change in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance at December 31, 2017	390,338	4,997,310	17,131	5,452,583	10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	411,568	5,231,854	16,810	5,588,839	11,249,071
Incurred guarantee benefits(1)	52,717	1,473,762	2,266	2,940,727	4,469,472
Paid guarantee benefits	(25,992)	(110,642)	(2,209)	0	(138,843)
Change in unrealized investment gains and losses	22,208	805,259	240	0	827,707
Balance at December 31, 2019	$460,501	$7,400,233	$17,107	$8,529,566	$16,407,407

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2019 and 2018 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, Gibraltar Universal Life Reinsurance Company ("GUL Re") and Dryden Arizona Reinsurance Term Company (“DART”), its parent company Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$40,710,159	$34,682,127
Policy loans	(142,262)	(130,502)
Deferred policy acquisition costs	(6,989,618)	(7,267,847)
Deferred sales inducements	(515,968)	(562,052)
Other assets(1)	258,427	185,573
Policyholders’ account balances	4,934,544	5,004,112
Future policy benefits	4,209,817	3,376,048
Other liabilities(2)	884,641	621,856

(1)	Includes $0.0 million and $0.1 million of unaffiliated activity as of December 31, 2019 and 2018, respectively.

(2)	Includes $43.1 million and $27.2 million of unaffiliated activity as of December 31, 2019 and 2018, respectively.
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
PAR U	$12,380,683	$11,444,032
PALAC	11,635,405	8,828,190
PURC	4,692,769	4,127,455
PARCC	2,627,595	2,527,690
GUL Re	2,292,638	2,017,810
PAR Term	1,825,594	1,678,745
Prudential Insurance	1,764,512	1,226,917
Prudential of Taiwan	1,499,685	1,414,669
Term Re	1,506,366	1,259,141
DART	327,235	119,946
Unaffiliated	157,677	37,532
Total reinsurance recoverables	$40,710,159	$34,682,127

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$1,882,584	$1,807,809	$1,720,896
Assumed(1)	206	230	194
Ceded(2)	(1,854,246)	(1,757,231)	(1,666,384)
Net premiums	28,544	50,808	54,706
Policy charges and fee income:
Direct	3,725,113	3,248,574	3,459,134
Assumed	519,265	497,751	473,573
Ceded(3)	(3,700,222)	(3,212,998)	(3,657,014)
Net policy charges and fee income	544,156	533,327	275,693
Net investment income:
Direct	398,762	330,058	356,291
Assumed	1,631	1,581	1,484
Ceded	(6,596)	(6,352)	(5,365)
Net investment income	393,797	325,287	352,410
Asset administration fees:
Direct	355,118	346,727	340,461
Assumed	0	0	0
Ceded	(339,062)	(332,359)	(322,868)
Net asset administration fees	16,056	14,368	17,593
Other income:
Direct	83,891	68,931	62,830
Assumed(4)	(293)	96	390
Ceded	(59)	(55)	(77)
Amortization of reinsurance income	21	3,992	4,606
Net other income	83,560	72,964	67,749
Realized investment gains (losses), net:
Direct	(1,912,241)	769,114	478,117
Assumed	0	0	0
Ceded(5)	1,795,492	(936,392)	(558,303)
Realized investment gains (losses), net	(116,749)	(167,278)	(80,186)
Policyholders’ benefits (including change in reserves):
Direct	3,352,159	2,647,574	2,436,537
Assumed(6)	885,542	599,589	584,909
Ceded(7)	(4,084,627)	(3,097,664)	(3,039,862)
Net policyholders’ benefits (including change in reserves)	153,074	149,499	(18,416)
Interest credited to policyholders’ account balances:
Direct	470,551	499,458	350,262
Assumed	135,355	141,307	135,123
Ceded	(418,677)	(468,772)	(316,994)
Net interest credited to policyholders’ account balances	187,229	171,993	168,391
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,772,111)	(1,587,360)	(1,302,020)

(1)	Includes $0.2 million of unaffiliated activity for each of the years ended December 31, 2019, 2018 and 2017.

(2)	Includes $(0.6) million, $(0.2) million and $0.0 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	Includes $(34) million, $(20) million and $(8) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(4)	Includes $(0.3) million, $0.1 million and $0.4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(5)	Includes $44 million, $(34) million and $(20) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(6)	Includes $1.9 million, $0.0 million and $0.4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(7)	Includes $(30) million, $(10) million and $4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2019	2018	2017
	(in thousands)
Direct gross life insurance face amount in force	$993,850,732	$936,489,617	$882,333,743
Assumed gross life insurance face amount in force	39,877,183	40,811,929	41,782,959
Reinsurance ceded	(963,444,461)	(901,709,295)	(854,053,110)
Net life insurance face amount in force	$70,283,454	$75,592,251	$70,063,592
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principle-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance. This reinsurance agreement covers new and in force business and excludes business reinsured externally.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
Prior to July 1, 2019, the Company reinsured 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 90% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $476 million in premiums and $409 million in expenses ceded with the difference being deferred and subsequently amortized through income.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principle-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
Prior to July 1, 2019, the Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 95% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $150 million in premiums and $115 million in expenses ceded with the difference being deferred and subsequently amortized through income.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk. Effective July 1, 2019, this agreement has been recaptured for certain term life insurance policies which are now reinsured to PARCC and PAR Term as noted above.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to Prudential Insurance. This reinsurance agreement covers new and in force business.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, excluding those policies that are subject to principle-based reserving.
Information regarding significant third-party reinsurance arrangements is described below.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to “highest daily” living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier® Retirement Variable Annuity, to Union Hamilton. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2019, $3.2 billion of HDI v.3.0 account values are reinsured to Union Hamilton.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$56,371	$36,739	$(52,502)
Total	56,371	36,739	(52,502)
Deferred tax expense (benefit):
U.S. Federal	(115,503)	(89,380)	(104,326)
Total	(115,503)	(89,380)	(104,326)
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	(59,132)	(52,641)	(156,828)
Income tax expense (benefit) on equity in earnings of operating joint ventures (1)	(1,773)	648	0
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	81,281	(55,174)	43,372
Additional paid-in capital	0	0	824
Total income tax expense (benefit)	$20,376	$(107,167)	$(112,632)
(1) Prior period amounts have been updated to conform to current period presentation.
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the reported income tax expense (benefit) are provided in the following table:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense	$33,345	$12,136	$60,007
Non-taxable investment income	(52,291)	(49,845)	(157,408)
Tax credits	(40,602)	(40,272)	(29,506)
Domestic production activities deduction, net	0	0	(10,447)
Changes in tax law	0	3,618	(20,165)
Settlements with taxing authorities	0	20,984	0
Other	416	738	691
Reported income tax expense (benefit)	$(59,132)	$(52,641)	$(156,828)
Effective tax rate	(37.2)%	(91.1)%	(91.5)%
The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was (37.2)%, (91.1)% and (91.5)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company’s effective tax rate during the periods presented:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $20 million tax benefit in “Income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury or other standard-setting organizations, and recognized a $1 million increase in income tax benefit for a total of $21 million recognized from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR). In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company's 2017 tax return for which the tax expense was calculated at 35% and an increase in future tax deduction for the same amount to be realized at 21% netting to a $5 million increase to income tax expense.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $50 million of the total $52 million of 2019 non-taxable investment income, $47 million of the total $50 million of 2018 non-taxable investment income, and $155 million of the total $157 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Tax credits. These amounts primarily represent tax credits relating to foreign taxes withheld on the Company’s separate account investments.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$427,843	$245,488
Net unrealized loss on securities	0	8,283
Employee benefits	7,141	0
Other	1,969	1,897
Deferred tax assets	436,953	255,668
Deferred tax liabilities:
Deferred policy acquisition cost	67,431	55,030
Net unrealized gain on securities	83,801	0
Investments	142,028	95,294
Deferred tax liabilities	293,260	150,324
Net deferred tax asset (liability)	$143,693	$105,344

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2019 and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $159 million, $58 million and $170 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2019	2018	2017
	(in thousands)
Balance at January 1,	$0	$30,196	$9,488
Increases in unrecognized tax benefits-prior years	0	0	12,373
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	8,335
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	(30,196)	0
Balance at December 31,	$0	$0	$30,196
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$30,196
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	$(17,448)	$(10,848)	$(28,296)
Change in OCI before reclassifications	9,572	435,919	445,491
Amounts reclassified from AOCI	0	(54,472)	(54,472)
Income tax benefit (expense)	(41)	(81,240)	(81,281)
Balance, December 31, 2019	$(7,917)	$289,359	$281,442

(1)	Includes cash flow hedges of $26 million, $22 million, and $(18) million as of December 31, 2019, 2018 and 2017, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$7,734	$15,889	$(1,103)
Net unrealized investment gains (losses) on available-for-sale securities(4)	46,738	(13,340)	28,101
Total net unrealized investment gains (losses)	54,472	2,549	26,998
Total reclassifications for the period	$54,472	$2,549	$26,998

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:
Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	$(689)	$(152)	$37	$(192)	$(996)
Net investment gains (losses) on investments arising during the period	2,112	0	0	(450)	1,662
Reclassification adjustment for (gains) losses included in net income	210	0	0	(45)	165
Reclassification adjustment for OTTI losses excluded from net income(1)	(65)	0	0	14	(51)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	316	0	(67)	249
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(355)	76	(279)
Balance, December 31, 2019	$1,568	$164	$(318)	$(664)	$750

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net investment gains (losses) on investments arising during the period	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(1)	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	30,499	30,499
Balance, December 31, 2018	$(16,632)	$(65,743)	$68,005	$4,518	$(9,852)
Net investment gains (losses) on investments arising during the period	494,861	0	0	(105,395)	389,466
Reclassification adjustment for (gains) losses included in net income	(54,682)	0	0	11,646	(43,036)
Reclassification adjustment for OTTI losses excluded from net income(1)	65	0	0	(14)	51
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	488,806	0	(104,105)	384,701
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(549,821)	117,100	(432,721)
Balance, December 31, 2019	$423,612	$423,063	$(481,816)	$(76,250)	$288,609

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $262 million, $192 million and $(503) million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,665 million and $1,461 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Also, if any dividend, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of 10% of statutory capital and surplus as of the preceding December 31 or its statutory net gain from operations excluding realized investment gains and losses for the twelve-month period ending on the preceding December 31, the dividend is considered to be an "extraordinary dividend" and requires the prior approval of the AZDOI. Based on these limitations, there is a capacity to pay a dividend of $21 million in 2020 without prior approval since the Company paid dividends to Prudential Insurance of $250 million in 2019, of which $146 million was paid from surplus and $104 million was considered an extraordinary dividend. The Company also paid dividends to Prudential Insurance of $0 million and $250 million in 2018 and 2017, respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $6 million, $6 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $20 million, $23 million and $26 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $24 million, $28 million and $28 million for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $9 million, $10 million and $10 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $747 million, $739 million and $633 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $116 million, $69 million and $66 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Corporate-Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $4,339 million at December 31, 2019 and $3,631 million at December 31, 2018. Fees related to these COLI policies were $48 million, $45 million and $44 million for the years ended December 31, 2019, 2018 and 2017, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $13 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $96 million and $88 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $9 million, a loss of $1 million and a gain of $8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $341 million, $333 million and $323 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $10 million, $10 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$6,502
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	122,566	128,140
Total long-term notes receivable - affiliated(1)							$122,566	$134,642

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2019 and 2018, and is included in “Other assets”. Revenues related to these assets were $4 million, $5 million and $5 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
DART	January 2018	Purchase	Other Invested Assets	$21,457	$21,457	$0	$0
PALAC	April 2018	Purchase	Fixed Maturities	$64,313	$64,313	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$87,486	$87,486	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$37,921	$37,921	$0	$0
Prudential Realty Securities, Inc.	November 2018	Purchase	Commercial Mortgages	$3,259	$3,425	$0	$(167)
Prudential Insurance	February 2019	Sale	Commercial Mortgages	$4,995	$5,000	$(4)	$0
PALAC	April 2019	Sale	Equity Securities	$14,525	$13,466	$0	$1,059
Term Re	September 2019	Sale	Fixed Maturities	$9,178	$8,135	$0	$1,043
PURC	September 2019	Sale	Fixed Maturities	$8,399	$7,455	$0	$944
PAR U	September 2019	Sale	Fixed Maturities	$31,466	$28,146	$0	$3,320
Prudential Insurance	September 2019	Sale	Fixed Maturities	$10,702	$9,254	$1,144	$0
PURC	December 2019	Sale	Equity Securities	$7,767	$6,002	$0	$1,765
Par Term	December 2019	Sale	Fixed Maturities	$27,330	$24,739	$0	$2,591
PURC	December 2019	Sale	Fixed Maturities	$93,830	$75,586	$0	$18,244
PURC	December 2019	Sale	Fixed Maturities	$78,884	$68,645	$0	$10,239
Prudential Insurance	December 2019	Purchase	Other Invested Assets	$9,000	$9,000	$0	$0
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. Short-term debt outstanding was $2.8 million as of December 31, 2019. There was no debt outstanding as of December 31, 2018 and 2017.
The total interest expense to the Company related to loans payable to affiliates was $2.3 million, $0.7 million and $0.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
In December of 2019, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In December of 2019, the Company paid a dividend in the amount of $250 million to Prudential Insurance. Through December of 2018, the Company did not pay any dividends. In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019 and 2018, the outstanding balances on these commitments were $26 million and $14 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $261 million and $257 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$222,412	$233,359	$273,205	$220,388
Total benefits and expenses	150,798	219,237	234,568	185,977
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	71,614	14,122	38,637	34,411
Net income (loss)	$87,788	$48,435	$43,373	$37,403
2018
Total revenues	$188,712	$248,288	$183,330	$209,146
Total benefits and expenses	179,469	224,981	166,760	200,479
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	9,243	23,307	16,570	8,667
Net income (loss)	$11,304	$36,226	$18,725	$42,383

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019, including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 13 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, its parent company, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 1996.

PART C:

OTHER INFORMATION

Item 26. Exhibits

Exhibit number Description of Exhibit

(a)	Board of Directors Resolution:
(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 2)

(b)	Not Applicable.

(c)	Underwriting Contracts:
(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 4)
(ii)	Broker Dealer Selling Agreement used from 8-2018 to current. (Note 1)
(iii)	Broker Dealer Selling Agreement used from 6-2017 to 8-2018. (Note 1)

(d)	Contracts:
(i)	Survivorship Variable Universal Life Insurance Contract (ICC17 SVUNLG-2017). (Note 19)
(ii)	Rider to Provide Lapse Protection (ICC17 PLI 551-2017). (Note 19)
(iii)	Rider for Enhanced Cash Value (ICC14 PLI 496-2014). (Note 15)
(iv)	Rider for Excess Loan Protection (ICC17 PLI 552-2017). (Note 19)
(v)	Options to Exchange for Separate Contracts at Attained Age (ICC15 PLI 493-2015). (Note 19)
(vi)	Endorsement for Type C Death Benefit Option (ICC15 PLI 539-2015). (Note 16)
(vii)	Endorsement for Type C Death Benefit Option with Enhanced Cash Value Rider (ICC15 PLI 539E-2015). (Note 16)
(viii)	Rider for Estate Protection (ICC15 VL 194 C-2015). (Note 19)

(e)	Application:
(i)	Application for Variable Universal Life Insurance Contract. (Note 19)
(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 6)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 2)
(ii)	By‑laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 5)

(g)	Reinsurance Agreements:
(i)	Agreement between Pruco Life Insurance Company ("Pruco Life") and Prudential. (Note 7)
(ii)	Amendments (1-13) to the Agreement between Pruco Life and Prudential. (Note 8)

(h)	Participation Agreements:
(i)	American Skandia Trust Participation Agreement, as amended June 8, 2005. (Note 11)
(ii)	Amendment #1 to the Participation Agreement between Pruco Life Insurance Company ("Pruco Life") and Advanced Series Trust (formerly American Skandia Trust), as amended June 8, 2005. (Note 8)
(iii)	Participation Agreement between Pruco Life and American Funds. (Note 12)
(iv)	Participation Agreement between Pruco Life and Dreyfus. (Note 13)
(v)	Amendment #3 to the Participation Agreement between Pruco Life and Dreyfus. (Note 18)
(vi)	Amendment #4 to the Participation Agreement between Pruco Life and Dreyfus. (Note 18)
(vii)	Amendment #5 to the Participation Agreement between Pruco Life and Dreyfus. (Note 18)
(viii)	Amendment #6 to the Participation Agreement between Pruco Life and Dreyfus. (Note 14)

(ix)	Participation Agreement between Pruco Life and Fidelity. (Note 12)
(x)	Amendment #1 to the Participation Agreement between Pruco Life and Fidelity. (Note 12)
(xi)	Amendment #2 to the Participation Agreement between Pruco Life and Fidelity. (Note 18)
(xii)	Participation Agreement between Pruco Life and Franklin. (Note 12)
(xiii)	Amendment #1 to the Participation Agreement between Pruco Life and Franklin. (Note 18)
(xiv)	Amendment #2 to the Participation Agreement between Pruco Life and Franklin. (Note 18)
(xv)	Amendment #5 to the Participation Agreement between Pruco Life and Franklin. (Note 18)
(xvi)	Amendment #6 to the Participation Agreement between Pruco Life and Franklin. (Note 18)
(xvii)	Amendment #7 to the Participation Agreement between Pruco Life and Franklin. (Note 20)
(xviii)	Participation Agreement between Pruco Life and MFS. (Note 13)
(xix)	Amendment #7 to the Participation Agreement between Pruco Life and MFS. (Note 12)
(xx)	Participation Agreement between Pruco Life and Neuberger Berman. (Note 13)
(xxi)	Amendment #1 to the Participation Agreement between Pruco Life and Neuberger Berman. (Note 14)
(xxii)	Amendment #2 to the Participation Agreement between Pruco Life and Neuberger Berman. (Note 18)
(xxiii)	Participation Agreement between Pruco Life and Northern Lights. (Note 17)
(xxiv)	Amendment (2) to the Participation Agreement between Pruco Life and Northern Lights. (Note 9)
(xxv)	Participation Agreement between Pruco Life and The Prudential Series Fund. (Note 18)
(xxvi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Advanced Series Trust. (Note 19)
(xxvii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and American Funds. (Note 18)
(xxviii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Dreyfus. (Note 19)
(xxix)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Franklin. (Note 19)
(xxx)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and MFS. (Note 19)
(xxxi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Neuberger Berman. (Note 18)
(xxxii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and The Prudential Series Fund. (Note 19)

(i)	Administrative Contracts:
(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 5)
(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 9)
(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 10)

(j)	Not Applicable.

(k)	Opinion and Consent of Christopher J. Madin, Esq., as to the legality of the securities being registered. (Note 1)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Other Opinions:
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii)	Powers of Attorney: Markus Coombs, Caroline A. Feeney, Salene Hitchcock-Gear, Susan M. Mann, Nandini Mongia, Dylan J. Tyson, Candace Woods. (Note 1)

(o)	None.

(p)	Not Applicable.

(q)	Redeemability Exemption:
(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 1)

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Form N-6, Registration No. 333-158634, filed April 20, 2009, on behalf of the Pruco Life Variable Universal Account.
(Note 3)	This note not currently used.
(Note 4)	Incorporated by reference to Post-Effective Amendment No. 10 for Form N-6, Registration No. 333-112808, filed April 14, 2010, on behalf of the Pruco Life Variable Universal Account.
(Note 5)	Incorporated by reference to Post-Effective Amendment No. 11 for Form N-6, Registration No. 333-112808, filed April 12, 2011, on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Form N-6, Pre-Effective Amendment No. 1, Registration No. 333-229276, filed April 22, 2019, on behalf of the Pruco Life Variable Universal Account.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 6 for Form N-6, Registration No. 333-112808, filed April 19, 2006, on behalf of the Pruco Life Variable Universal Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 14 for Form N-6, Registration No. 333-112808, filed April 15, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 20 for Form N-6, Registration No. 333-112808, filed April 7, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 28 for Form N-6, Registration No. 333-112808, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 3 for Form N-6, Registration No. 333-112808, filed August 12, 2005, on behalf of the Pruco Life Variable Universal Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 16 for Form N-6, Registration No. 333-112808, filed June 28, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 8 for Form N-6, Registration No. 333-112808, filed April 18, 2008, on behalf of the Pruco Life Variable Universal Account.
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 21 for Form N-6, Registration No. 333-112808, filed June 27, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 9 for Form N-6, Registration No. 333-158634, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 28 for Form N-6, Registration No. 333-112808, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 12 for Form N-6, Registration No. 333-112808, filed April 23, 2012, on behalf of the Pruco Life Variable Universal Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 40 to Form N-6, Registration No. 333-112808, filed April 6, 2018, on behalf of the Pruco Life Variable Universal Account.
(Note 19)	Incorporated by reference to Pre-Effective Amendment No.1 to this Registration Statement, filed June 16, 2017, on behalf of the Pruco Life Variable Universal Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 39 to Form N-6, Registration No. 333-112808, filed April 6, 2017, on behalf of the Pruco Life Variable Universal Account.

Item 27. Directors and Officers of Pruco Life Insurance Company

The directors and officers of Pruco Life Insurance Company ("Pruco Life"), listed with their principal occupations, are shown below. The principal business address of the directors and officers listed below is 213 Washington Street, Newark, New Jersey 07102.

DIRECTORS OF PRUCO LIFE

MARKUS COOMBS – Director and Vice President

CAROLINE A. FEENEY – Director

SALENE HITCHCOCK-GEAR – Director

SUSAN M. MANN – Director, Vice President, Chief Financial Officer, and Chief Accounting Officer

NANDINI MONGIA – Director and Treasurer

DYLAN J. TYSON – Director, President, and Chief Executive Officer

CANDACE J. WOODS – Director

OFFICERS WHO ARE NOT DIRECTORS

TODD BRYDEN - Chief Actuary and Senior Vice President

WILLIAM J. EVERS - Vice President and Corporate Counsel

LYNN K. STONE - Vice President, Chief Legal Officer, and Secretary

JORDAN K. THOMSEN - Vice President and Corporate Counsel

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Pruco Life Insurance Company, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.

Item 29. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco Life"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed on April 12, 2011, as exhibit Item 26.(f)(ii) to Form N-6 of this Registration Statement on behalf of the Pruco Life Variable Universal Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Pruco Securities, LLC ("Pruco Securities"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized on September 22, 2003, under New Jersey law, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.

Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

Pruco Life Variable Universal Account
Pruco Life Variable Appreciable Account
Pruco Life of New Jersey Variable Appreciable Account
The Prudential Variable Appreciable Account

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so.

(b)
Managers And Officers Of Pruco Securities, LLC

Name and Principal Business Address -------------------------------------------------------	Position and Office with Pruco Securities -----------------------------------------------------------
Salene Hitchcock-Gear (Note 1)	Chairman of the Board, Manager
Michael S. Absher (Note 8)	Manager
Brian A. Barnard (Note 3)	Treasurer
Robert Begun (Note 4)	Vice President, Chief Supervising Officer, Principal Operations Officer
Kevin M. Brayton (Note 5)	Vice President, Manager
Jaye Brazicki (Note 1)	Assistant Secretary
John M. Cafiero (Note 2)	Assistant Secretary
David S. Campen (Note 3)	Assistant Controller
Dexter M. Feliciano (Note 1)	Chief Operating Officer
Anthony M. Fontano (Note 1)	Vice President, Manager
Peter C. Gayle (Note 1)	Vice President, Manager
Patrick L. Hynes (Note 1)	President, Manager
Bradford O. Hearn (Note 1)	Manager
Kathleen C. Hoffman (Note 3)	Assistant Treasurer
Hasan Ibrahim (Note 1)	Vice President, Chief Legal Officer, Assistant Secretary
John F. Keenan (Note 6)	Vice President
Milton T. Landes (Note 1)	Vice President
Aismara J. Casanova (Note 1)	Secretary
Joseph B. McCarthy (Note 2)	Assistant Treasurer
Charles M. O'Donnell (Note 1)	Vice President
Maggie Palen (Note 2)	Assistant Secretary
Mary Jo Reich (Note 1)	Assistant Secretary
Charles H. Smith (Note 3)	Anti-Money Laundering Officer
Robert P. Smit (Note 3)	Vice President, Controller, Chief Financial Officer, Principal Financial Officer

Michele E. Talafha (Note 7)	Assistant Vice President
Jordan K. Thomsen (Note 3)	Assistant Secretary
William Wilcox (Note 1)	Vice President
Frank Ingraham (Note 1)	Vice President, Chief Compliance Officer

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) Three Gateway Center, Newark, NJ 07102
(Note 4) 200 Wood Avenue South, Iselin, NJ 08830
(Note 5) 280 Trumbull Street, 1 Commercial Plaza, Hartford, CT 06103
(Note 6) 655 Broad Street, Newark, NJ 07102
(Note 7) NY Virtual Office
(Note 8) NC Virtual Office

(c) Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $2,809,798 in 2019, $2,211,393 in 2018, and $2,855,401 in 2017. Pruco Securities offers the Contract on a continuous basis.

The sum of the chart below is $281,884,788, which represents Pruco Securities’ total 2019 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Compensation received by Pruco Securities during the last fiscal year with respect to variable life insurance products.
Principal Underwriter	Gross Distribution Revenue*	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions**	Other Compensation
Pruco Securities	$94,229,852	$-0-	$187,654,936	$-0-
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.

Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 31. Location of Accounts and Records

The Depositor, Pruco Life Insurance Company, is located at 213 Washington Street, Newark, New Jersey 07102.

The Principal Underwriter, Pruco Securities, LLC, is located at 751 Broad Street, Newark, New Jersey 07102.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 32. Management Services

Not Applicable.

Item 33. Representation of Reasonableness of Fees

Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 7th day of April, 2020.

(Seal)

Pruco Life Variable Universal Account
(Registrant)

By: Pruco Life Insurance Company
(Depositor)

By: /s/ Christoper J. Madin Christopher J. Madin Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 7th day of April, 2020.

Signature and Title

/s/ *
Markus Coombs
Director and Vice President

/s/ *
Caroline A. Feeney
Director

/s/ *
Salene Hitchcock-Gear
Director
	*By:	/s/ Christopher J. Madin
/s/ *		Christopher J. Madin
Susan M. Mann		(Attorney-in-Fact)
Director, Vice President, Chief Accounting Officer, and Chief Financial Officer

/s/ *
Nandini Mongia
Director and Treasurer

/s/ *
Dylan J. Tyson
Director, President, and Chief Executive Officer

/s/ *
Candace Woods
Director

EXHIBIT INDEX

Item 26.

(c) Underwriting Contracts:	(ii)	Broker Dealer Selling Agreement used from 8-2018 to current.
	(iii)	Broker Dealer Selling Agreement used from 6-2017 to 8-2018.

(k) Legal Opinion and Consent:		Opinion and Consent of Christopher J. Madin, Esq., as to the legality of the securities being registered.

(n) Other Opinions:	(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
	(ii)	Powers of Attorney: Markus Coombs, Caroline A. Feeney, Salene Hitchcock-Gear, Susan M. Mann, Nandini Mongia, Dylan J. Tyson, Candace Woods.

(q) Redeemability Exemption:	(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii).